As filed with the Securities and Exchange Commission
                            on July 23, 1997

                                                     File No. 33-43089
                                                     File No. 811-6431

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               F O R M  N-1A
    Registration Statement Under the Securities Act of 1933
                         Post-Effective Amendment No. 14
                                       and
         Registration Statement Under the Investment Company Act of 1940
                               Amendment No. 16

                               ____________________

                           SMITH BREEDEN SERIES FUND
               (Exact Name of Registrant as Specified in Charter)

                          100 Europa Drive, Suite 200
                       Chapel Hill, North Carolina 27514
                    (Address of Principal Executive Office)

                                 (919) 967-7221
              (Registrant's Telephone Number, Including Area Code)

                               MICHAEL J. GIARLA
                          100 Europa Drive, Suite 200
                       Chapel Hill, North Carolina 27514
                    (Name and Address of Agent for Service)

                                _______________
                     Please Send Copy of Communications to:

                            MARIANTHE S. MEWKILL
                         Smith Breeden Associates, Inc.
                          100 Europa Drive, Suite 200
                             Chapel Hill, NC 27514
                                    (919)-967-7221


   This filing shall become effective on July 24, 1997 pursuant to paragraph (b)(1) of Rule 485 under the Securities Act of 1933.

     The Registrant has previously registered an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 notice for the Registrant's most recent fiscal year was filed on May, 29
1997.

                         SMITH BREEDEN SERIES FUND
              SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT FUND
                              (THE "SHORT FUND")
               SMITH BREEDEN INTERMEDIATE DURATION U.S.
                             GOVERNMENT FUND
                        (THE "INTERMEDIATE FUND")
                          CROSS REFERENCE SHEET
                                   FORM N-1A

                  Part A:  Information Required in Prospectus

N-1A
Item No.      Item                       Location in the
                                         Registration Statement
                                         by Prospectus Heading


1.            Cover Page                 Cover Page


2.            Synopsis                   Expense Table


3.            Condensed Financial
              Information                Financial Highlights


4.            General Description of	 Smith Breeden Mutual Funds
              Registrant                 The Short Fund
                                         The Intermediate Fund


5.            Management of the Fund     Management of the Funds


5a.           Management's Discussion
              of Fund's Performance      Contained in the Fund's
                                         Annual Report to Shareholders


6.            Capital Stock and Other    Capital Structure
              Securities                 Dividends and Distributions



7.            Purchase of Securities	 Pricing of Fund Shares
              Being Offered              How to Purchase Shares



8.            Redemption or Repurchase   How to Redeem Shares
                                         How to Exchange Shares


9.            Pending Legal Proceedings  Not Applicable

              JULY 23, 1997
    SMITH BREEDEN MUTUAL FUNDS
               PROSPECTUS

   The  Smith  Breeden Mutual Funds consist of  three  no
load, diversified  registered investment companies (the
"Funds"). Smith Breeden Associates, Inc. (the "Adviser")
serves as the investment adviser to the Funds.
   Smith  Breeden Equity Plus Fund (the "Equity  Plus
Fund") seeks  to provide a total return exceeding the
Standard  & Poor's  500 Composite Stock Price Index without
additional equity  market  risk.  The Fund is a series
fund  of  the Smith  Breeden  Trust.  The  Equity  Plus
Fund  does  not generally invest in the common stocks that
make up the S&P 500  Index  or  any  other index.  The
Equity  Plus  Fund utilizes index futures contracts and
equity swap contracts to  track  the  return of the S&P 500
Index,  and  invests substantially all of its assets in
fixed-income securities and related hedging instruments.
Whether the Fund's total return  equals or exceeds the
performance of the  S&P  500 Index  depends on whether the
total return on  the  Equity Plus Fund's fixed-income
investments equals or exceeds the Fund's total operating
expenses, as well as other factors. See "Investment
Objectives,   Policies,   and    Risk Considerations -
Equity Plus Fund."

   Smith  Breeden  Short Duration U.S. Government  Fund
(the "Short  Fund", formerly known as the Smith Breeden Short
Duration U.S. Government Series) seeks a high level of current income consistent with low volatility of net asset value.
The Short Fund seeks to match the interest-rate risk of a portfolio that invests exclusively in six month
U.S. Treasury  securities  on a constant maturity  basis.
The dollar weighted average maturity of the Fund's securities may at times significantly exceed six months.

   Smith  Breeden Intermediate Duration U.S. Government
Fund (the "Intermediate Fund", formerly known as the Smith Breeden Intermediate Duration U.S. Government Series) seeks a total return in excess of the total return of the major market indices  for mortgage-backed securities.  The major
market indices  for mortgage-backed securities currently
include, but are  not limited  to, the Salomon Brothers
Mortgage Index  and  the Lehman Brothers Mortgage Index.
These indices include all outstanding  government
sponsored fixed-rate   mortgagebacked securities,
weighted in proportion to their current market
capitalization.   The duration,  or  interest-rate risk,
of these indices is similar to that of intermediateterm
U.S. Treasury Notes, and typically will range between
three  and five years. The Intermediate Fund consistently
seeks  to achieve a volatility of net asset value
similar to  that  of  a portfolio  that  invests
exclusively  in mortgage-backed securities,  as  weighted
in  the  major mortgage market indices.
   An  investment in any of the Funds is neither insured
nor guaranteed  by  the  U.S.  Government.  There  can
be no assurance that any of the Funds will meet their
investment objectives.   This  Prospectus sets  forth
concisely  the information  about the Funds that you
should know  before investing.  Please read this
Prospectus carefully and keep it  for  future  reference.
A Statement  of  Additional Information,  dated July 23,
1997, which  is  incorporated herein  by  reference, has
been filed with the  Securities and  Exchange Commission
with respect to each Fund and  is available on the
Commission's   Web site (http://www.sec.gov).   The
Statements   of   Additional Information,  which  may be
revised  from  time  to time, contain  further
information about  the  Funds, and  are available
without charge by writing to the Funds  at  100 Europa
Drive,  Chapel Hill, North Carolina  27514  or  by
calling  1-800-221-3138.  THESE SECURITIES HAVE  NOT
BEEN APPROVED  OR  DISAPPROVED BY THE SECURITIES  AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS  THE SECURITIES  AND EXCHANGE  COMMISSION
PASSED UPON THE ACCURACY OR   ADEQUACY   OF   THIS
PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.




                       TABLE OF CONTENTS
Expense Table 3
Financial Highlights--Equity Plus Fund 5
Financial Highlights--Short Fund 6
Financial Highlights--Intermediate Fund 7
Smith Breeden Mutual Funds 8
Investment Objectives, Policies and Risk Considerations 8
Other Investment Practices and Risk Considerations 21
Management of the Funds 24
Pricing of Fund Shares 28
How to Purchase Shares 29
How to Exchange Shares 32
How to Redeem Shares 33
Dividends and Distributions 36
Shareholder Reports and Information 37
Retirement Plans 38
Service and Distribution Plans 38
Taxes 39
Capital Structure 40
Transfer, Dividend Disbursing Agent, Custodian and
Independent Accountants 40
Fund Performance 41

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by
the  Funds.   The Prospectus  does not constitute an offering
by the Funds in any jurisdiction in which such offering may not be lawfully made.
                        EXPENSE TABLE

   The   following   table  is  designed  to  assist   you
in understanding the expenses you will bear as a shareholder
of the  Funds.   Shareholder Transaction Expenses  are
charges that you pay when buying or selling shares of a Fund. Annual Fund Operating Expenses are paid out of a
Fund's assets   and   include      fees  for   portfolio
management,
maintenance of shareholder accounts, shareholder servicing, accounting and other services. The expenses shown below are based on each Fund's expenses for the past fiscal year.

                                   Equity   Short     Intermediate
                                   Plus
                                   Fund      Fund      Fund
Shareholder Transaction Expenses
Maximum  Sales  Load  Imposed on
Purchases                           None       None    None

Maximum Sales Load Imposed on
Reinvested  Dividends               None       None    None
Deferred Sales Load Imposed on
Redemptions                         None       None    None
Redemption    Fees1                 None       None    None
Exchange    Fees                    None       None    None
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management   Fees2                  0.70%      0.70%   0.70%

Other  Expenses
(net  of  reimbursement)            0.18%      0.18%   0.18%

Total Fund Operating Expenses
(net     of    reimbursement)3      0.78%      0.88%   0.88%

     _____________________________
1    A  transaction cost of $9 may be imposed on
redemptions by wire transfer.

2 Pursuant to a distribution and services plan in respect of each Fund, the Adviser may pay annual distribution and servicing fees of up to 0.25% of each of the Fund's net assets out of its management fee. See "Service and Distribution Plans."

3    The   Other  Expenses  in  the  table  and  Total
     Fund Operating Expenses reflect undertakings by the
     Adviser to  bear expenses of each of the Funds and/or
     waive its fees  to  the  extent  necessary to  limit
     Total  Fund Operating  Expenses  to 0.78% for the
     Short  Fund  and 0.88% for each of the Equity Plus
     Fund and Intermediate Fund  through  August  1,
     1998.   Absent  the  expense limitation,  Other
     Expenses and Total Fund Operating Expenses would be 0.23% and 0.93% for the Short
     Fund, 0.46%  and  1.16% for the Intermediate Fund, and
     1.90% and 2.60% for the Equity Plus Fund.


   The following examples illustrate the expenses that apply to a $750 investment in each Fund over various time periods assuming: (1) a 5% annual rate of return, and
(2) redemption or no redemption at the end of each time period. Except as noted in the table above, the Funds charge no redemption fees.

     Short Duration Fund

     1 Year    3  Years   5 Years    10 Years

     $ 6       $   18      $  31      $67

     Intermediate Duration Fund and Equity Plus Fund

     Year      3  Years   5 Years    10 Years

     $ 7       $   21      $  35      $75

These examples are based on the annual operating expenses shown above and should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown. The annual rate of return may be more or less than 5%.

   The  Funds  may  be recommended to investors  by
registered investment advisors.  Such advisors customarily
impose  fees that would be in addition to any fees and
expenses presented in  the above table.  Certain broker
dealers may also charge a  fee  for  purchase or
redemption of shares through  their network.   Neither the
Funds, nor the Adviser, exercise any control over such advisory or broker-dealer fees and may not be informed of the level of such fees.























                                   EQUITY PLUS FUND
                                 FINANCIAL HIGHLIGHTS
                    FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
   The following selected per share data and ratios cover the fiscal periods from June 30, 1992, the date the Fund commenced operations, through March 31, 1997, and are a part of the Fund's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. This data should be read in conjunction with the Fund's most recent annual audited financial statements and the report of Deloitte & Touche LLP thereon which appear in the Fund's Statement of Additional Information.

Selected Financial Data
                               Year Ended     Year Ended    Year Ended    Year Ended    Period
                                March 31,     March 31,     March 31,      March 31,   March 31,
                                  1997         1996         1995          1994           1993
Net Asset Value, Beginning of $12.27         $10.84       $9.88          $10.85	     $10.00
Period
Income From Investment
Operations
Net investment income          0.592          0.615        0.568          0.476         0.355
Net realized and unrealized
gain (loss) on investments     1.813          2.768        1.081         (0.216)        1.281
Total from investment
operations                     2.405          3.383        1.649          0.260         1.636
Less Distributions
Dividends from net
investment income            (0.590)        (0.583)      (0.568)        (0.472)       (0.311)
Dividends in excess of
net investment income           --           --          (0.001)          --             --
Distributions from net
realized gains on investments (1.525)       (1.370)      (0.047)        (0.701)       (0.420)
Distributions in excess of
net realized gains on
investments                      --             --       (0.073)        (0.057)	      (0.055)
Total distributions           (2.115)       (1.953)      (0.689)        (1.230)       (0.786)
Net Asset Value,
End of Period                $12.56         $12.27     $10.84          $9.88         $10.85
Total Return                  21.41%         32.30%       17.18%         2.19%        22.59%*
Ratios/Supplemental Data
Net assets, end of period   $13,507,377    $4,766,534  $2,107,346    $1,760,519	    $903,846
Ratio of expenses to average net assets
 Before expense limitation    2.60%          4.58%        7.75%          7.08%          28.48%*
  After expense limitation    0.88%          0.90%        0.90%          0.90%          0.57%*
Ratio of net income to average net assets
  Before expense limitation   3.58%          1.85%        0.59%		 1.84%	      (22.63%)*
  After expense  limitation   5.30%          5.53%        7.44%          8.02%		5.28%*
Portfolio turnover rate        182%           107%        120%            119%           271%
* Annualized
Additional  performance information is presented in the  Fund's  Annual  Report, which is available without charge upon request.

                                 SHORT DURATION FUND
                                 FINANCIAL HIGHLIGHTS
              FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

   The following selected per share data and ratios cover the fiscal periods from March 31, 1992, the date the Fund commenced operations, through March 31, 1997 and are a part of the Short Fund's financial statements which have been audited by Deloitte & Touche LLP, independent auditors. This data should be read in conjunction with the Short Fund's most recent annual audited financial statements and the report of Deloitte & Touche LLP thereon which appear in the Fund's Statement of Additional Information.

Selected Financial Data
                               Year Ended     Year Ended    Year Ended    Year Ended    Period
                                March 31,     March 31,     March 31,      March 31,    March 31,
                                1997           1996          1995           1994         1993
Net Asset Value, Beginning of
Period                        $9.74          $9.90        $9.90          $10.00         $10.00
Income From Investment
Operations
Net investment income          0.476          0.621        0.628          0.432          0.552
Net gain (loss) on securities
(both realized and unrealized) 0.146          (0.148)      --             (0.070)        0.002
Total from investment
operations                     0.622          0.473        0.628          0.362          0.554
Less Distributions
Dividends from net investment
income                        (0.476)        (0.621)      (0.628)        (0.462)	(0.554)
Dividends in excess of net
investment income             (0.056)        (0.012)      --             --             --
Total distributions           (0.532)        (0.633)      (0.628)        (0.462)	(0.554)
Net Asset Value, End of
period                        $9.83          $9.74        $9.90          $9.90		10.00
Total Return                   6.57%          4.95%        6.58%          3.67%          5.67%
Ratios/Supplemental Data
Net assets, end of
period                  $118,988,609   $221,825,136  $218,431,665  $218,167,491	      48,531,206
Ratio of expenses to average net assets
  Before expense limitation     0.93%          0.93%        0.92%          1.00%          2.58%
  After expense  limitation     0.78%          0.78%        0.78%          0.78%          0.78%
Ratio of net income to
average net assets
  Before expense limitation     4.90%          6.13%        6.18%          3.95%	  2.73%
  After expense limitation      5.04%          6.29%        6.33%          4.17%	  4.53%
Portfolio turnover rate          556%           225%         47%            112%           3%

Additional performance information is presented in the Short Fund's Annual Report, which is available without charge upon request.


                           INTERMEDIATE DURATION FUND
                          FINANCIAL HIGHLIGHTS
              FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

   The following selected per share data and ratios cover the fiscal periods from March 31, 1992, the date the Fund commenced operations, through March 31, 1997 and are a part of the Intermediate Fund's financial statements which have been audited by Deloitte & Touche LLP, independent auditors. This data should be read in conjunction with the Intermediate Fund's most recent annual audited financial statements and the report of Deloitte & Touche
LLP thereon which appear in the Fund's Statement of Additional Information.

Selected Financial Data
                               Year Ended     Year Ended    Year Ended    Year Ended    Period
                                March 31,     March 31,     March 31,      March 31,     March 31,
                                  1997           1996          1995          1994           1993
Net Asset Value,
Beginning of Period             $10.01         $9.83        $10.01         $10.62         $10.00
Income From Investment
Operations
Net investment
income                            0.599          0.660        0.664          1.05           0.826
Net gain (loss) on securities
(both realized and unrealized)   (0.024)        2.77         (0.049)        (0.601)         0.621
Total from investment
operations                        0.575          0.937        0.615          0.449          1.447
Less Distributions
Dividends from net investment
income                           (0.604)        (0.656)      (0.664)        (1.044)	   (0.826)
Dividends in excess of
net investment income              ----          ----        (0.108)        ----           --
Distributions from net
realized gains on investments     (0.251)        (0.101)       --           (0.015)        --
Distributions in excess of
net realized gains on investments   --             --         (0.022)        --		   --
Total distributions               (0.855)        (0.757)      (0.794)       (1.059)        (0.826)
Net Asset Value, End of Period      $9.73          $10.01       $9.83      $10.01         $10.62
Total Return                        5.92%          9.69%        6.10%        4.11%          14.93%
Ratios/Supplemental Data
Net assets, end of period       $37,735,525   $36,446,940   $34,797,496    $6,779,666	  $2,923,913
Ratio of expenses to average
net assets
  Before expense limitation         1.16%          1.14%        2.33%          2.34%	     17.52%
  After expense  limitation         0.88%          0.90%        0.90%          0.90%	      0.82%
Ratio of net income to
average net assets
  Before expense limitation         5.92%          6.26%        4.77%          6.30%	     (8.52%)
  After expense  limitation         6.19%          6.49%        6.20%          7.74%          8.18%
Portfolio turnover rate              409%           193%         557%           84%            42%

Additional performance information is presented in the Intermediate Fund's Annual Report, which is available without charge upon request.


                    SMITH BREEDEN MUTUAL FUNDS
   The Short and Intermediate Funds are funds of the Smith Breeden Series Fund (the "Series Fund"), an open-end diversified management investment company. The Equity Plus Fund is currently the only fund of the Smith Breeden Trust (the "Trust"), an open-end diversified management investment company.
   Smith Breeden Associates, Inc. ("Smith Breeden" or the "Adviser") acts as investment adviser to the Funds. Smith Breeden is a money management and consulting firm founded in 1982
whose  clients include   pension  funds,  financial  institutions,
corporations, government   entities,   and  charitable
foundations. The   firm specializes  in mortgage securities,
interest-rate risk management, and the application of option pricing to investments and banking. Smith Breeden currently advises assets totaling over $20 billion.

    INVESTMENT OBJECTIVES, POLICIES, AND RISK CONSIDERATIONS
   Each of the Funds has a different investment objective and different investment policies, and is designed to meet different investment needs.
   The investment objectives and certain investment policies of the Short and Intermediate Funds are fundamental and may not be changed without a vote of shareholders of the relevant Fund. The investment objective of the Equity Plus Fund is not fundamental, and may be changed without a vote of the majority of the shareholders of the Equity Plus Fund. Shareholders of the Equity Plus Fund will receive a written notification at least thirty days prior to any change in the Equity Plus Fund's investment objective. If such a change in the investment objective of the Equity Plus Fund occurs, such changes may result in the Fund having an investment
objective different  from  the  objective  which   the
shareholders considered appropriate at the time of their investment in the Equity Plus Fund.

   Since shares of each Fund represent an investment in securities with fluctuating market prices, the net asset value per share of each Fund will vary as the aggregate value of a Fund's portfolio securities increases or decreases. Due to the risks inherent in all investments, there can be no assurance that the objectives of the Funds will be met. The descriptions that follow are designed to help you choose the Fund or combination of Funds that best fits your investment objectives.

Short Fund

   The Short Fund's investment objective is to provide investors with a high level of current income, consistent with a volatility
of net asset   value  similar  to  that  of  a  portfolio  which
invests exclusively  in six-month U.S. Treasury securities  on  a
constant maturity basis.   There is no assurance that the Short
Fund will be able to maintain a low volatility of net asset
value.
   The Short Fund will seek its investment objective by investing, under normal circumstances, at least 70% of its total assets in U.S. Government Securities. The Fund will also invest in fixedrate and adjustable-rate mortgage-backed securities issued by nongovernmental issuers. The Fund may hold a portion of
its assets  in money   market  instruments  and  in  time  and
savings deposits (including fixed-rate or adjustable certificates of deposit) in commercial banks or institutions whose accounts are insured by  the FDIC, BIF or SAIF.
   Under normal circumstances the Short Fund will seek to achieve an interest-rate risk or option-adjusted duration similar to that of a six-month U.S. Treasury security on a constant maturity basis. However, the Short Fund expects that, under normal circumstances, the dollar-weighted average life (or period until the next reset date) of its portfolio securities will be longer than six months, sometimes significantly longer.
   The Adviser believes that by investing in mortgage securities from a variety of market sectors on a selective basis and adjusting the overall option-adjusted duration of the portfolio to approximate that of a six-month U.S. Treasury security, the Short Fund will achieve a more consistent and less volatile net asset value than is characteristic of mutual funds that invest primarily in mortgage securities paying a fixed rate of interest or those that invest exclusively in adjustable-rate mortgage securities. The securities in which the Short Fund may invest may not yield as high a level of income as other securities in which other funds may invest. However, such higher yielding securities may be more volatile and may be issued by less creditworthy entities.
Intermediate Fund
   The   Intermediate  Fund's  investment  objective  is  to
provide investors with a total return in excess of the total
return of  the major   market   indices  for  mortgage-backed
securities. The Intermediate Fund will seek its investment objective by investing, under normal circumstances, at least 70% of its total assets in U.S. Government Securities. The Fund will also invest in fixedrate and adjustable rate mortgage-backed securities issued by nongovernmental issuers. The Fund may
hold a portion of its assets in money   market  instruments  and
in time and savings deposits (including fixed-rate or adjustable-rate certificates of deposit) in commercial banks or institutions whose accounts are insured by the FDIC, BIF, or
SAIF.
   The major market indices for mortgage-backed securities currently include, but are not limited to, the Salomon Brothers Mortgage Index and the Lehman Brothers Mortgage Index.
These indices include all outstanding government sponsored fixed-rate mortgage backed securities, weighted in proportion to their
current  market capitalization.   Total  return is  the  change
in value of the investment, assuming reinvestment of all distributions. Under normal circumstances, the Intermediate Fund will seek to achieve an interest-rate risk or option-adjusted duration (see below) similar to that of a portfolio that invests exclusively in mortgage-backed securities, as weighted in the major market indices. The duration, or interest-rate risk, of these indices is similar to the that of intermediate-term  U.S. Treasury Notes, and  typically  will range between three and five years. When market interest rates decline, the value of a portfolio invested in intermediate-term 9
fixed-rate obligations  can  be  expected to rise.   Conversely,
when  market interest  rates  rise,  the  value  of  a  portfolio
invested   in intermediate-term fixed-rate obligations can be
expected to fall.
   There is no assurance that the Intermediate Fund will be able to maintain a total return in excess of the total return of major market indices for mortgage-backed securities, or that it will match the interest rate risk of a portfolio investing exclusively in these securities.

   U.S.  Government  Securities.  The U.S.  Government
Securities in which the Funds may invest include U.S. Treasury Bills, Notes, Bonds, discount notes and other debt securities issued by the U.S. Treasury, and obligations issued or
guaranteed  by  the   U.S. Government, its agencies and
instrumentalities including, but not limited to, the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan
Mortgage  Corporation  ("FHLMC").   (Other  U.S.  Government
agencies or instrumentalities include Federal Home Loan Banks, Bank for Cooperatives, Farm Credit Banks, Tennessee Valley Authority, Federal Financing Bank, Small Business Administration, and Federal Agricultural Mortgage Corporation.) It is anticipated that the Funds will invest substantially all of their assets in FNMA, FHLMC, and GNMA mortgage-backed certificates and other U.S. Government Securities representing ownership interests in mortgage pools.

   Privately-issued  Mortgage  Backed  Securities.   The   Short
and Intermediate Funds may invest in fixed-rate and adjustable-rate mortgage-backed securities issued by private originators of, or investors in, mortgage loans issued by private entities that are rated AAA by Standard & Poor's ("S&P") or Aaa by Moody's Investors Service ("Moody's"), or, if unrated, determined by the Adviser to be of comparable quality. The Short and Intermediate Funds will not pay any additional fees for credit support and will not invest in private mortgage pass-through securities unless they are rated AAA by S&P or Aaa by Moody's, or are unrated but deemed to be of comparable credit quality by the Adviser.  In addition,  the
Short and   Intermediate   Funds   will  only  purchase
mortgage-backed securities  which  constitute  "Mortgage
Related Securities"  for purposes of the Secondary Mortgage
Market Enhancement Act of 1984.

   Option-adjusted Duration. Option-adjusted duration is a measure of the price sensitivity of a portfolio to changes in interest rates. The maturity of a security, another commonly used measure of price sensitivity, measures only the time until final payment is due, whereas option-adjusted duration takes into account the pattern of all payments of interest and principal on a security over time, including how these payments are affected by prepayments and by changes in interest rates. In computing the duration of a Fund's portfolio, the Adviser will estimate the duration of obligations that are subject to prepayment or redemption by the issuer, taking into account the influence of changes in interest rates on prepayments and coupon flows. The Adviser may use certain hedging techniques (as described in 10 more detail in Appendix A) to lengthen or shorten the option-adjusted duration of a Fund.

   Fundamental Policies. As a matter of fundamental policy, the Short and Intermediate Funds will limit purchases to the following classes of assets:
 1.Securities   issued   directly  or  guaranteed   by   the
    U.S. Government or its agencies or instrumentalities; 2.Mortgage-Backed Securities rated AAA by S&P or Aaa by
    Moody's or unrated but deemed of equivalent quality by the
    Adviser;
  3.Assets  fully  collateralized by assets in either of  the above classes;
 4.Assets  which  would  qualify as liquidity items  under
federal regulations   if   held  by  a  commercial  bank   or
savings
    institution; and
 5.Hedge  instruments, which may only be used for  risk
    management purposes.   Any  securities described in the
    "Hedging" section and any stripped Mortgage-Backed Securities may only be used for risk management purposes.

Equity Plus Fund

   The Equity Plus Fund seeks to provide a total return exceeding the Standard & Poor's Composite Stock Price Index (the "S&P 500 Index") without additional equity market risk. The Fund does not invest principally in the common stocks that make up the S&P 500 Index or any other index. The Fund utilizes index futures contracts and equity swap contracts to track the return of the S&P 500 Index, and invests substantially all of its assets in fixed-income securities and
related  hedging and other instruments.   Whether  the  Fund's
total return equals or exceeds the performance of the S&P 500 Index depends on whether the total return on the Fund's fixed-income investments equals or exceeds the Fund's total operating expenses, as well as other factors.

   The S&P 500 Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's, which is not a sponsor of or in any other way affiliated with the Fund, chooses the 500
stocks included  in  the S&P   500   Index  on  the  basis  of
market value and industry diversification. The S&P 500 Index assigns relative values to the stocks included in the index, weighted according to each stock's total market value relative to the total market value of the other stocks included in the index.

   The Equity Plus Fund seeks its objective by dividing its portfolio into two segments: an "Equity Simulation Segment" and a "Fixed Income Segment." Through the Equity Simulation
Segment, the  Fund invests   in  a  combination  of  equity
swap contracts, futures contracts on the S&P 500 Index and on other stock indices, including, but not limited to, the New York Stock Exchange Composite Index, and common stocks whose return (before deducting allocated costs) 11 is expected to track movements in the S&P 500 Index. By employing this strategy, the Equity Plus Fund seeks to achieve the same investment opportunity and risk profile for the Equity Simulation Segment as that of a hypothetical portfolio, equal in size to the Fund, invested in the common stocks comprising the S&P 500 Index in proportion to their respective weight in the S&P 500 Index. In the Equity Simulation Segment, the Equity Plus Fund expects its use of stock index futures other than S&P 500 stock index futures to be minimal.

   Through the Fixed Income Segment, the Fund invests in fixed income securities and uses related hedging techniques such as futures, options,  floors,  caps and swaps.  The Fixed-Income
Segment  will invest   substantially  all  of  its  assets  in
U.S.   Government Securities  (as  defined  above),  and  may
also  invest  in  bank certificates of deposit, corporate debt
obligations, and  mortgagebacked   and  other  asset-backed
securities  of  non-governmental issuers.

   The  Fund  may  also  engage  in  loans  of   portfolio
securities, dollar rolls, and reverse repurchase agreements to enhance income and total return. With these investments, the Fund seeks to generate income (consisting primarily of interest income) and gains which exceed the total costs of
operating the  Fund (including   the  costs  associated  with
the Equity Simulation Segment). Thus, whether the Fund's total return equals or exceeds the performance of the S&P 500 Index depends on whether the total return on the Fund's Fixed-Income Segment equals or exceeds the Fund's total operating expenses, as well as other factors described below.

   The Equity Simulation Segment's actual opportunities for gain or loss may be greater than a hypothetical portfolio invested in the stocks  comprising  the  S&P 500 Index depending  upon the Fund's exposure  to the S&P 500 Index, which could at times
be higher    or lower  than  the Fund's total assets.  For
example, the total net notional amount of the Fund's equity swap contracts, S&P 500 or other stock index futures plus the market value of common  stocks owned  by  the  Fund may
exceed the Fund's total net  assets  as  a result  of
purchases and redemptions of Fund shares.  In addition, since
S&P 500 Index futures can only be purchased for specific amounts, the Fund might not be able to match accurately a notional amount of futures contracts to the Fund's total net
assets.   Under normal market conditions, the Fund expects that
such variations in S&P 500 Index exposure will generally be up to 5% greater or less than the Fund's total net assets.
Also, the ability of the Equity Simulation Segment of the Fund's portfolio to replicate the investment opportunity and risk profile of a hypothetical stock portfolio may be diminished by imperfect correlations between price movements of the S&P 500 Index with price movements of S&P 500 and other stock index futures and/or the common stocks purchased by the Fund. In addition, the purchase and sale of common stocks and S&P 500 and other stock index futures involve transaction costs. Equity swap contracts require the Fund to pay interest on the notional amount of the contract. Therefore, assuming the Fund has successfully tracked the movement of 12 the S&P 500 Index, the Fund will outperform the S&P 500 Index only if the total net return on the Fixed Income Segment of the Fund's portfolio exceeds the sum of (to the extent applicable)
(1) the Fund's transaction costs on S&P 500 and other stock index futures and common stock transactions, (2) the interest payments under the Fund's equity swap contracts and (3) the Fund's operating expenses as described more fully under "Management of the Fund."

   Equity Swap Contracts. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker-dealer. The counterparty generally agrees to pay the Fund the amount,if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the basket of stocks comprising the S&P 500
Index, plus the dividends that would have been received on those stocks. The Fund agrees to pay to the counterparty a floating rate of interest (typically the London Inter Bank
Offered Rate) on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks comprising the S&P 500 Index (as if the Fund had invested the notional amount in stocks comprising the S&P 500 Index) less the interest paid by the Fund on the notional amount. The Fund will enter into equity swap contracts only on a net basis, i.e., where the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of any payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term. If there is default by the counterparty to an equity swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction.

   There is no assurance that the equity swap contract counterparties will be able to meet their obligations or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to these contracts. The Fund will closely monitor the credit of equity swap contract counterparties in order to minimize this risk. The Fund will not use equity swap contracts for leverage.

   The Fund may from time to time enter into the opposite side of equity swap contracts (i.e., where the Fund is obligated to pay the increase  (net of interest) or receive the decrease
(plus interest) on  the  S&P  500 Index) to reduce the amount
of the Fund's  equity market  exposure.   These positions are
sometimes referred  to  as "reverse equity swap contracts".

   The Equity Plus Fund will not enter into any equity swap contract unless, at the time of entering into such transaction, the unsecured senior debt of the counterparty is rated at least A by Moody's Investors Service, Inc.
("Moody's") or Standard  &  Poor's ("S&P").   In addition, the
staff of the SEC considers equity swap contracts and reverse 13 equity swap contracts to be illiquid securities. Consequently, while the staff maintains this position, the Fund will not invest in equity swap contracts or reverse equity swap contracts if, as a result of the investment, the total value of such investments together with that of all other illiquid securities which the Fund owns would exceed 15% of the Fund's total assets.

   The Adviser and the Equity Plus Fund do not believe that the Fund's obligations under equity swap contracts or reverse equity swap contracts are senior securities, so long as such a segregated account is maintained, and accordingly, the Fund will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each equity swap contract and each reverse equity swap contract will be accrued on a daily basis, and an amount of cash, U.S. Government Securities or other liquid high quality debt securities having an aggregate market value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian.

   S&P  500  Index  and Other Stock Index Futures. S&P 500  and
other stock index futures represent contracts to buy a number of units of the  S&P 500 Index or some other stock index at a specified  future date  at  a  price  agreed upon when the
contract  is  made.   Upon entering into a contract, the Fund
will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities, generally not exceeding 5% of the face amount of the contract. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, called "variation margin", will be made on a daily basis as the value of the futures contract fluctuates. Purchased futures contracts may be closed out only by entering into a futures contract sale with the same terms as the contract to be closed out on the futures exchange on which the futures are traded. The liquidity of the market in futures contracts could be adversely affected by daily price fluctuation limits established by an exchange which limit the amount of fluctuation in the price of a futures contract during a single trading day. In such case, it may not be possible for the Fund to close out its futures contract position, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. The Fund will not use futures contracts for leverage.

   The Equity Plus Fund will not purchase S&P 500 or other stock index futures, except for bona fide hedging purposes, if as a result the Fund's aggregate initial margin deposits and premiums would be greater than 5% of the Fund's total assets. In addition to margin deposits, when the Fund purchases an S&P 500 or other stock index futures contract, it is required to maintain at all times while the contract is held by the Fund, cash, U.S. government securities or other appropriate 14 securities in a segregated account with its Custodian, in an amount which, together with the initial margin deposit on the futures contract, is equal to the current delivery or cash settlement value of the futures contract. The amounts on deposit will constitute a portion of the Fund's Fixed Income Segment.

   Common  Stocks.   When index futures contracts and/or  equity
swap contracts are, in the judgment of the Adviser, overpriced relative to the common stocks underlying the S&P 500 Index, the Fund may invest directly in the common stocks represented by the S&P 500 Index. The Fund will not own all 500 issues, but will attempt to purchase a basket of common stocks which the Adviser expects will, on average, match movements in
the S&P 500  Index.   Subject  to limits on the Fund's
investments in other investment companies, the Fund may also invest in these stocks indirectly by purchasing interests in asset pools investing in such stocks. To the extent that the Fund purchases interests in other investment companies, shareholders of the Fund may be subject to a layering of expenses because they may indirectly bear a proportionate share of the expenses of such investment companies (including advisory fees) in addition to bearing the direct expenses of the Fund.

   Fixed  Income  Instruments.   At the time  of  purchase,  with
the exception of mortgage-backed and asset-backed securities, the Fund's Fixed Income Segment's investments will be of investment grade (rated at least Baa by S&P or BBB by Moody's), or, if unrated, determined by the Adviser to be of comparable quality. Its investment in mortgage-backed and other asset-backed securities will be rated at least A by Moody's or S&P. Securities rated Baa and BBB or below have certain speculative characteristics, and are more susceptible to adverse changes in circumstances and economic conditions than higher rated fixed income securities. The Adviser will monitor the Equity Plus Fund's investments in fixed income securities and will cause the Equity Plus Fund to dispose of any such security whose rating is reduced to below investment grade. Example. Set forth below is an example of how the Equity Plus Fund might invest a $100 million portfolio:

1. Enter into an equity swap contract with a notional amount of $50 million
2. Purchase S&P 500 index futures contracts with a total contract value of $45 million; and 3.Purchase $5 million worth of common stocks comprising the S&P 500 Index in proportion to their respective weightings in the S&P 500 Index.

Because  equity swap contracts and futures contracts may
generally be  initially entered into without making cash
payments, the  Fixed Income  Segment  would invest $95 million in various  fixed  income securities  with appropriate hedging
strategies.   If,  during  the course  of  the  year,  the
stocks comprising  the  S&P  500  Index appreciate  10%  on
average and pay a 4% dividend, and if the interest on the equity swap contract's notional amount is 6%, at the end of the year the following would occur:
1. The counterparty to the equity swap contract would be required to pay the Fund $4 million ($7 million appreciation and dividends minus $3 million interest);
2.   The  S&P 500 index futures contract would be closed out
     at a gain of $3.6 million ($6.3 million S&P 500 Index appreciation less $2.7 million for the S&P 500 Futures implicit cost of carry);
3. Dividend income and gain on the common stocks would total $0.7 million and in sum;
4.   The   Equity  Simulation  Segment's  return,  before
     related operating expenses, would total $8.3 million dollars or 8.3%.
The Fund's total operating expenses (other than brokerage expenses and the interest on the notional amount of the equity swap contract as described above) are 0.88% of total net
assets, or $0.88 million dollars.   After  consideration  of
these expenses,  the   Equity Simulation Segment's return would
total 7.42%. Therefore, the Fund would achieve a total return equal to the S&P 500 Index only if the Fixed Income Segment has a total return equal to 6.93% per annum. If the Fixed Income Segment achieves this result, then the Fund's total net assets would be $114 million - an increase of 14% and a total return equal to the S&P 500 Index. If the Fixed Income
Segment's total return is greater or less than    6.93% per
annum, the Fund's total return would, in turn, be greater or less than the S&P 500 Index.


   Characteristics and Risks of the Securities in which the Short and Intermediate Funds and Fixed Income Segment of the Equity
Plus Fund Invest

Mortgage-Backed and Other Asset-Backed Securities. Mortgage backed securities are securities that directly or indirectly represent a participation in, or are collateralized by and payable from, mortgage loans secured by real property.
The term "mortgage-backed securities," as used herein, includes adjustable-rate mortgage securities, fixed-rate mortgage securities, and derivative mortgage products such as collateralized mortgage obligations, stripped mortgage-backed securities and other instruments described below.

There   are   currently  three  basic  types   of   mortgage-
backed securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as GNMA, FNMA and FHLMC; (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and
(iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee
but usually  having  some  form  of  private   credit
enhancement.

   The Equity Plus Fund may invest in other mortgage-backed and asset-backed securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying 16
assets may include, but are  not  limited to, pools of
automobile loans, educational  loans and credit card
receivables. Mortgage-backed and asset-backed securities have yield and maturity characteristics corresponding to their underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed and asset backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. As a result of  these unscheduled payments of principal, or
prepayments on  the underlying  securities,  the  price and
yield  of  mortgagebacked securities can be adversely affected.
For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. Prepayments of mortgages, which underlie securities purchased at  a  premium, could
result  in capital losses because the premium may  not  have been  fully  amortized at the time the obligation is  prepaid.
In addition,  like other interest-bearing securities,  the
values  of mortgage-backed securities generally fall when
interest rates rise, but   when interest  rates  fall,  their
potential  for   capital appreciation  is  limited due to the
existence of the prepayment feature. In order to hedge against possible prepayment, the Funds may purchase certain options and options on futures contracts as described more fully in Appendix A.

   Adjustable-Rate   Securities.   Adjustable-rate   securities
have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Some adjustable-rate securities are backed by pools of mortgage loans. The Short and Intermediate Funds will only invest in adjustable-rate securities backed by
pools  of  mortgage  loans ("ARMs").            The  Fixed
Income Segment of the Equity Plus Fund may invest in adjustable-rate securities backed by assets other than mortgage pools.

   Although the rate adjustment feature may act as a buffer to reduce large  changes  in  the value of adjustable-rate
securities,  these securities  are still subject to changes in
value based on  changes in   market   interest   rates   or
changes     in   the   issuer's creditworthiness.   Because
the interest  rate  is   reset   only periodically,  changes  in
the interest  rate  on  adjustable-rate securities  may  lag changes in prevailing market  interest  rates. Also,  some
adjustablerate securities (or the underlying mortgages or
other underlying loans or receivables) are subject to  caps  or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting  of interest rates, adjustable-rate securities  are less likely  than  non-adjustable-rate securities of comparable quality and  maturity  to  increase  significantly  in  value when  market interest  rates fall.  Adjustable-rate securities are also  subject to  the  prepayment risks associated
generally with mortgage-backed securities.
Collateralized Mortgage Obligations ("CMOs").  A CMO is a
security backed  by  a portfolio of mortgages or mortgage-
backed securities held  under an indenture.  The issuer's
obligation to make interest and  principal payments is secured by the underlying  portfolio  of mortgages  or mortgage-backed securities.  CMOs are issued  with  a number  of  classes  or series, which  have  different  maturities representing
interests in some or all of the interest or  principal on the underlying collateral or a combination thereof.  Payments of interest  or  principal on some classes or series of  CMOs  may be subject  to contingencies, or some classes or series may
bear some or all of the risk of default on the underlying
mortgages. CMOs of different  classes  are  generally  retired
in  sequence as   the underlying mortgage loans in the mortgage
pools are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of a CMO held by the Funds would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security. Another type of CMO is a real estate mortgage investment conduit ("REMIC") which qualifies for special tax treatment under the Internal
Revenue Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

   CMOs also include securities representing the interest in any excess cash flow and/or the value of any collateral remaining after the issuer has applied cash flow from the underlying mortgages or mortgage-backed securities to the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer ("Residuals"). Residuals have value only to the extent that income from such underlying mortgages or mortgage-backed securities exceeds the
amounts necessary  to  satisfy  the  issuer's   debt
obligations represented by all other outstanding classes or
series of  the CMOs.    In  addition,  if a  CMO  bears
interest at an adjustable-rate, the cash flows on the related Residual will also be extremely sensitive to the level of
the index upon which  the rate  adjustments are based.   As a
non-fundamental policy (meaning it can be changed without the vote of the shareholders), the Short and Intermediate Fund will not invest in Residuals.

   In reliance on an interpretation by the Securities and Exchange Commission ("SEC"), the Funds' investments in certain qualifying CMOs  and  REMICs are not subject to the
1940 Act's limitations  on acquiring interests   in   other
investment companies.    (See "Investment   Restrictions"   in
the Statement   of Additional Information with respect to each
Fund.) CMOs and REMICs issued by an agency or instrumentality of the U.S. Government are considered U.S. Government securities for the purposes of this Prospectus.

   Stripped  Securities ("STRIPS").   The Funds may invest in
STRIPS. The  Short  and  Intermediate Funds may  invest  only in stripped mortgage-backed securities ("SMBS") which are
STRIPS represented by derivative multi-class mortgage securities. In addition to SMBS issued by the U.S. Government, its agencies or instrumentalities, the  Short  and  Intermediate
Funds may purchase  SMBS  issued  by private  originators of, or investors in, mortgage loans, including depository
institutions,  mortgage banks,  investment  banks  and special purpose subsidiaries of these entities. However, the  Short and
Intermediate  Funds  will purchase  only   SMBS that are
collateralized  by mortgage-backed securities that  are  issued
or guaranteed   by   the   U.S. Government   or   its
agencies or instrumentalities.   The  Equity Plus Fund  may  invest  in
STRIPS collateralized by other fixed income securities, including other types of asset-backed securities.

   STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of underlying assets. A common type of STRIP will have one class receiving all of the interest from the underlying assets ("interest-only" or "IO" class), while the other class will receive all of the principal ("principal-only" or "PO" class). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the
interest  and  the remainder of the  principal.   STRIPS  are
unusually volatile in response to changes in interest rates. The yield to maturity on an IO class of STRIPS is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including
prepayments)   on the underlying assets.  A rapid rate of
principal prepayments may have a measurably adverse effect on a Fund's yield to maturity to the extent it invests in IOs. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated.  Thus, if the  underlying assets   experience
greater than anticipated prepayments of principal, a Fund may fail to fully recover its initial investment in these securities, even if the STRIPS were rated of the highest credit quality by S&P or Moody's, respectively. The Adviser will seek to manage these risks (and potential benefits) by
investing in a   variety  of  such securities  and  by  using
certain  hedging techniques,  as described below in "Hedging
Instruments"  and in
Appendix A. In addition, the secondary market for STRIPS may be less liquid than that for other mortgage-backed or asset backed securities, potentially limiting a Fund's ability to buy or sell those securities at any particular time.

   The Adviser expects that IO SMBS will be purchased by the Short and Intermediate  Funds for their hedging characteristics.
Such SMBS will  reduce the variance of the Funds' respective
net asset values from their   targeted   option-adjusted
durations. Under no circumstances will the Short or Intermediate Funds purchase SMBS if such purchase would cause SMBS to exceed 5% of the assets of a Fund.

   New   instruments   and  variations  of  existing   mortgage-
backed securities continue to be developed. The Funds may invest in any such instruments or variations to the extent consistent with their investment objectives and policies and 19 applicable regulatory requirements.

   Zero Coupon Securities. The Funds may also invest in "zero coupon" securities, which are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Zero coupon securities tend to be more volatile than other securities with similar stated maturities, but which make regular payments of either principal or interest.
The Funds are required to accrue and distribute income from zero coupon securities on a current basis, even though a Fund does not receive the income currently. Thus, a Fund may have to sell other investments to obtain cash needed to make income distributions, which may reduce a Fund's assets and may thereby increase its expense ratio and decrease its rate of return.

   Credit  Risks.   While certain U.S. Government securities  such
as U.S.  Treasury obligations and GNMAs are backed by the  full faith and  credit of the U.S. Government, other securities in which  the Funds may invest are subject to varying degrees of risk of default. These risk factors include the
creditworthiness of the issuer  and, in  the  case  of mortgage-
backed and assetbacked securities,  the ability of the
mortgagor or other borrower to meet its obligations. The  Short and Intermediate Funds will seek to minimize this credit risk by  investing  in securities of the highest  credit  quality instruments, while the Equity Plus Fund will seek to minimize this risk  of  default by investing in securities of investment grade. The  individual securities continue to be subject to the risk  that their  prices can fluctuate, in some cases
significantly,  due to changes in prevailing interest rates.
Hedging   Instruments.   The  Funds  may  employ   certain
active management techniques to achieve their duration
objectives and to hedge  the  interest-rate risks associated with their fixed-income securities in accordance with such
objectives. Since some  of  the securities  may  have  longer or shorter durations  than  a  Fund's specified  duration
objectives, hedging may be required  to  either lengthen or
shorten the duration of a Fund's portfolio.  The  Funds will seek continually to manage duration within a narrow range. The
Funds intend to use hedging transactions primarily to  protect
against interestrate     fluctuations,   not as speculative
transactions. The Funds may also use hedging transactions as a temporary substitute for purchasing particular securities. Each
Fund may enter into mortgage and interest-rate swaps, purchase or sell interest-rate floors, caps or collars, enter into interestrate futures contracts and related options, and engage in short sales to hedge against interest rate fluctuations. In addition, the Funds may use SMBS to better maintain their respective targeted option-adjusted durations.

   There can be no assurance that the hedging techniques employed by the Funds will be successful. As a result, the Funds may not achieve, and may at times exceed, their targeted optionadjusted duration. The Funds' hedging techniques may not be successful because the Adviser's computation of option-adjusted duration is based on estimates of expected prepayment rates, valuation of homeowners' prepayment
options, and the correlation of changes in the market prices of the securities and the hedge instruments owned by the Funds.

   Any or all of these techniques may be used at one time. Use of any particular transaction is a function of market conditions. The hedging transactions that the Funds currently contemplate using are described in detail in Appendix A, including a discussion of their respective risks.

      OTHER INVESTMENT PRACTICES AND RISK CONSIDERATIONS

   The Funds may also engage in the following investment practices for hedging purposes or to increase investment returns, each of which may involve certain special risks. The Statement of Additional Information for each Fund contains more detailed information about these practices, including limitations designed to reduce these risks.

   Securities Loans, Repurchase Agreements and Forward Commitments. The Funds may lend portfolio securities to broker dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times but involve some risk to the Funds if the other party should default on its obligations and a Fund is delayed in or
prevented from recovering the collateral.   None  of the  Funds
will lend portfolio securities if, as a result, the aggregate of such loans exceeds 33 1/3% of the total asset value (including such loans). The Funds will only enter into repurchase agreements with or lend securities to (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided such banks or dealers meet the creditworthiness standards established by the Board of Trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Board of Trustees.
The Funds may also purchase securities for future delivery, which may increase overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash, U.S. Government securities or other liquid high grade debt securities equal to at least 100% of the value of the when-issued or forward commitment securities will be established and maintained with
the  Funds'  custodian.   Subject  to  this requirement,  the
Funds may purchase securities on such basis without limit. Settlements in the ordinary course, which may be substantially more than three business days for mortgage-backed securities, are not treated as when-issued or forward commitment transactions, and are not subject to the foregoing limitations, although some of the risks described above may exist.

   Reverse   Repurchase   Agreements,  Dollar  Roll   Agreements
and Borrowing.   In order to increase income, the Funds may
enter into reverse repurchase agreements or dollar roll agreements with commercial banks and registered broker-dealers 21
in amounts up to 33 1/3% of their assets. The Short and Intermediate Funds may only enter into these transactions with commercial banks and registered broker-dealers which  are also Qualified Institutions. The Statement of Additional Information for each Fund contains a more detailed explanation of these
practices.   Reverse  repurchase agreements and dollar rolls
are considered borrowings by a Fund and require segregation of assets with a Fund's custodian in an amount equal to the Fund's obligations pending completion of such transactions.
Each Fund may also borrow money from banks in an amount up to 33 1/3% of a Fund's total assets to realize investment opportunities, for extraordinary or emergency purposes, or for the clearance of transactions. Borrowing from banks usually involves certain transaction and ongoing costs and may require a Fund to maintain minimum bank account balances. Use of these borrowing techniques to purchase securities is a speculative practice known as "leverage." Depending on whether the performance of the investments purchased with borrowed funds is sufficient to meet the costs of borrowing, a Fund's net asset value per share will increase or decrease, as the case may be, more rapidly than if the Fund did not employ leverage.

   Short  Sales.   The  Funds may make short sales of  securities.
A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Funds expect to engage in short sales as a form of hedging in order to shorten the overall duration of the portfolio and maintain portfolio flexibility.

   When  a  Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon  completion of the transaction.  A Fund may
have to pay a  fee to   borrow  particular  securities,  and
is often obligated to relinquish any payments received on such borrowed securities.

   Until a Fund replaces a borrowed security, it will maintain daily a segregated  account  with  its  custodian  containing cash, U.S. Government securities, or other liquid high-grade debt obligations; such that the amount deposited in the account plus  any  amount deposited  with  the broker as collateral
will equal  the  current value  of the security sold short.
Depending on arrangements  made with  the  broker,  a Fund may not receive any payments  (including interest) on collateral deposited with the broker. If the price
of the  security  sold short increases between the time of  the short sale  and the time a Fund replaces the borrowed security, the  Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain.  Although a Fund's gain is
limited to the amount at which  it  sold the security short, its potential loss  is  limited only by the maximum attainable price of the security less the price at which the security was sold.
   A  Fund will not make a short sale if, after giving affect to such sale, the market value of all securities sold exceeds 25% of the value of the Fund's total net assets. A Fund may also effect short sales where the Fund owns, or has the right to acquire at no additional cost, the identical security (a technique known  as  a short sale "against the box").
Illiquid Securities.  A Fund may invest up to 15% of its net assets in securities for which there are legal or contractual restrictions on resale or for which there is no readily available market or other illiquid securities, including non-terminable repurchase agreements having maturities of
more  than  seven  days.   (See "Investment   Restrictions"
in the   Statement   of Additional
Information  for  each  Fund.) The Adviser will  monitor  a
Fund's investments  in  illiquid securities under the
supervision of  the Trustees.  The determination of whether
certain IO/PO Strips issued by  the  U.S. Government and backed by fixed-rate mortgages or  any other securities in which a
Fund desires to invest are liquid shall be made by the Trustees or the Adviser under guidelines established by the Trustees in
accordance with applicable pronouncements of the SEC.   At
present, all other IO/PO Strips, other residual interests of CMOs and OTC options are treated as illiquid securities.
The SEC staff also currently takes the position that the interest rate swaps, caps and floors discussed in Appendix A, as well as equity swap contracts and reverse equity swap contracts, are illiquid.



   Portfolio Turnover. The Adviser buys and sells securities for a Fund whenever it believes it is appropriate to do so. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups
and other  transaction costs   on  the  sale  of  securities
and reinvestment  in  other securities.  Such transactions may
result in realization of taxable capital  gains.   The
portfolio turnover rate for each Fund's previous fiscal periods is shown in the table under the heading "Financial Highlights".

   While the Funds will pay commissions in connection with options and future transactions and, for the Equity Plus Fund only, possibly in relation to any purchase of common stocks, most of the securities in which the Funds invest are generally traded on a "net" basis with dealers acting as principals for their own account without a stated commission.
Nevertheless, high portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund.

   Another potential consequence of high portfolio turnover is that if 30% or more of a Fund's gross income for a taxable year is derived from gains from the sale of securities held for less than three months, the Fund would not qualify as a regulated investment company and, therefore, would be subject to corporate income tax during that taxable year. The Adviser endeavors to manage the investment composition of the Funds and to adjust the portfolio turnover, if 23 necessary, to ensure that each Fund will be eligible for treatment as a regulated investment company.

                    MANAGEMENT OF THE FUNDS

   The  business  affairs of the Funds are managed  by  its  Board
of Trustees.   Each  of  the  Funds has  entered  into  an
investment advisory agreement with Smith Breeden Associates,
Inc., 100  Europa Drive,  Chapel  Hill,  North  Carolina,
27514 (  the  "Investment Advisory Agreements").   Pursuant  to
such investment advisory agreements, the Adviser furnishes continuous investment advisory services to each of the Funds.

Trustees and Officers

   The following is a listing of the Trustees and officers of the Series Fund and Trust, the legal entities that have issued
shares in  the  Funds.   Unless  otherwise indicated,  all  of
the named individuals serve in their capacities for both the Series Fund and Trust.

Douglas T. Breeden*      Trustee and Chairman

   Dr. Breeden, the Chairman of the Board of Smith Breeden
Associates, co-founded  the firm in 1982.  Dr. Breeden has
served on  business school  faculties at Duke University,
Stanford University  and  the University  of  Chicago,  and  as
a visiting  professor  at  Yale University and at the
Massachusetts Institute of Technology.  He is the  Editor of
the Journal of Fixed Income.  Dr. Breeden served  as Associate
Editor for five journals in financial economics, and  was
elected   to  the Board  of  Directors  of  the  American
Finance Association. He has published several well-cited articles in finance and economics journals. He holds a Ph.D.
in Finance  from the Stanford University Graduate School of
Business, and a B.S. in Management Science from the Massachusetts Institute of Technology. He serves as Chairman
Harrington Financial Group, the holding company for Harrington Bank, F.S.B., of Richmond, Indiana.

Michael J. Giarla*       Trustee and President

   Mr.  Giarla  is Chief Operating Officer, President and Director
of Smith  Breeden  Associates.   He  also  serves  as  a
Director of Harrington Financial Group, the holding company for Harrington Bank, F.S.B., of Richmond, Indiana.
Formerly Smith  Breeden's Director  of Research, he was
involved in research and programming, particularly in the development and implementation of models to evaluate and hedge  mortgage securities.  He also  consults  with
institutional  clients  and conducts  special  projects.
Before joining Smith Breeden Associates, Mr. Giarla was a
Summer Associate in Goldman Sachs & Company's Equity Strategy Group in New York. Mr. Giarla has published a number of articles and book chapters regarding MBS investment, risk management and hedging. He served as an Associate Editor
of  The Journal  of  Fixed  Income  from 19911993.   Mr.
Giarla holds a Master of Business Administration with Concentration in Finance from the Stanford University Graduate 24
School  of  Business,  where he was an Arjay  Miller Scholar.
He earned a Bachelor of Arts in Statistics, summa cum laude, from Harvard University, where he was elected to Phi Beta Kappa and was a Harvard Club of Boston Scholar. Mr. Giarla is a Trustee of the Roxbury Latin School, West Roxbury,
Massachusetts.

Stephen M. Schaefer      Trustee

   Stephen M. Schaefer is Esmee Fairbairn Professor of Finance at the London Business School. Previously on the Faculty of the Graduate School of Business of Stanford University, he has
also taught  at the   Universities  of  California  (Berkeley),
Chicago,   British Columbia  and  Venice.   His research
interests focus on capital markets and financial regulation. He served on the editorial board of a number of professional journals including, currently, the Journal of Fixed Income, the Review of Derivative Research, and Ricerche Economiche. He consults for a number of leading financial institutions and is a former Independent Board Member of the Securities and Futures Authority of Great Britain.


Myron S. Scholes         Trustee

   Myron  S.  Scholes  is  a  Principal in the money  management firm Long-Term Capital Management Co. (since 1993).  He is the
Frank E. Buck Professor of Finance Emeritus at the Graduate School of Business at Stanford University (since 1983. He is a member
of the Econometric  Society.   Professor  Scholes  was  also  a
Managing Director  and  co-head  of the fixed income
derivatives group  at Salomon  Brothers between 1991-1993.
Prior to coming to  Stanford University  in 1983, Professor
Scholes was the Edward  Eagle  Brown Professor of Finance at
the Graduate School of Business, University of   Chicago  (1974-
1983).   He  served as  the  Director  of  the University of
Chicago's Center for Research in Security Prices from 1974-
1980.  Prior to coming to the University of Chicago, Professor
Scholes   was  first  an Assistant  Professor  then  an
Associate Professor at the Sloan School of Management at M.I.T.
from 1968  to 1973.   He  received his Ph.D. in 1969 from the
Graduate School  of Business, University of Chicago.  He has
honorary  Doctor  of  Law degrees
from the University of Paris and McMaster University.   He is a
past president of the American Finance Association (1990). Dr.
Scholes  has published numerous articles in academic
journals and  in professional volumes. He is most noted as the cooriginator of  the  Black-Scholes Options Pricing Model as
described  in  the paper,   "The   Pricing  of  Options  and
Corporate  Liabilities," published in the Journal of Political
Economy (with Fischer  Black, May  1973).                His
other papers include such topics as risk-return relationships, the effects of dividend policy on stock prices, and the effects of taxes and tax policy on corporate decision making. His book with Mark Wolfson (Stanford University) Taxes and Business Strategy: A Planning Approach was published by
Prentice  Hall  in 1991.


William F. Sharpe        Trustee

   William F. Sharpe is the STANCO 25 Professor of Finance at Stanford University's Graduate School of Business. He is best known as one of the developers of the Capital Asset Pricing Model, including the beta and alpha concepts used in risk
analysis  and  performance measurement.   He developed the
widelyused binomial method for the valuation  of  options  and
other contingent  claims.   He   also developed  the  computer
algorithm used in many asset allocation procedures, a procedure for estimating the style of an investment manager from its historic returns, and the Sharpe ratio for
measuring   investment  performance.   Dr.  Sharpe  has
published articles in a number of professional journals.  He
has also written six   books,  including  Portfolio  Theory
and Capital   Markets, (McGraw-Hill,  1970),  Asset Allocation
Tools, (Scientific Press, 1987), Fundamentals of Investments (with Gordon J. Alexander and Jeffery Bailey, Prentice-Hall,
1993) and Investments (with Gordon J. Alexander and Jeffrey Bailey, Prentice-Hall, 1990). Dr. Sharpe is a past President of the American Finance Association. He also served as consultant to a number of corporations and investment organizations. He is Trustee of the Barr Rosenberg mutual funds, a Director of Stanford Management Company and the
Chairman  of  the Board   of Financial  Engines,  a  company
providing electronic portfolio advice. He received the Nobel Prize in Economic Sciences in 1990.


Daniel C. Dektar         Vice President, Smith Breeden Series Fund
                         Portfolio Manager, Short and Intermediate Funds
Daniel C. Dektar is a Principal, Executive Vice President,
Director of  Portfolio Management, and Director of Smith
Breeden Associates. Mr.  Dektar  has  been  primarily
responsible  for the  day-to-day management  of  the  Short
and  Intermediate Funds  since   their commencement  of
operations in 1992.  As head  of  Smith  Breeden Associates'
portfolio management group, Mr. Dektar is constantly in touch with  developments on Wall Street.  He serves as  a  liaison among the portfolio management, client service, and research groups to  ensure  accurate  analysis and timely  execution  of portfolio management  opportunities.  Mr. Dektar consults with institutional clients  in the areas of investments and risk
management.  He  made several  presentations on mortgage
investments and risk  management at  seminars  for
institutional investors.   Mr.  Dektar  was  an Associate  in
the  Mergers and Acquisitions  Group  of  Montgomery Securities
in San Francisco, California and a Financial Analyst  in the
Investment  Banking Division  of  Morgan  Stanley   &   Co.,
Incorporated, New York
before joining Smith Breeden Associates. He holds a Master of Business Administration with Concentration in Finance from Stanford University Graduate School of Business, where he was an Arjay Miller Scholar. Mr. Dektar received a Bachelor of
Science in Business Administration, summa cum laude, from the University of California at Berkeley, where he was University of California Regent's Scholar, was elected to Phi
Beta Kappa and Phi Eta Sigma, and won the White Award as the top student in finance.

John B. Sprow       Vice President, Smith Breeden Trust
                    Portfolio Manager,  Equity Plus Fund

John  B.Sprow is a Principal, Director and Executive Vice
President of   Smith   Breeden  Associates.  Mr.  Sprow  has
been  primarily responsible for the day-to-day management of the Equity  Plus  Fund from  the commencement of its operations in 1992.  Mr. Sprow  is  a senior  portfolio  manager who works primarily  with  discretionary pension accounts.  In addition to traditional mortgage accounts, he also  manages S&P 500
indexed accounts.  Prior to directly managing discretionary
accounts, Mr. Sprow assisted in the  development  of the
Adviser's  models for  pricing and  hedging  mortgage-related securities,  risky commercial  debt,  and  forecasting
mortgage prepayment  behavior.  Mr. Sprow came to Smith  Breeden
Associates from  the Fuqua School of Business, Duke University, where  he  was Research Assistant.  Previously, Mr. Sprow was a
Research Assistant to the Department Head of the Materials
Science Department, Cornell University. He received a Master of
Business Administration  with
Emphasis  in  Finance  from  the Fuqua  School  of  Business,
Duke University.    Mr.  Sprow holds a Bachelor of Science  in
Materials Science and Engineering from Cornell University, where he was awarded the Carpenter Technology Scholarship three successive years.

Marianthe
S. Mewkill     Vice President, Secretary, Treasurer,
                                        and Chief Accounting
                                        Officer

Marianthe S. Mewkill is a Principal, Vice President and Chief Financial Officer of Smith Breeden Associates. Ms. Mewkill handles financial reporting, budgeting, tax research and planning for the Smith Breeden Mutual Funds and for Smith Breeden Associates, Inc.. She ensures compliance with agency regulations and administers the Adviser's internal trading and other policies. She was previously employed as a Controller for the Hunt Alternatives Fund, as an Associate at Goldman Sachs & Co., and as a Senior Auditor at Arthur Andersen & Co. She earned a Master of Business Administration with Concentrations in Finance and Accounting from New York University and graduated from Wellesley College, magna cum laude with a Bachelor of Arts degree in History and French and a Minor in Economics.

* Interested Party

Investment Adviser

   Smith  Breeden  Associates, Inc., a registered investment
adviser, acts  as investment adviser to the Funds.
Approximately 66% of  the Adviser's  voting  stock  is  owned by  Douglas  T. Breeden,  its
Chairman.  Under its Investment Advisory Agreement with each
Fund, the  Adviser,  subject to the general supervision of the
Board  of Trustees,  manages  the  Funds' portfolios  and
provides  for  the administration  of  all  of the Funds' other
affairs.   For  these services,  the Adviser receives a fee,
computed daily  and  payable monthly,  at  the annual rate of
0.70% of the Funds' average  daily net  assets.   Until  the
renewal date of its  contracts  with  the Funds, August 1,
1998, the Adviser has voluntarily agreed to reduce its
compensation, and to the extent necessary absorb other expenses of  the  Funds, such that the total expenses (exclusive of
ordinary brokerage commissions,   investment  transaction,
taxes, and extraordinary expenses) do not exceed 0.88% of the average net assets for each of the Equity Plus Fund and the Intermediate Fund, and 0.78% of the average net assets of the Short Fund.

   The Adviser places all orders for purchases and sales of the Funds' securities. Subject to seeking the most favorable price and execution available, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker dealers.

Distribution
   FPS Broker Services, Inc. (the "Principal Underwriter") acts as distributor for the Funds for which the Adviser pays the Principal Underwriter a fee of $25,000. Shares may also be sold by authorized dealers who have entered into dealer agreements with the Principal Underwriter or the Adviser.

Expenses
   The  Funds  pay  all  of  their  own expenses,  including, without limitation,  the cost of preparing and printing their registration statements required under the Securities Act of
1933 and  the  1940 Act  and  any amendments thereto, the
expense of registering  their shares  with the Securities and
Exchange Commission and the various states, the printing and distribution costs of prospectuses  mailed to  existing
investors, reports to investors, reports to government
authorities  and proxy statements, fees paid to directors  who are not  interested persons of the Adviser, interest  charges, taxes, legal expenses,  association membership dues,  auditing
services, insurance  premiums,  brokerage  commissions   and
expenses in connection with portfolio transactions, fees and expenses of the custodian of their assets, printing and mailing expenses and charges and expenses of dividend disbursing agents, accounting services agents, registrars and stock transfer agents.


                    PRICING OF FUND SHARES

   The price you pay when buying a Fund's shares, and the price you receive when selling (redeeming) a Fund's shares, is the net asset value of the shares next determined after receipt of a purchase or redemption request in proper form. No front end sales charge or commission of any kind is added by the Fund upon a purchase, and no charge  is deducted upon a redemption.
These charges may  apply  if you  purchase  or sell shares
through certain broker-dealers.   The Funds  currently charge a
$9 fee for each redemption made by  wire. See "How to Redeem
Shares."
   The per share net asset value of a Fund is determined by dividing the total value of its assets, less its liabilities, by the  total number of its shares outstanding at that time.
The net asset value is determined as of the close of regular trading (currently 4:00 p.m. Eastern time) each day that the Adviser and Transfer Agent are open for business and on which there is a sufficient degree of trading in a Fund's securities such that the net asset value of a
Fund's   shares   might   be   affected.    Accordingly,
Purchase Applications accepted or redemption requests received in proper form by the Transfer Agent, or other agent designated by the Funds, prior to 4:00 p.m. Eastern time each day that the Adviser and Transfer Agent are open for business, will be confirmed at that day's net asset value. Purchase
Applications accepted or redemption requests received in proper form after 4 p.m. Eastern Time by the Transfer Agent, or other agent designated by the Funds, will be confirmed at the net asset value of the following business day.

   Current holiday schedules indicate that the Funds' net asset values will not be calculated on New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, the day following Thanksgiving, Christmas Eve and Christmas Day. In adddition, the Short and Intermediate Funds will not be be priced on Columbus Day and Veterans' Day.

   Under procedures approved by the Board of Trustees, a Fund's securities for which market quotations are readily available are valued at current market value provided by a
pricing service,  bank or     broker-dealer
experienced  in  such   matters.    Short-term
investments  that will mature in 60 days or less may be
valued at amortized  cost,  which  approximates  market
value.   All other securities and assets are valued at fair
market value as determined by following procedures approved by the Board of Trustees.

                   HOW TO PURCHASE SHARES

   All of the Funds are no-load, so you may purchase, redeem or exchange shares directly at net asset value without paying a sales charge. Because the Funds' net asset value changes daily, your purchase price will be the next net asset value determined after the Funds' Transfer Agent, or other agent designated by the Funds, receives and accepts your purchase order. See "Pricing of Fund Shares."

                              Initial Minimum    Additional
     Minimum Type of Account   Investment	 Investment
     Regular                           $750	    $50
     Automatic Investment Plan          $50	    $50
     Individual Retirement Account     $250         $50
     Gift to Minors                    $250	    $50




Each Fund reserves the right to reject any order for the purchase of its shares or to limit or suspend, without prior notice, the offering of its shares. The required minimum investments may also be waived.


   How to Open Your Account by Mail. Please complete the Purchase Application. You can obtain additional copies of the Purchase Application and a copy of the IRA Purchase Application from the Funds by calling 1-800-221-3138. (Please note that you must use a different application than the one provided with the prospectus for an IRA.)

   Your completed Purchase Application should be mailed directly to:
  Smith Breeden Mutual Funds
  3200 Horizon Drive
  P.O. Box 61503
  King of Prussia, PA 19406-0903
All  applications must be accompanied by payment in the form
of a     check  or money order made payable to "Smith Breeden
Mutual Funds." All  purchases  must be made in U.S. dollars, and checks must  be drawn  on  U.S. banks. No cash, credit cards or third party checks will be accepted. When a purchase is made by check and a redemption is made shortly thereafter, the Funds will delay the mailing of  a redemption  check until the purchase check has cleared  your  bank, which  may take up to 10 calendar days from the purchase  date.  If you  contemplate  needing access to your investment  shortly  after purchase,  you  should
purchase the shares by   wire  as  discussed below.
How  to Open Your Account by Wire. You may make purchases by direct wire  transfers.  To ensure proper credit to your
account,  please call  the Funds at 1-800-221-3137 for
instructions prior to  wiring funds. Funds should be wired
through the Federal Reserve System  as follows:
                  United Missouri Bank A.B.A.
                     Number 10-10-00695
               For the account of FPS Services,
               Account Number 98-7037-071-9
          For credit to (identify which Fund to purchase)
         For further credit to: (investor account number)
                  (name or account registration)
         (Social Security or Tax Identification
         Number)
Following such wire transfer, you must promptly complete a
Purchase Application  and  mail  it to the Funds at the
following  address: Smith  Breeden  Mutual Funds, 3200 Horizon
Drive, P.O.  Box  61503, King  of Prussia, PA 19406-0903. Shares
will not be redeemed  until the  Funds  receive  a  properly completed  and  executed  Purchase Application.
Telephone  Transactions.  The privilege to initiate  redemption or exchange  transactions by telephone is made automatically available to  shareholders  when  opening an account,  unless they  indicate otherwise  by  checking  the  appropriate  boxes on  the  Purchase Application.  Each Fund will employ reasonable procedures to ensure that  instructions  communicated  by
telephone are genuine. If
reasonable procedures are not implemented, the Funds may be
liable for any loss due to unauthorized or fraudulent
transactions. In all other  cases,  you  are  liable for any
loss due  to  unauthorized transactions.   The Funds reserve the
right to refuse    a  telephone transaction if they believe it
is advisable to do so.

   If you have any questions, please call the Funds at 1-800-221
3138.

   How to Add to Your Account. You may make additional investments by mail  or  by wire in an amount equal to or greater than  $50.
When adding to an account by mail, you should send the Funds your check, together  with  the  additional  investment  form from  a recent statement.  If this form is unavailable, you
should send a   signed note  giving  the full name of the
account and the account number. For additional investments made by wire transfer, you should use the wiring instructions listed above. Be sure to include your account number.

   Automatic Investment Plan. You may make purchases of shares of
each Fund   automatically   on  a  regular  basis   ($50
minimum per transaction). You must meet the Automatic Investment Plan's ("the Plan") minimum initial investment of $50 before the Plan may  be established.  You  have  two  options  under  the  Plan
to   make investments. One is by automatic payroll deduction.
Under this method, you authorize your employer to direct a portion of each paycheck to be invested in the Fund of your choice. Your employer must  be  using direct deposit to process its payroll in order  for you to elect this method.  Under the other method, your bank debits a  preauthorized amount from your checking or savings account  each month and applies the amount to your
investment in Fund shares.  In
order   to  have  your  bank  account  debited  automatically
for investment into the Funds, your financial institution must be a member of the Automated Clearing House. No service fee is currently charged by the Funds for participation in either method under the Plan. A $20 fee will be imposed by the Funds if sufficient funds are not available in your bank account, or if your bank account has been closed at the time of the automatic transaction. You may adopt either method under the Plan at the time an account is opened by completing the appropriate section of the Purchase Application. Enclosed with the application are the necessary forms to deliver to your employer to set up the payroll deduction. You may obtain an application to establish the Automatic Investment Plan after an account is opened by calling the Funds at 1-800-221-3138. In the event you discontinue participation in the Plan, the Funds reserve the right to redeem your Fund account involuntarily, upon sixty days' written notice, if the account's net asset value is $500 or less.

   Purchasing Shares Through Other Institutions. If you purchase shares through a program of services offered or administered by a broker-dealer, financial institution, or other service provider, you should read the program materials, including information relating to fees, in addition to this Prospectus. Certain services of a Fund may not be available or may be modified in connection with the program of services provided, and service providers may establish higher minimum investment amounts. The Funds may only accept requests to purchase additional shares into a broker-31 dealer street name account from the broker-dealer.

   Certain  broker-dealers, financial institutions, or  other service providers  that have entered into an agreement with the
Adviser  or Principal Underwriter may enter purchase orders on behalf of  their customers by phone, with payment to follow
within several  days  as specified  in  the  agreement. The
Funds may effect  such  purchase orders at the net asset value next determined after receipt of  the telephone  purchase
order.  It is  the  responsibility   of
the broker-dealer, financial institution, or other service provider to place the order with the Funds on a timely basis. If payment is not received within the time specified in the agreement, the broker-dealer, financial institution, or other service provider could be held liable for any resulting fees or losses.

   Miscellaneous. The Funds will charge a $20 service fee against your account for any check or electronic funds transfer that is returned unpaid. You will also be responsible for any losses suffered by the Funds as a result. In order to relieve you of responsibility for the safekeeping and delivery of stock certificates, the Funds do not currently issue certificates.


                     HOW TO EXCHANGE SHARES

   Shares of any Fund may be exchanged for shares of another Fund at any time. This exchange offer is available only in states where shares of such other Fund may be legally sold. You may open a new account, or purchase additional shares in an existing account, by making an exchange from an identically registered Smith Breeden Fund account. A new account will have the same registration as the existing account from which the exchange was made, and is subject to the same initial investment minimums.

   Exchanges  may be made either in writing or by telephone.
Written instructions  should  be  mailed to 3200  Horizon
Drive, King  of Prussia,  PA  19406 and must be signed by all
account owners, and accompanied   by   any   properly   endorsed
outstanding share certificates, if applicable. The telephone exchange is automatically accepted unless checked otherwise. The telephone exchange privilege is available only for uncertificated shares. During periods of drastic economic or market changes, it is possible that exchanges by telephone may be difficult to implement. In this event, shareholders should follow the written exchange procedures. The telephone exchange privilege may be modified or discontinued by the Funds at any time upon a 60 day notice to the shareholders.
To exchange by telephone, you must follow the instructions below under "How to Redeem by Telephone."

   The Funds will accept exchange orders by telephone or other means of electronic transmission from broker-dealers, financial institutions or other service providers who execute an agreement with the Adviser or Principal Underwriter. It is the responsibility of the broker-dealer, financial institution or other service provider to place the exchange order on a timely basis.
   Exchanges  are made on the basis of the Funds' relative  net
asset values.   Because  the  exchange is  considered  a
redemption  and purchase  of shares, the shareholder may
recognize a gain  or  loss for   federal   income  tax
purposes. Backup   withholding  and
information  reporting  may  also  apply.   Additional
information regarding the possible tax consequences of such an exchange is included under the caption "Additional Information on Distributions and Taxation" in the Funds' Statements of Additional Information.

There are differences among the Funds. Before making an exchange, a shareholder should obtain and review the current prospectus of the Fund into which the shareholder wishes to
transfer.   When exchanging shares, shareholders should be aware
that the Funds may have different dividend payment dates. The dividend payment schedules should be checked before exchanging shares. The amount of any accumulated, but unpaid, dividend is included in the net asset value per share.

   If you buy shares by check, you may not exchange those shares for up to 10 calendar days to ensure your check has cleared.
If you intend to exchange shares soon after their purchase, you should purchase the shares by wire or contact the Funds at 1-800-221-3137 for further information.
The   Funds   reserve  the  right  to  temporarily  or
permanently terminate, with or without advance notice, the exchange privilege of any investor who makes excessive use of the exchange privilege (e.g., more than five exchanges per calendar year).
Additional documentation may be required for exchange requests if shares are registered in the name of a corporation, partnership or fiduciary. Please contact the Funds for additional information concerning the exchange privilege.

                      HOW TO REDEEM SHARES
   You may redeem shares of the Funds at any time. The price at which the shares will be redeemed is the net asset value per share next determined after proper redemption instructions are received by the Transfer Agent or other agent designated by the Funds. See "Pricing of Fund Shares." There are no charges for the redemption of shares, except that a fee of $9 is charged for each wire redemption. Depending upon the redemption price you receive, you may realize a capital gain or loss for federal income tax purposes.

   How  to  Redeem  by  Mail to Receive Proceeds by Check.  To
redeem shares by mail, simply send an unconditional written
request to the Funds specifying the number of shares or dollar amount to be redeemed, the name of the Fund, the name(s) on the account registration and the account number. A request for redemption must be  signed  exactly  as the shares are registered.  If  the amount requested is greater than $25,000, or the proceeds are to be  sent to a person other than the recordholder or to a
location other than the  address  of  record, each signature must be guaranteed  by  a commercial  bank  or trust company in the United States,  a  member firm  of  the National Association of Securities Dealers,  Inc.  or other  eligible guarantor
institution. A notary public  is                          not
an acceptable  guarantor. Guarantees must be signed by  an
authorized signatory  of  the  bank,  trust  company,  or
member firm,   and "Signature  Guaranteed" must appear with the
signature. Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts. In case of any questions, please contact the Funds in advance.

   A Fund will mail payment for redemption within seven days after receiving proper instructions for redemption. However, the Funds will delay payment for 10 calendar days on redemptions of recent purchases made by check. This allows the Funds to verify that the check used to purchase Fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss.

   How to Redeem by Telephone. The redemption of shares by telephone is available automatically unless you elected to refuse this redemption privilege on your Purchase Application. Shares may be redeemed by calling the Funds at 1-800-221-3137. Proceeds redeemed by telephone will be mailed to your address, or wired or credited to your preauthorized bank account. To establish wire redemption privileges, you must select the appropriate box on the Purchase Application and enclose a voided check.

   In order to arrange for telephone redemptions after your account has been opened, or to change the bank account or address designated to receive redemption proceeds, you must send a written request to your Fund. The request must be signed by each registered holder of the account with the signatures
guaranteed  by   a commercial  bank  or trust company in the
United States, a member firm of the National Association of Securities Dealers, Inc. or other eligible guarantor
institution. A notary public  is                          not
an acceptable guarantor. Further documentation as provided above may be requested from corporations, executors, administrators, trustees and guardians.

   Payment of the redemption proceeds for Fund shares redeemed by telephone where you request wire payment will normally be made in federal funds on the next business day. The Funds reserve the right to delay payment for a period of up to seven days after receipt of the redemption request. There is currently a $9 fee for each wire redemption, which will be deducted from your account.

   The  Funds  reserve the right to refuse a telephone  redemption or exchange  transaction if they believe it is  advisable  to do
so. Procedures  for  redeeming or exchanging shares  of  the  Funds by telephone  may be modified or terminated by the Funds at any time. In  an  effort to prevent unauthorized or fraudulent
redemption  or exchange requests by telephone, the Funds have
implemented procedures   designed   to   reasonably   assure   that
telephone instructions  are  genuine.  These procedures
include: requesting verification  of certain personal
information; recording  telephone transactions;  confirming
transactions in writing; and  restricting transmittal   of
redemption  proceeds only   to   preauthorized designations.
Other  procedures may be implemented  from  time  to time.  If reasonable procedures are not implemented, the Funds  may
be   liable   for  any  loss  due  to  unauthorized  or
frausfulent transactions. In all other cases, you are liable for any loss for unauthorized transactions.

   You should be aware that during periods of substantial economic or market change, telephone or wire redemptions may be difficult to implement. If you are unable to contact the Funds by telephone, you may also redeem shares by delivering or mailing the redemption request to: Smith Breeden Mutual
Funds, 3200 Horizon Drive,  P.O. Box 61503, King of Prussia, PA
19406-0903.

   The Funds reserve the right to suspend or postpone redemptions during any period when trading on the New York Stock Exchange ("Exchange") is restricted as determined by the Securities and Exchange Commission ("SEC"), or the Exchange is closed for other than customary weekend and holiday closing; the SEC has by order permitted such suspension; or an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

   Due to the relatively high cost of maintaining small accounts, if your account balance falls below $500 as a result of a redemption or exchange, or if you discontinue the Automatic Investment Plan before your account balance reaches $500, you may be given a 60-day notice to bring your balance to $500 or reactivate an Automatic Investment Plan. If this requirement is not met, your account may be closed and the proceeds sent to you.

    Check Writing. In addition to telephone and written redemption requests, the Short Fund offers redemption through check writing. Shareholders electing this option will receive checks that may be used like personal or business checks. There is no limit on the number of checks you may write.
Checks must be  written  for  at least  $100.   There  is  a $30
fee for returned  checks.   Because dividends declared on shares
held in a shareholder's account, prior redemptions, and possible changes in net asset value may cause the value of the account to change, shareholders should not write a check for the entire value of the account or close the account by writing a check.

In using the check writing privilege, shareholders bear the responsibility of ensuring that the check amount does not exceed the value of their account on the day the check is presented to the Transfer Agent for payment. The day the check is presented for payment is the day the redemption of Fund shares takes place.
If insufficient shares are in the account, the check will be returned and no shares will be redeemed. The clearing agent for the check writing facility is United Missouri Bank. Shareholders utilizing check writing are subject to United Missouri Bank's rules governing checking accounts. However, this check writing facility is purely a means to redeem Fund 35 shares. No facilities characteristic of bank accounts, such as deposit insurance, are provided along with the check writing option.

If   you  would  like  to  initiate  check  writing,  please
call Shareholder Services at 1-800-221-3137 or check the appropriate box on the Purchase Application.

   Systematic   Withdrawal  Plan.  A  shareholder  may   establish
a Systematic  Withdrawal  Plan to receive regular  periodic
payments from  the  account.  An initial balance of $10,000 is
required  to establish  a  Systematic Withdrawal Plan.   There
are  no  service charges  for  establishing or maintaining a
Systematic  Withdrawal Plan.   The  minimum  amount  which the
shareholder  may  withdraw periodically  is  $100.   Capital
gain  distributions  and  income dividends  to the shareholder's account are received in  additional
shares  at  net  asset  value.  Payments are  then  made  from the liquidation  of  shares at net asset value to  meet  the specified withdrawals.  Liquidation of shares may reduce or
possibly  exhaust the  shares in the shareholder's account, to
the extent withdrawals exceed   shares earned through dividends
and distributions,particularly in the event of a market decline. No payment pursuant to a Systematic Withdrawal Plan will be made if there are insufficient shares on deposit on the date of the scheduled distribution. A subsequent deposit of shares will not result in a payment under the plan retroactive to the distribution date. As with other redemptions, a liquidation to make a withdrawal payment is a sale for federal income tax purposes. The entire Systematic Withdrawal Plan payment cannot be considered as actual yield or income since part of the Plan's payment may be a return of capital.



   A Systematic Withdrawal Plan may be terminated upon written notice by the shareholder, or by a Fund on a 30 day written notice, and it will  terminate  automatically  if all  shares
are liquidated  or withdrawn   from  the  account  or  upon  the
Fund's receipt notification of the death or incapacity of the shareholder. Shareholders may change the amount (but not below the  specified minimums)  and  schedule of withdrawal payments, or  suspend  such payments, by giving written notice to the
Transfer Agent  at  least five  business  days  prior to the
next scheduled  payment.   Share certificates  may not be issued
while a Systematic Withdrawal  Plan is in effect.

                  DIVIDENDS AND DISTRIBUTIONS
   The   Short   and  Intermediate  Funds  intend  to   make
monthly distributions to their shareholders of net investment income. The Equity Plus Fund intends to make quarterly distributions of net investment income. All Funds will distribute net realized
gains at least  annually.   Each Fund may make additional
distributions if necessary to avoid imposition of a 4% excise tax or other tax on undistributed income and gains.

   The monthly distributions for the Short Fund's shares are quoted exdividend on the business day after record date (the "ex date"). Record date is usually the first or second business day of the month. If a shareholder elects to reinvest dividends, the date the dividends are reinvested is also the ex-36 date. Dividends are paid in cash by the Short Fund generally one week after the ex-date.

   The Intermediate Fund will declare daily dividends for shareholders of record. The Intermediate Fund's dividend payable date, and the day that dividends are reinvested for shareholders who have made this election, is the last business day of the month. Shares begin accruing dividends on the business day after federal funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares, and continue to accrue dividends through and including the day the redemption order for the shares is executed. If an investor closes his account, any accrued dividends through and including the day of redemption will be paid as part of the redemption proceeds.

   Dividends and capital gains distributions may be declared  more or less  frequently at the direction of the Trustees.  In order to be entitled to a dividend or a distribution, an investor must acquire a  Fund's  shares on or before the record date. Caution should  be exercised, however, before purchasing shares
immediately prior to a distribution  record date. Since the
value of a  Fund's  shares  is based directly on the amount of its net assets, rather than on  the principle  of  supply  and demand, any distribution  of  income  or capital  gain will
result in a decrease in the value of its  shares equal  to  the amount of the distribution.  While  a  dividend  or
capial gain distribution received shortly after purchasing
shares represents, in effect, a return of the shareholder's
investment, it may  be  taxable  as  dividend income or capital
gain.    You  may separately  elect  to reinvest income
dividends and  capital  gains distributions in shares of a Fund or reveive cash as designated  on the  Purchase Application. You may change your election at any time by  sending  written
notification to your Fund.  The  election  is effective for
distributions with a dividend record date on or after the  date that the Funds receive notice of the election. If you  do not specify  an election, all income dividends and  capital  gains
distributions  will automatically  be  reinvested  in   full
and fractional shares of the Fund from which they were paid.
Shareholders may also elect to have dividends automatically reinvested in a fund different than the one from which the dividends were paid.
A shareholder may write the transfer agent, or complete the appropriate section of the Purchase Application, to designate such an election, but must have already established an account in the other fund. Reinvested dividends distributions receive the same tax treatment as those paid in cash.

       SHAREHOLDER REPORTS AND INFORMATION
   The Funds will provide the following statements and reports:
Confirmation and Account Statements. After each transaction that affects the account balance or account registration, including the payment of dividends, you will receive a confirmation statement.

   Form 1099. By January 31 of each year, all shareholders will receive Form 1099, which will report the amount and tax status of distributions paid to you by the Funds for the preceding calendar year.
   Financial  Reports. Financial reports are provided to
shareholders semiannually.   Annual  reports  will  include
audited   financial statements. To reduce the Funds' expenses,
one copy of each report will be mailed to each Taxpayer Identification Number even though the investor may have more than one account in a Fund.

   Reports to Depository Institutions. Shareholders of the Short or Intermediate Funds who are financial institutions may request receipt of monthly or quarterly reports which provide information about the Short or Intermediate Fund's investments  considering regulatory risk-based asset
categories. If you need additional copies of previous
statements, you may order statements for the current and preceding year at no charge. Call 1-800-221-3137 to order past statements. If you need information on your account with the Funds or if you wish to submit any applications, redemption requests, inquiries or notifications, please contact: Smith Breeden Mutual Funds, 3200 Horizon Drive,
P.O.   Box   61503,  King  of Prussia,  PA  19406-0903   or
call 1-800-221-3137.


                       RETIREMENT PLANS

   The Funds have a program under which you may establish an Individual Retirement Account ("IRA") with the Funds and purchase shares through such account. Shareholders wishing to establish an IRA should consult their tax adviser regarding
(1) their individual qualifying status and (2) the tax regulations governing these accounts. The minimum initial investment in each Fund for an IRA is $250. There is a $12 annual maintenance fee charged to process an account. This fee is waived for accounts greater than $10,000. You may obtain additional information regarding establishing such an account by calling the Funds at 1-800-221-3138.

   The Funds may be used as investment vehicles for established defined contribution plans, including simplified
employee, 401(k), profit-sharing,   money   purchase,  and
simple   pension   plans ("Retirement  Plans").  For  details
concerning Retirement Plans, please call 1-800-221-3138.

 SERVICE AND DISTRIBUTION PLANS
   Each  Fund  has  adopted  a Distribution  and  Services
Plan (the "Plans") pursuant to Rule 12b-1 under the 1940
Act.  The purpose of the Plans is to permit the Adviser to
compensate investment dealers and  other  persons involved
in servicing shareholder accounts  for services  provided
and expenses incurred in promoting the sale of shares of the Funds, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers  or other
persons.  The Plans provide for payments by the Adviser  out of its advisory fee to dealers and other persons at an annual rate of  up  to 0.25%  of a Fund's average net assets, subject  to the authority of  the  Trustees  to  reduce  the  amount  of payments permitted under the Plan or to suspend the Plan for such periods as they  may  determine.  Subject to these
limitations, the amount  of such  payments  and the purposes for
which they are made  shall  be determined by the Adviser.
Any  distribution and service related payments made by the
Adviser to   investment  dealers  or  other  persons  are
subject to the continuation of the Plans, the terms of any related service agreements, and any applicable limits imposed by the National Association of Securities Dealers, Inc.



                              TAXES

   Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code. In each taxable year that a Fund so qualifies, such Fund (but not its shareholders) will be relieved of federal income tax on the part of its net investment income and net capital gain that is distributed to
shareholders.   Each  Fund will  distribute annually,
substantially all of its net investment income and net capital gains on a current basis.

   All Fund distributions from net investment income (whether paid in cash  or  reinvested in additional shares) will be taxable to its shareholders as ordinary income, except that any
distributions of a Fund's   net  long-term  capital  gain  will
be taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Each Fund provides federal tax information to its shareholders annually about distributions paid during the preceding year.

   It is not anticipated that any of the Funds' distributions will qualify for either the corporate dividends-received deduction or tax-exempt interest income. Distributions will also probably be subject to state and local taxes, depending on each shareholder's tax situation. While many states grant tax-free status to mutual fund distributions paid from interest income earned from direct obligations of the U.S.
Government,  none  of  the   Short
or Intermediate Fund's distributions are expected to qualify for such tax-free treatment, and only an insignificant amount of the Equity Plus Fund's distributions are expected to so qualify.

   The Funds will be required to withhold federal income tax at a rate of 31% ("backup withholding") from distribution payments and redemption and exchange proceeds if you fail to properly complete the Purchase Application.

   The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its Fund and its shareholders. See "Taxes" in the relevant Statement of Additional Information for further discussion. There may be other federal, state or local tax considerations applicable to you as an investor. You therefore are urged to consult your tax adviser regarding any tax-related issues.




           CAPITAL STRUCTURE
   The Smith Breeden Trust and the Smith Breeden Series Fund are both Massachusetts business trusts. The Trust was organized under an Agreement and Declaration of Trust, dated December
18, 1991. The Series Fund was organized under an Agreement and Declaration of Trust dated October 3, 1991. Copies of both Agreements, which are governed by Massachusetts law, are on file with the Secretary of State of the Commonwealth of Massachusetts. The Trust and the Series Fund have the same Trustees. The Trustees have the authority to issue shares in an unlimited number of funds of either the Series Fund or Trust. Each such fund's shares may be further divided into classes. The assets and liabilities of each such fund will be separate and distinct. All shares when issued are fully paid, non-assessable and redeemable, and have equal voting, dividend and liquidation rights.

   Shareholders of the separate funds of the Series Fund or Trust will vote together in electing trustees and in certain other matters. Shareholders in each fund of the Series Fund should be aware that the outcome of the election of trustees and of certain other matters could be controlled by the shareholders of another fund. The shares have noncumulative voting rights, which means that holders of more than 50% of the shares voting for the election of the trustees can elect 100% of the trustees if they choose to do so.

   Although neither the Series Fund nor the Trust is required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove trustees, or to take other actions as provided in the respective Declaration of Trust. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider the removal of a trustee, both the Series Fund and Trust have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

   Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both (i) any liability was greater than a Fund's insurance coverage and
(ii) a Fund itself was unable to meet its obligations.

                 TRANSFER AND DIVIDEND DISBURSING
                      AGENT, CUSTODIAN AND
                     INDEPENDENT ACCOUNTANTS

   FPS Services, Inc. ("FPS Services" or the "Transfer Agent"), 3200 Horizon Drive, King of Prussia, PA 19406, acts as each Fund's Transfer and Dividend Disbursing Agent. See "Management of the Funds." The Bank of New York acts as the
custodian of each  Fund's assets.   The  Bank  of New York's
address is 48 Wall Street, New York, New York 10286. Neither the Transfer and Dividend Disbursing Agent nor the Custodian has any part in deciding the Funds' investment policies or 40 which securities are to be purchased or sold for the Funds' portfolios.

   Deloitte  &  Touche,  LLP,  has  been
selected to serve as independent auditors of the Funds for the fiscal year ending March 31, 1998.

                 FUND PERFORMANCE
   Each Fund may quote the Fund's average annual total and/or aggregate total return for various time periods in
advertisements or communications to shareholders.   An average
annual total return refers to the rate of return which, if applied to an initial investment at the beginning of a stated period and compounded over that period, would result in the redeemable value of the investment at the end of the period assuming reinvestment of all dividends and distributions and reflecting the effect of all recurring fees. An investor's principal in each Fund and the Fund's return are not guaranteed and will fluctuate according to market conditions. When considering "average" total return figures for periods longer than one year, you should note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. Each Fund also may use "aggregate" total return
figures  for  various  periods,  representing      the
cumulative change in value of an investment in the Fund for a specific period (again reflecting changes in the Fund's share price and assuming reinvestment of dividends and distributions).

   The  Short and Intermediate Funds may also advertise current yield and  distribution  rate information.  Current  yield
reflects  the income  per  share  earned  by  the Short  or
Intermediate  Fund's portfolio  investments, and is calculated by dividing a Fund's  net investment  income  per share during a recent 30-day  period  by  a Fund's  net  asset  value  on  the last  day  of  that  period  and annualizing the result.  The current yield (or "SEC Yield"),  which is calculated according to a formula prescribed by the SEC (see the relevant Statement of Additional Information), is not indicative of the  dividends or distributions which were or will  be  paid  to  a Fund's
shareholders.  SEC regulations require that net  investment
income be calculated on a "yield-to-maturity" basis, which has the effect  of  amortizing  any premiums or discounts  in  the
current market   value   of   fixed   income  securities.
Dividends or distributions paid to shareholders are reflected in the current distribution rate which may be quoted to shareholders, and may not reflect amortization in the same manner.

   The Fund may also compare its performance to that of other mutual funds and to stock and other relevant indices, or to rankings prepared by independent services or industry publications. For example, a Fund's total return may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and CDA Investment Technologies, Inc. Total return data as reported in such national financial publications as The Wall Street Journal, The New York Times, Investor's Business Daily, USA Today, Barron's, Money and Forbes, as well as in publications of a local or regional nature, may be used 41 in comparing Fund performance.

   The  Equity  Plus Fund's total return may also be compared  to the returns  of  such  indices  as the Dow  Jones  Industrial
Average, Standard & Poor's 500 Composite Stock Price Index,
Nasdaq Composite OTC  Index  or Nasdaq Industrials Index,
Consumer Price  Index  and Russell  2000  Index. The Short
Fund's total  return  may  also  be compared  to  that of
taxable money funds as quoted  in  Donaghue's Money  Fund
Report, and to total returns for the  six  month  U.S. Treasury as published by Merrill Lynch or other  suppliers. The
Intermediate  Fund's return will most likely  be  compared  to the total  return of the Salomon Brothers Mortgage Index, or the total return  of intermediate U.S. Treasury Notes as published
by various brokerage  firms and others.   Further information
on performance measurement may be found in the relevant Statement of Additional Information.

   Performance quotations of a Fund represent the Fund's past performance and should not be considered representative of future results. The investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The methods used to compute a Fund's total return and yield are described in more detail in the relevant Statement of Additional Information.


APPENDIX A

   Hedging Instruments and Transactions (Short and Intermediate
Funds and Equity Plus Fund's Fixed Income Segment)

   Hedging and risk management techniques require different skills from those involved in the selection of portfolio securities. One such skill is the ability to predict the correlation of interest rate changes between markets. The Adviser has been engaged in hedging target duration portfolios for more than ten years. There can be no assurance that the Adviser will accurately predict market movements that accompany interest rate changes, in which event a Fund's overall performance may be less than if the Fund had not entered into hedging transactions.

   Interest Rate and Mortgage Swaps, Caps, Floors and Collars. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, for example, an exchange of floating-rate
payments for  fixed-rate payments.   Mortgage swaps are similar
to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

   The Short or Intermediate Funds will enter into interest rate swaps only on a net basis, i.e., where the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only  the net  amount of the two payments.  The Fixed Income
Segment  of  the Equity Plus Fund may enter into interest rate swaps on other than a net basis.
   The purchase of an interest rate cap entitles the purchaser, to the extent  that  a  specified index exceeds a  predetermined interest rate,  to  receive  payments of interest on  a
notional principal amount from the party selling such interest rate cap. The purchase of  an  interest rate floor entitles the purchaser, to  the  extent that  a specified index falls below a predetermined interest  rate, to receive payments of interest on a notional principal amount from the  party  selling  such
interest rate floor.   An  interest  rate collar  combines  the
elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount, but gives up the benefits of an interest rate decline below the minimum amount. There can be no assurance that the Funds will be able to enter into interest rate swaps, caps, floors or collars on favorable terms. Furthermore, there can be no assurance that any of the Funds will be able to terminate an interest rate swap or sell or offset interest rate caps, floors or collars notwithstanding any terms in the agreements providing for such termination.

   Inasmuch as these hedging transactions are entered into for hedging purposes, the Adviser and the Funds believe swaps, caps, floors and collars do not constitute senior securities and,
accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or
liquid securities having an  aggregate net asset value at least equal to the accrued  excess will  be  maintained in a
segregated account by  a  custodian  that satisfies the
requirements of the 1940 Act.  To the extent that the Fixed
Income Segment of the Equity Plus Fund enters into  interest rate swaps on other than a net basis, the amount maintained in
its segregated   account  will be  the  full  amount  of  the
Fund's obligations, if any, with respect to such interest rate swaps, accrued on a daily basis.

   The Short and Intermediate Funds will not write interest rate caps, floors and collars, and will not enter into any interest rate swap, cap, floor or collar transaction unless the unsecured commercial paper, unsecured senior debt or the claimspaying ability of the other party is rated either AA or A-1 or better by Standard & Poor's or Aa or P-1 or better by Moody's Investors Service, Inc. at the time of entering
into such transaction.   The  Fixed  Income Segment  of  the
Equity Plus Fund may enter into such transactions with counterparties who are rated at least A by Moody's and S&P at
the time of entering into the contract.   The Funds and the
Adviser will closely monitor, subject to the oversight of the Board of Trustees, the creditworthiness of the counterparties in order to minimize risk.

   If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the
agreements related   to   the   transaction.  There  is  no
assurance   that interest-rate  swap,  cap, floor or collar
counterparties  will  be able  to  meet  their obligations
pursuant to their contracts, or that, in the event of default, a Fund will succeed in pursuing contractual remedies. 43
The Funds thus assume the risk that one of them may be delayed in or prevented from obtaining payments owed to it pursuant to interest rate swaps, caps, floors or collars.
The  swap, cap, floor and collar market has grown substantially in recent  years  with a large number of banks and investment
banking firms   acting   both  as  principals  and  as   agents
utilizing standardized documentation. As a result, this market has become relatively liquid, although the Funds will still treat these instruments as illiquid investments subject to the limitation on such investments described in the Prospectus under "Illiquid Securities".

   Calls  and Puts on Securities.  In order to reduce fluctuations in net  asset value and portfolio holdings relative to their targeted option-adjusted duration, a Fund may purchase call or put  options or  sell options where it owns the security which is the subject of the option (a "covered option") on United States Treasury securities, mortgage-backed securities and Eurodollar instruments that  are  traded on United States and foreign-
securities exchanges and  in over-the-counter markets ("OTC
Options").   A Fund will not sell  options  which  are not
covered. The premiums paid on call options purchased and any related transaction costs will increase the cost of securities acquired upon exercise of the option, and unless the price of the underlying security rises sufficiently, the options may expire worthless to the Funds.

   The Short and Intermediate Funds will not purchase a put or call option on U.S. Government securities or mortgage-backed securities if, as a result of such purchase, more than 10% of its total assets would be invested in such options. A Fund's ability to purchase put and call options may be limited by Internal Revenue Code requirements.

The Adviser monitors the creditworthiness of dealers with whom a Fund would enter into OTC option transactions under the general supervision of the Board of Trustees. The Funds will engage in OTC option transactions only with primary United States government securities dealers recognized by the Federal Reserve Bank of New York.

   Futures and Related Options. In order to reduce fluctuations in net asset value of portfolio holdings relative to their targeted option-adjusted durations, or to employ temporary substitutes for anticipated future transactions, the Funds
may  buy  or   sell financial futures contracts, purchase call
or put options, or sell covered call options on such futures. There is no overall limitation on the percentage of a Fund's assets which may be subject to a hedge position.

   Options and futures transactions involve costs and may result in losses. The effective use of options and futures strategies depends on a Fund's ability to terminate options and futures positions at times when the Adviser deems it desirable to do
so.  This  ability to terminate positions when the Adviser
deems it desirable to do so may  be  hindered  by the lack of
existence of a  liquid  secondary market.   Although a Fund
will take an options or futures contract position only if the 44
Adviser believes there is a liquid secondary market for the option or futures contract, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

   The use of options and futures strategies also involves the risk of imperfect correlation between movements in the values of the securities underlying the futures and options purchased and sold by a Fund, of the option and futures contract itself, and of the securities which are the subject of a hedge. A Fund, therefore, bears the risk that prices of hedged securities will not move to the same degree as the hedging instrument, or that price movements in the hedging instrument will not accurately reflect price movements in the security underlying the hedging instrument.
It is also possible for a Fund to incur a loss on both the hedged securities and the hedging instrument.

   At times, a Fund may sell interest rate futures in a different dollar amount than the dollar amount of securities being hedged, depending on the expected relationship between the volatility of the prices of such securities and the volatility of the futures contracts, based on duration
calculations by the Adviser.   If  the actual price
movements  of  the  securities  and   futures  are
inconsistent with their durations as so calculated, the hedge may not be fully effective.

   A Fund will not maintain open short positions in interest rate futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on these open positions, adjusted for the expected volatility relationship between the portfolio and the futures contracts based on duration calculations. If this limitation should be exceeded at any time, a Fund will take prompt action to close out the appropriate number of open contracts to bring its open futures position into compliance with this limitation.

The Funds' ability to engage in options and futures transactions and to sell related securities may be limited by tax considerations and by certain regulatory requirements. See
"Additional Information Regarding
Taxation"  in  the  relevant  Statement  of  Additional
Information.

Other  Portfolio  Strategies (Equity Plus Fund's Equity
Simulation Segment)

   Any investment in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Equity Plus Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Equity Plus Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Equity Plus Fund in units or attached to securities may be deemed to be without value.





                     Part B:  Information Required in
                    Statement of Additional Information

N-1A
Item No.       Item                         Location in the Registration
                                            Statement

10.            Cover Page                   Cover Page

11.            Table of Contents           "Table of Contents"

12.            General Information
               and History                  See Part A Item 4.

13.            Investment Objective        "Miscellaneous
               and Policies                 Investment Practices and
                                            Risk Considerations"

14.            Management of the
               Registrant                   "Management of the Fund


15.            Control Persons and
               Principal Holders of        "Principal Holders  of Securities
               Securities                   and Controlling Persons"

16.            Investment Advisory         "The Investment Advisory
               and Other Services           Agreement and Other Services"


17.            Brokerage Allocation        "The Investment Advisory
                                            Agreement and Other
                                            Services"

18.            Capital Stock and           "Additional Information
               Other Securities             Regarding Purchases and
                                            Redemptions of Fund Shares"

19.            Purchase, Redemption         "Additional Information
               and Pricing of               Regarding Purchases and
               Securities Being             Redemptions of Fund
               Offered                      Shares"

20.            Tax Status                  "Taxes"

21.            Underwriters                 Additional Information
                                            Regarding Purchases and
                                            Redemptions of Fund
                                            Shares"

22.            Calculation of
               Performance Data            "Standard Performance
                                            Measures"

23.            Financial Statements         "Report of Independent
                                            Auditors and Financial
                                            Statements"







               SMITH BREEDEN SERIES FUND
   SMITH BREEDEN SHORT DURATION U.S.
GOVERNMENT FUND SMITH BREEDEN INTERMEDIATE
DURATION U.S. GOVERNMENT FUND
                    STATEMENT OF ADDITIONAL
                    INFORMATION    JULY 23,
                    1997
             100 Europa Drive, Suite 200
       Chapel Hill, North Carolina 27514
       2310
                   (919) 967-7221
   This Statement of Additional Information contains information pertaining to the Smith Breeden Series Fund (the "Series Fund"), a no load open-end management investment company offering redeemable shares of beneficial interest in two separate series, the Smith Breeden Short Duration U.S. Government Fund (the "Short Fund") and the Smith Breeden Intermediate Duration U.S. Government Fund (the "Intermediate Fund"). This Statement of Additional Information contains information which may be useful to investors and which is not included in the Prospectus of the Smith Breeden Mutual Funds. This Statement of Additional Information is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus of the Smith Breeden Mutual Funds dated July 23, 1997, as may be amended from time to time. This Statement should be read with the Prospectus.
Contents
                                                  Page
MISCELLANEOUS INVESTMENT PRACTICES AND RISK
    CONSIDERATIONS   . . . . . . . . . . . . . . . . . . 3
INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . 9
TRUSTEES AND OFFICERS. . . . . . . . . . . . . . . . . .12
INVESTMENT ADVISORY AND OTHER SERVICES . . . . . . . . .13
PRINCIPAL HOLDERS OF SECURITIES AND CONTROLLING
    PERSONS   . . . . . . . . . . . . . . . . . . . .. .15
POLICIES REGARDING BROKERS USED IN PORTFOLIO
    TRANSACTIONS   . . . . . . . . . . . . . . . . . . .16
ADDITIONAL INFORMATION REGARDING PURCHASES
    AND REDEMPTIONS OF FUND SHARES. . . . . . . . . . . 18
ADDITIONAL INFORMATION REGARDING TAXATION. . . . . . . .20
STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . .24
ADDITIONAL INFORMATION FOR INSTITUTIONAL INVESTORS . . .28
EXPERTS. . . . . . . . . . . . . . . . . . . . . . . . .29
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . .29
APPENDIX . . . . . . . . . . . . . . . . . . . . . . . .29



MISCELLANEOUS INVESTMENT PRACTICES AND RISK CONSIDERATIONS


Investment Policies

   The following supplements the information contained in the Prospectus about the investment policies of the Short and Intermediate Funds (the "Funds"). Terms used herein have the same meanings as in the Prospectus.

   The Funds' Prospectus states that the Funds may engage in each of the following investment practices. However, the fact that the Funds may engage in a particular practice does not necessarily mean that they will actually do so.

   Repurchase Agreements. A Fund may invest in repurchase agreements. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Funds' present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers, and only with respect to obligations of the U.S. Government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Funds which are collateralized by the securities subject to repurchase. The Adviser will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

   Forward Commitments. A Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments," "when issued" and "delayed delivery" securities) if a Fund holds until the settlement date, in a segregated account, cash or highgrade debt obligations in an amount sufficient to meet the purchase price, or if a Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an 3 advantageous return or price. Although a Fund will generally enter into a forward commitment with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

   Securities Loans. A Fund may make secured loans of its securities amounting to not more than 33 1/3% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreement requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent.

   The Fund retains all or a portion of the interest received on investment of the cash collateral, or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

   Borrowing. A Fund may borrow from banks and enter into reverse repurchase agreements or dollar rolls (as described in Appendix A of the Prospectus) up to 33 1/3% of the value of a Fund's total assets (computed at the time the loan is made) in order to take advantage of investment opportunities, for extraordinary or emergency purposes, or for the clearance of transactions. A Fund may pledge up to 33 1/3% of its total assets to secure these borrowings. If a Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings even though it may be disadvantageous at that time from an investment point of view. A Fund will incur borrowing costs when it leverages, including payment of interest and any fee necessary to maintain a line of credit, and may be required to maintain a minimum average balance. If the income and appreciation on assets acquired with borrowed funds exceed their borrowing cost, the Fund's investment performance will increase, whereas if the income and appreciation on assets acquired with borrowed funds are less than their borrowing costs, investment performance will decrease. In addition, if a Fund borrows to invest in securities, any investment gains made on the securities in excess of the costs of the borrowing, and any gain or loss on hedging, will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of 4 the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. This speculative characteristic is known as "leverage."

   Reverse Repurchase Agreements and Dollar Roll Agreements.
A Fund may enter into reverse repurchase agreements and dollar roll agreements with commercial banks and registered brokerdealers to seek to enhance returns.

   Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether or not to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are considered borrowings by a Fund.


General Characteristics and Risks of Options and Futures

Options. A put option gives the purchaser of the option the right to sell and the writer the obligation, if the purchaser exercises his right, to buy the underlying security at the exercise price during the option period. A call option gives the purchaser of the option the right to buy and the writer the obligation, if the purchaser exercises his right, to sell the underlying security at the exercise price during the option period. Listed options are issued by the Options Clearing Corporation ("OCC") which guarantees the performance of the obligations of the parties to such options.

The purchaser of an option risks losing his entire investment in a short period of time. If an option is not sold while it has remaining value, or if during the life of an option the underlying interest does not appreciate, in the case of a call option, or depreciate, in the case of a put option, the purchaser of such option may lose his entire investment. On the other hand, given the same market conditions, if the potential purchaser of a call option purchases the underlying interest directly without purchasing a call option or if the potential purchaser of a put option decides not to purchase the put option, such a potential purchaser might have less of a loss. An option purchaser does not have the choice of "waiting out" an unexpected decrease or increase in the underlying instrument's price beyond the expiration date of the option. The more that an option is out-of-the-money and the shorter its remaining term to expiration, the greater the risk that a purchaser of the option will lose all or part of his investment. Further, except where the value of the remaining life of an option may be realized in the secondary market, for an option purchase to be profitable the market price of the underlying interest must exceed or, as applicable, be below the exercise price by more than the premium and transaction costs paid in connection with the purchase of the option and its sale or exercise.

    A Fund's ability to close out its position as a purchaser of an exchange-listed option is dependent upon the existence of a liquid secondary market on option exchanges. Among the possible reasons for the absence of a liquid secondary market on an exchange are (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) interruption of the normal operations on an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been listed by the OCC as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms. OTC Options are purchased from or sold to dealers or financial institutions which have entered into direct agreement with a Fund. With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option as written, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. OTC Options and their underlying securities are considered
illiquid.   The Funds will engage in OTC Option transactions
only with primary United States Government securities dealers recognized by the Federal Reserve Bank of New York. The Adviser monitors the creditworthiness of dealers with whom a 6
Fund enters into OTC options transactions under the general supervision of the Fund's Board of Trustees.

The hours of trading for options on debt securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

   Futures Contracts and Related Options. As a purchaser of an interest rate futures contract, a Fund incurs an obligation to take delivery of a specified amount of the obligation underlying the futures contract at a specified time in the future for a specified price or, in "cash settlement" futures contracts, to pay to (or receive from) the seller in cash the difference between the original price in the futures contract and the market price of the instrument on the specified date, if the market price is lower (or higher, as the case may be). A futures contract sale creates an obligation by a Fund, as seller, to deliver the specified type of financial instrument called for in the contract at a specified future time for a specified price or, in "cash settlement" futures contracts, to pay to (or receive from) the buyer in cash the difference between the original price in the futures contract and the market price of the instrument on the specified date, if the market price is higher (or lower, as the case may be). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract (a long position if the option is a call and short position if the option is a put).

   Although most futures contracts call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of the specific type of security and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Short or Intermediate Fund will be able to enter into a closing transaction.

   Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker's client, but rather, a good faith deposit on the futures contract which will be returned to the Short or Intermediate Fund upon the 7 proper termination of the futures contract. The margin deposits made are marked to market daily and the Funds may be required to make subsequent deposits into the segregated account, maintained at its Custodian for that purpose, or cash, U.S. Government securities or other liquid highgrade debt securities, called "variation margin", in the name of the broker, which are reflective of price fluctuations in the futures contract. Currently, interest rate futures contracts can be purchased on debt securities such as U.S. Treasury Bills and Bonds, Eurodollar instruments, U.S. Treasury Notes and GNMA Certificates.

   Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if the Funds have insufficient cash, it may be disadvantageous to do so. In addition, the Funds may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. An inability to close out options and futures positions could also have an adverse impact on a Fund's ability to effectively hedge its portfolio.

   In the event of the bankruptcy of a broker through which the Short or Intermediate Fund engages in transactions in futures or options, either Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Transactions are entered into by the Funds only with broker or financial institutions deemed creditworthy by the Adviser.

   The variable degree of correlation between price movements of futures contracts and price movements in the position being hedged creates the possibility that losses on the hedge may be greater than gains in the value of a Fund's position. In addition, futures and futures option markets may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out a transaction without incurring losses substantially greater than the initial deposit. Although the contemplated use of these contracts should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. The ability of the Short or Intermediate Fund to hedge successfully will depend on the Adviser's ability to forecast pertinent market movements, which cannot be assured.

   In order to achieve its investment objective, a Fund may sell interest rate futures in a different dollar amount than the dollar amount of securities being hedged depending on the expected relationship between the volatility of the prices of such securities and the volatility of the futures contracts, 8 based on duration calculations by the Adviser. If the actual price movements of the securities and futures are inconsistent with their durations as so calculated, the hedge may not be fully effective. A Fund will not maintain open short positions in interest rate futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the expected volatility relationship between the Fund and the futures contracts based on duration calculations. If this limitation should be exceeded at any time, the Short or Intermediate Fund will take prompt action to close out the appropriate number of open contracts to bring its open futures position into compliance with this limitation. Finally, the daily deposit requirements in futures contracts create a greater ongoing potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions may reduce net asset value. Income earned by the Short or Intermediate Fund from its hedging activities generally will be treated as capital gains.



                   INVESTMENT RESTRICTIONS



   The following restrictions (except as noted) have been adopted as fundamental policies for the Funds, which means that they may not be changed without the approval of a majority of the outstanding shares of each of the Funds, as the case may be (as defined in the Investment Company Act).
A Fund may not (except that none of the following investment restrictions shall prevent a Fund from investing all of its assets (other than assets which are not "investment securities" as defined in the Investment Company Act) in an open-end investment company with substantially the same investment objectives):

1. Issue senior securities, borrow money or pledge its assets, except that the Short or Intermediate Fund may borrow from banks or through reverse repurchase agreements or dollar rolls up to 33 1/3% of the value of its respective total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes and to take advantage of investment opportunities, and may pledge up to 33 1/3% of the value of its total assets to secure such borrowings. For purposes of this restriction, the purchase or sale of securities on a "when issued" or "delayed delivery" basis, the purchase and sale of futures contracts, the entry into reverse repurchase agreements and dollar roll transactions, short sales, interest rate swaps, mortgage swaps, over-the-counter options, and collateral arrangements with respect thereto are not deemed to be a pledge of assets and none of such transactions or arrangements nor obligations of the Funds to Trustees pursuant to
     deferred compensation arrangements are deemed to be the issuance of a senior security.

2. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

3. Purchase any security (other than obligations of the U.S. Government, its agencies and instrumentalities) if as a result: (i) with respect to 75% of its total assets more than 5% of the Short or Intermediate Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer, or (ii) 25% or more of a Fund's total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in the same industry.

4. Purchase the securities of any issuer which would result in owning more than 10% of any class of the outstanding voting securities of such issuer.

5. Purchase any security, other than Mortgage-Backed Securities, or obligations of the U.S. Government, its agencies or instrumentalities, if as a result the Short or Intermediate Fund would have invested more than 5% of its respective total assets in securities of issuers (including predecessors) having a record of less than three years of continuous operation; except for investments in regulated investment companies with the same objective.

6. Acquire, lease or hold real estate. (Does not preclude investments in securities collateralized by real estate or interests therein.)

7. Purchase or sell commodities or commodity contracts except for hedging purposes.

8. Invest in interests in oil, gas or other mineral exploration or development program.

9. Invest in companies for the purpose of exercising control or management.

10. Purchase securities of other investment companies, except to the extent permitted by the Investment Company
     Act.

11. Make loans of money or property to any person, except through loans of portfolio securities to Qualified Institutions, the purchase of debt obligations in which the Short or Intermediate Fund may invest consistently
     with its investment objectives and policies and   investment
     limitations or the investment in repurchase  agreements with
     Qualified Institutions.  The Short or   Intermediate Fund
     will not lend portfolio securities if,  as a result, the
     aggregate of such loans exceeds 33 1/3%      of the value of
     a Fund's respective total assets   (including such loans).

12. Purchase securities on margin (though the Short or Intermediate Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by a Fund of initial or variation margin in connection with options or futures contracts is not considered the purchase of a security on margin.

13. Make short sales of securities or maintain a short position if, when added together, more than 25% of the value of the Short or Intermediate Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales "against-the box" are not subject to this limitation.

   Whenever any fundamental investment policy or investment restriction states a maximum percentage of assets, it is intended that if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the asset coverage for borrowings falls below 300%, the Funds will take prompt action to reduce its borrowings as required by applicable laws.

   In order to change any of the foregoing restrictions which are fundamental policies, approval must be obtained by shareholders of the Short or Intermediate Fund, as the case may be. Such approval requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at a meeting if the holders of more than 50% of voting securities are represented at that meeting or (ii) more than 50% of the outstanding voting securities of either the Short or Intermediate Fund.

   In addition, as non-fundamental policies, a Fund may not:

(a)  sell over-the-counter options which it does not own;
(b) sell options on futures contracts which options it does not own; or
(c)  invest in residual interests in a REMIC or a CMO.


Other Policies

   There are no restrictions or limitations on investments in obligations of the United States, or of corporations chartered by Congress as federal government instrumentalities. The underlying assets of the Short or Intermediate Fund may be retained in cash, including cash equivalents which are Treasury bills, short-term bank obligations such as certificates of deposit, bankers' acceptances and repurchase agreements. However, it is intended that only so much of the underlying assets of the Short or Intermediate Fund be retained in cash as is deemed 11 desirable or expedient under then-existing market conditions. As noted in the Prospectus, a Fund may invest up to 15% of its respective total net assets in illiquid securities.

   In order to comply with certain "blue sky" restrictions, a Fund will not, as a matter of operating policy, invest in securities of any issuer if, to the knowledge of the Fund, any officer or Trustee of the Fund or the Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers and Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

   The Funds may make commitments more restrictive than the restrictions listed above so as to permit the sale of shares of a Fund in certain states. Should a Fund determine that a commitment is no longer required or in the best interest of the Fund and its shareholders, the Short or Intermediate Fund will revoke the commitment by terminating the sale of shares of the Fund in the state involved.



                 TRUSTEES AND OFFICERS



   The Board of Trustees has the responsibility for the overall management of the Series Fund and each of the Funds, including general supervision and review of the Funds' investment activities. The Trustees, in turn, elect the officers who are responsible for administering the day-to-day operations of the Funds. Trustees and officers of the Series Fund are identified in the Prospectus.

   The table below shows the fees paid to each Trustee by each Fund for the fiscal year ending March 31, 1997. The Trustees do not receive pension or retirement benefits. The Trustees did receive compensation from the other Fund in the Smith Breeden Mutual Funds in addition to the compensation listed below.

Director       Aggregate Compensation   Aggregate
               from Short Fund          Compensation from
                                        Intermediate Fund

Stephen M. Schaefer      $31,250        $4,127
Myron S. Scholes         $33,750        $5,000
William F. Sharpe        $32,350        $5,000

   The Series Fund's Declaration of Trust provides that it will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Series Fund, unless it is determined that they had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or had not acted in good faith in the reasonable belief that their actions were in the best interests of the Series Fund. 12


      INVESTMENT ADVISORY AND OTHER SERVICES



   The investment manager of each of the Funds is Smith
Breeden Associates, Inc. (the "Adviser").  The table in the
Prospectus indicates which officers and Trustees are affiliated persons of the Adviser.

   Pursuant to an Investment Advisory Agreement with each of the Funds (the "Advisory Agreement"), the Adviser provides investment research and portfolio management services, including the selection of securities to purchase, hold or sell, and the selection of brokers and dealers through whom portfolio transactions are executed. The Adviser's activities are subject to the review and supervision of the Board of Trustees to whom the Adviser renders periodic reports of both Funds' investment activities. The Adviser, at its own expense, furnishes the Funds with office space and office furnishings, facilities and equipment required for managing the business affairs of the Funds; maintains all internal bookkeeping, clerical, secretarial and administrative personnel and services; carries fidelity insurance on its own officers and directors for the protection of the Funds; and provides certain telephone and other mechanical services. Except for the expense limitation in place through August 1, 1998, each of the Funds bears all expenses related to its operation not borne by the Adviser, as discussed in the Prospectus.

   Each Advisory Agreement is in effect until August 1, 1998. Thereafter, it may continue in effect for successive periods not exceeding one year, providing such continuance is specifically approved at least annually by a vote of the Funds' Board of Trustees or by a vote of the holders of a majority of each of the Funds' outstanding voting securities, and in either event by a majority of the Fund's Trustees who are not parties to the Agreement or interested persons of any such party (other than as Trustees of the Fund), cast in person at a meeting called for that purpose. Each Advisory Agreement may be terminated without penalty at any time by each Fund, or by the Adviser on sixty days' written notice and will automatically terminate in the event of its assignment as defined in the Investment Company Act. The Advisory Agreement provides that the Adviser will not be liable for any error of judgment or for any loss suffered by either Fund in connection with matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith gross negligence or reckless disregard of duty.

   As compensation for the services rendered to each of the Funds by the Adviser under the terms of the Advisory Agreement, and the assumption by the Adviser of the related expenses, each Fund pays the Adviser a fee, computed daily and payable monthly, at an annual rate equal to 0.70% of the respective Fund's average daily net asset value. For the 13 last three fiscal years ended March 31, the Adviser received no fees from the Short Fund for the year ended March 31, 1995, and received $1,717,748, and $1,417,921 for the fiscal years ended March 31, 1996 and March 31, 1997, respectively. The Short Fund, prior to April 1, 1995, indirectly bore investment advisory fees through its investment in the Smith Breeden Institutional Short Duration U.S. Government Fund.
On March 31, 1995, this two-tier structure was consolidated, which resulted in the Short Fund becoming a stand-alone fund. The Adviser received received $132,174 from the Intermediate Fund for the fiscal year ended March 31, 1995, $256,075 for the fiscal year ended March 31, 1996, and $259,767 for the fiscal year ended March 31, 1997.

   Prior to August 1, 1994, the Intermediate Fund indirectly bore investment advisory fees through its investment in the Smith Breeden Institutional Intermediate Duration U.S. Government Fund. On August 1, 1994, this two-tier structure was eliminated, which resulted in the Intermediate Fund becoming a stand-alone fund. During the three year period ended March 31, the Adviser reimbursed the Short Fund $146,256, $364,865, and $301,998 for the periods ended 1995,
1996, and 1997, respectively, under expense limitation provisions. The Intermediate Fund was reimbursed $123,390, $85,364, and $101,379 for the same periods under expense limitation provisions.

   Under the terms of its Advisory agreement with each of the Funds, the Adviser also provides certain administrative services. FPS Services, Inc. is the shareholder servicing, accounting, transfer and dividend paying agent. Each of the Funds pays its own expenses, including, but not limited to auditing, legal, tax preparation and consulting, insurance, custodial, accounting, shareholder servicing and shareholder report expenses. Fees paid to FPS Services are determined by contract as approved by the Trustees.

   Bank of New York, 48 Wall Street, New York, NY, 10286 acts as custodian of the securities and other assets of each of the Funds. A custodian's responsibilities include generally safeguarding and controlling a Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a Fund's investments. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

   Deloitte & Touche, 117 Campus Drive, Princeton, New
Jersey 08540, are the Funds' independent auditors, providing audit services, tax return preparation and other tax consulting services, and assistance and consultation in connection with the review of various Securities and Exchange commission filings.

   Ropes & Gray, One International Place, Boston,
Massachusetts, 02110-2624, are legal counsel to the Series
Fund and each of the Funds.





	PRINCIPAL HOLDERS OF SECURITIES AND CONTROLLING PERSONS



   Listed below are the names and addresses of those shareholders who, to the Short Fund's best knowledge, as of June 30, 1997, owned 5% or more of the shares of the Fund.

Dell USA L.P.
2112 Kramer Lane
Austin, TX 78758              20.82%

First Federal Savings Bank
605 State Street
LaCrosse, WI 54601             7.99%

Monterey Bank
35 East Lake Avenue
Watsonville, CA 95076         13.41%

Sun World Savings Bank
PO Box 20222
El Paso, TX  79998             5.46%


   The Officers and Trustees of the Short Fund together as a group owned less than 1.00% of the shares of the Short
Duration Fund as of June 30, 1997.


   Listed below are the names and addresses of those shareholders, who as of June 30, 1997, to the best knowledge of the Intermediate Fund, owned 5% or more of shares of the Fund.


Roosevelt Bank
900 Roosevelt Pkwy
Chesterfield, MO             62.80%

Public School Retirement
System
1 Mercantile Ctr.
St. Louis, MO                18.17%

   The Officers and Trustees of the Intermediate Fund together as a group owned less than 1.00% of the shares of the Fund as of June 30, 1997.


Potential Conflicts of Interest

   Principals of the Adviser as individuals own approximately 61% of the common stock of Harrington Financial Group, the holding company for Harrington Bank, FSB (the "Association"). As of June 30, 1997, the Association had total assets of $485 million. The Association invests in assets of the same types 15 as those to be held by the Funds.

   Douglas T. Breeden, in combination with immediate family members, controls over 75% of the common stock of Community First Financial Group, Inc. ("CFFG"), the holding company for certain banks and thrifts to which the Adviser renders certain Investment Advisory Services. The Fund will transact no business directly or indirectly with either CFFG or the banks and thrifts which it owns. CFFG and its subsidiaries invest in assets of the same types as those to be held by the Funds.

   The Adviser may also manage advisory accounts with investment objectives similar to or the same as those of the Short or Intermediate Fund, or different from both Funds, but trading in the same type of securities and instruments. Portfolio decisions and results of both Funds' investments may differ from those of such accounts managed by the Adviser. When two or more accounts managed by the Adviser seek to purchase or sell the same assets, the assets actually purchased or sold may be allocated among the accounts on a basis determined by the Adviser in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or the price of the position obtainable for the Short or Intermediate Fund.



  POLICIES REGARDING BROKERS USED IN PORTFOLIO TRANSACTIONS



   Under the Advisory Agreement, the selection of brokers and dealers to execute transactions on behalf of a Fund is made by the Adviser in accordance with criteria set forth in the Advisory Agreement and any directions which the Board of Trustees may give. However, each of the Funds does not anticipate that it will incur a significant amount of brokerage expense because brokerage commissions are not normally incurred on investments in Mortgage Securities, which are generally traded on a "net" basis; that is, in principal amounts without the addition or deduction of brokerage commissions. The Short and Intermediate Funds paid $51,367 and $4,203 respectively in brokerage commissions on futures and options trades in the year ended March 31, 1997. In the year ended March 31, 1996, the Short and Intermediate Funds paid $46,156 and $3,483, respectively, in brokerage commissions on futures and options. In the year end March 31, 1995, the Short and Intermediate Funds paid $0 and $3,483, respectively in brokerage commissions. Neither Fund paid any brokerage commissions for the year ended March 31, 1994. Prior to March 31, 1995, the Short Fund paid brokerage commissions indirectly by virtue of its investment in the Smith Breeden Short Duration U.S. Government Fund. Prior to August 1, 1994, the Intermediate Fund paid brokerage commissions indirectly by virtue of its investment in the Smith Breeden Institutional Intermediate U.S. Government Fund. (See "Investment Advisory and Other Services").

   When placing a portfolio transaction, the Adviser attempts to obtain the best net price and execution of the transaction. On portfolio transactions which are done on a securities exchange, the amount of commission paid by the Short or Intermediate Fund is negotiated between the Adviser and the broker executing the transaction. The Adviser seeks to obtain the lowest commission rate available from brokers which are felt to be capable of efficient execution of the transactions. The determination and evaluation of the reasonableness of the brokerage commissions paid in connection with portfolio transactions are based to a large degree on the professional opinions of the persons responsible for the placement and review of such transactions. These opinions are formed on the basis of, among other things, the experience of these individuals in the securities industry and information available to them concerning the level of commissions being paid by other institutional investors of comparable size. Securities may be purchased directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and the asked price. No broker or dealer affiliated with the Funds or with the Adviser may purchase securities from, or sell securities to, the Funds. When it is felt that several brokers or dealers are equally able to provide the best net price and execution, the Adviser may decide to execute transactions through brokers or dealers who provide quotations and other services to the Short or Intermediate Fund, specifically including the quotations necessary to determine each of the Fund's net assets, in such amount of total brokerage as may reasonably be required in light of such services, and through brokers and dealers who supply statistical and other data to both Funds in such amount of total brokerage as may reasonably be required.


The Adviser conducts extensive proprietary fixed income research with emphasis on mortgage-backed securities. The Adviser is not dependent on any broker for such research and analysis and, thus is able to transact business with brokers regardless of the brokers' research capabilities or provision of such research to brokerage customers. The Adviser uses multiple electronic quotation services for trading and pricing purposes. The Adviser pays for these services directly out of its advisory fees. The Adviser is not involved in any soft dollar arrangements. The Adviser does utilize broker pricing guidance for certain assets not consistently available through electronic quotation services.








   	 ADDITIONAL INFORMATION REGARDING PURCHASES AND
                 REDEMPTIONS OF FUND SHARES


   All checks, drafts, wires and other payment mediums used for purchasing or redeeming shares of either of the Funds must be denominated in U.S. Dollars. Each Fund reserves the right, in its sole discretion, to either (a) reject any order for the purchase or sale of shares denominated in any other currency, or (b) to honor the transaction or make adjustments to shareholder's account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. Dividend checks which are returned to a Fund marked "unable to forward" by the postal service will be deemed to be a request to change the dividend option and the proceeds will be reinvested in additional shares at the current net asset value until new instructions are received.


Redemptions in Kind

   The Funds have committed themselves to pay in cash all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of either Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amounts, the Trustees reserve the right to make payments in whole or in part in securities or other assets of either of the Funds in case of an emergency, or if the payment of such redemption in cash would be detrimental to the existing shareholders of either of the Funds. In such circumstances, the securities distributed would be valued at the price used to compute the Short or Intermediate Fund's net assets. Should the Short or Intermediate Fund do so, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.


Principal Underwriter

    FPS Broker Services, Inc. (the "Principal Underwriter"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406 0903, is the principal underwriter for the Funds, and is acting on a best efforts basis. The Principal Underwriter is registered as a broker dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.. The offering of the Funds' shares is continuous. The underwriting agreement with the Principal Underwriter provides that each Fund will pay all fees and expenses in connection with: registering and qualifying its shares under the various state "blue sky" laws; preparing, setting in type, printing, and mailing its prospectuses and reports to shareholders; and issuing its shares, including expenses of confirming purchase orders. (See the description 18 of the Distribution Plan in the Prospectus). The Principal Underwriter acts as the agent of both the Funds in connection with the sale of their shares in all states in which the shares are qualified and in which the Principal Underwriter is qualified as a broker-dealer. Under the underwriting agreement, the Principal Underwriter may accept orders for either Fund's shares at the offering price. The Principal Underwriter may enter into agreements with other broker-dealers for the sale of Short or Intermediate Fund shares by them.

   The Principal Underwriter is paid approximately $17,000 in total by the Adviser for its services to the two Funds. In addition, for the year March 31, 1997, the Principal
Underwriter received no sales charges or commissions.


Calculation of Net Asset Value

   As noted in the Prospectus, the Funds will generally calculate their net asset value as of the close of trading each Monday through Friday that the Adviser and Transfer
Agent are open for business and sufficient trading takes place to impact the value of the Short or Intermediate Fund assets. As of the date of this Statement, current holiday schedules indicate that the net asset value will not be calculated on: New Year's Day, Presidents' Day, Dr. Martin
Luther King Day Jr. Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Columbus Day, Veteran's Day,
Thanksgiving Day, the day following Thanksgiving, Christmas
Eve, and Christmas Day.


Reinvestment Date

The dividend reinvestment date is the date on which the additional shares are purchased for the investor who has his dividends reinvested. This date will vary from month to month and is not necessarily the same date as the record date or the payable date for cash dividends.


Ownership and Authority Disputes

   In the event of disputes involving multiple claims of ownership or authority to control a shareholder's account, each Fund has the right (but no obligation) to (a) require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, prior to executing instructions regarding the account; (b) interplead disputed funds or account with a court of competent jurisdiction, or (c) surrender ownership of all or a portion of the account to the Internal Revenue Service in response to a Notice of Levy.







          ADDITIONAL INFORMATION REGARDING TAXATION



Taxation of the Funds

   For federal income tax purposes, each of the Funds will be
treated as a separate corporation.   Each of the Funds
intends to qualify each year and elects to be treated as regulated investment companies ("RICs") for federal income tax purposes. To so qualify, the Funds must, among other things: (i) derive at least 90% of their gross income for each taxable year from dividends, interest, payments with respect to loans of securities and gains from the sale or other disposition of securities or certain other related income; (ii) generally derive less than 30% of their gross income for each taxable year from gains from the sale or other disposition of securities and certain other investments held for less than three months; and (iii) diversify their holdings so that at the end of each quarter of the taxable year (A) at least 50% of the value of each of the Fund's assets would be represented by cash, U.S. Government securities, securities of other RICs, and other securities which, with respect to any one issuer, do not represent more than 5% of the value of each of the Fund's assets nor more than 10% of the voting securities of such issuer and (B) not more than 25% of the value of each of the Fund's assets are invested in the securities of any one issuer (other than U.S. Government securities or the securities of other RICs).

   The requirement that each of the Funds derive less than 30% of its gross income from gains from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short Rule") may cause the Short or Intermediate Fund to (i) hold certain investments that it otherwise would have sold or (ii) sell certain investments that it otherwise would have held. In addition, if the Short or Intermediate Fund were to experience a large quantity of share redemptions during a taxable year, either Fund may have difficulty satisfying the Short-Short Rule during that year. If the Short or Intermediate Fund fails to satisfy the Short-Short Rule in a taxable year, it would lose its RIC status for that year. Each of the Funds, however, will endeavor to select investments for sale during a taxable year in such a way that it will satisfy the Short-Short Rule.

   If the Funds qualify as RICs and distribute to their shareholders at least 90% of its net investment income (including tax-exempt interest and net short-term capital gain but not net capital gain, which is the excess of net long-term capital gains over net short term capital losses), then the Funds will not be subject to federal income tax on the income so distributed. However, the Funds will be subject to corporate income tax on any undistributed income. In addition, either of the Funds would be subject to a nondeductible 4% excise tax on the amount by which the income 20 it distributed in any calendar year would be less than a minimum distribution amount. The minimum distribution amount required to avoid the excise tax for a calendar year equals the sum of (i) 98% of a Fund's ordinary income (excluding tax-exempt interest income) for such calendar year; (ii) 98% of the excess of capital gains over capital losses for the one year period ending on October 31 (or another date if elected by a Fund) of each year; and (iii) 100% of the undistributed ordinary income and gains from prior years. For purposes of the excise tax, any income or capital gains retained by, and taxed in the hands of, either of the Funds will be treated as having been distributed.

    Both Funds intend to distribute sufficient income so as to avoid corporate income tax and excise tax. The Short Fund may be subject to a 4% excise tax to the extent that the amount of ordinary income distributed during the calendar year is less than 98% of the ordinary income (excluding tax-exempt interest income) for the year. The Short Fund will endeavor to pay dividends in such a manner that an excise tax will not be incurred. The Short Fund also may elect to retain all or a portion of its net capital gain, as described under "Taxation of Shareholders Distributions" below.

   Any capital losses resulting from the disposition of securities can be used only to offset capital gains and cannot be used to reduce a Fund's ordinary income. Such capital losses may be carried forward for eight years. If any capital losses have not been utilized at the time a Fund terminates, such capital losses will become unusable.


Taxation of Shareholders

   Distributions. In general, all distributions to shareholders attributable to the Short or Intermediate Fund's net investment income (including any tax-exempt interest income distributed) will be taxable as ordinary dividend income whether paid in cash or in additional shares.

   To the extent either of the Funds does realize net capital gains, it intends to distribute such gains at least annually and designate them as capital gain dividends. Capital gain dividends are taxable as capital gains, whether paid in cash or in additional shares, regardless of how long the shares have been held. The Short or Intermediate Fund may elect to retain net capital gains and pay corporate income tax thereon. In such event, the Short or Intermediate Fund would most likely make an election that would require each shareholder of record on the last day of the Fund's taxable year to include in income for tax purposes his proportionate share of the Fund's undistributed net capital gain. If such an election is made, each shareholder would be entitled to credit his proportionate share of the tax paid by the Fund against his federal income tax liabilities and to claim refunds to the extent that the credit exceeds such liabilities. In addition, the shareholder would be entitled to increase the basis of his shares for federal tax purposes by an amount equal to 66% of his proportionate share of the 21 undistributed net capital gain.

Shareholders receiving distributions in the form of additional shares will be treated for federal income tax purposes as receiving an equivalent amount of cash. In general, the basis of such shares will equal the amount of cash that the shareholder would have received if he had elected to recieve distributions in cash.

   Liquidating distributions which, in the aggregate, exceed a shareholder's basis in shares will be treated as gain from the sale of shares. If a shareholder receives, in the aggregate, liquidating distributions which are less than such basis, such shareholder will recognize a loss to that extent. Dividends and other distributions by either the Short or Intermediate Fund are generally taxable to the shareholders at the time the dividend or distribution is made.<R/>

If a shareholder purchases shares at a cost that reflects an anticipated dividend, such dividend will be taxable even though it represents economically a return of part of the purchase price. Investors should consider the tax implications of buying shares shortly prior to a distribution.

Sales of Shares. In general, if a share is sold, the seller will recognize a gain or loss equal to the difference between the amount realized on the sale and the seller's adjusted basis in the share. However, any loss recognized by a shareholder within six months of purchasing the shares will be treated as a longterm loss to the extent of any long-term capital gain distributions received by the shareholder and the shareholder's share of undistributed long-term capital gains. In addition, any loss realized on a sale of shares will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any gain or loss realized upon a sale of shares by a shareholder who is not a dealer in securities will be treated as capital gain or loss.

If a shareholder exchanges shares of one fund in the Smith
Breeden Mutual Funds for shares of another fund, the shareholder generally will recognize a gain or loss as if the shares had been redeemed.

Tax-Exempt Investors. If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan 401(k) plan, or Keogh plan) or charitable organization (a "Tax Exempt Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income ("UBTI"). In that case, the UBTI portion of the Tax Exempt Investor's income from its investment in the Short or Intermediate Fund for the year would equal the total income recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor's average acquisition 22 debt balance to the average tax basis of its shares for the year. A Tax Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.


Consequences of Certain Fund Investments

<R/>Hedging Transactions.   Each of the Funds intends to
engage in various hedging transactions. Under various provisions of the Code, the result of such investments and transactions may be to change the character of recognized gains and losses, accelerate the recognition of certain gains and losses, and defer the recognition of certain losses. For example, the tax treatment of futures contracts entered into by a Fund as well as listed nonequity options written or purchased by a Fund on U.S. exchanges (including options on debt securities and options on futures contracts) will be governed by section 1256 of the Code. Absent a tax election for "mixed straddles" (described below), each such position held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if it were closed out), and all resulting gain or loss will be treated as 60% long term capital gain or loss and 40% short-term capital gain or loss, with subsequent adjustments made to any gain or loss realized upon an actual disposition of such positions. When a Fund holds an option or contract governed by section 1256 which substantially diminishes the Fund's risk of loss with respect to another position of its Portfolio not governed by section 1256 (as might occur in some hedging transactions), that combination of positions generally will be a "mixed straddle" that is subject to the straddles rules of section 1092 of the Code. The application of Section 1092 might result in deferral of losses, adjustments in the holding periods of a Fund's securities and conversion of short term capital losses into long-term capital losses. Either Fund may make certain tax elections for its "mixed straddles" that could alter certain effects of section 1256 or section 1092. The extent to which a Fund is able to use such hedging techniques may be limited by the Short Short Rule, which is discussed above. In determining compliance with the Short Short Rule, however, gains from certain types of hedging positions that are part of designated hedges and are held by a Fund for less than three months will be netted against losses (whether recognized or unrecognized) incurred with respect to the offsetting position in the designated hedge. That special netting provision, if employed by a Fund, could reduce the risk that active hedging techniques will run afoul of the Short Short Rule.<R/>



   The character of the Short or Intermediate Fund's taxable income will, in most cases, be determined on the basis of reports made to the Funds by the issuers of the securities in which they invest. The tax treatment of certain securities in which a Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of a Fund. The foregoing discussion is a general summary of certain of the current federal income tax laws regarding 23 both Funds and investors in the shares. The discussion does not purport to deal with all of the federal income tax consequences applicable to the Funds or to all categories of investors, some of which maybe subject to special rules. Investors should consult their own tax advisers regarding the tax consequences to them of investments in shares.<R/>



                STANDARD PERFORMANCE MEASURES



Performance



   As noted in the Prospectus, a Fund may from time to time quote various performance figures to illustrate its past performance. It may occasionally cite statistics to reflect its volatility or risk.<R/>

Performance quotations by investment companies are subject to rules adopted by the Securities and Exchange Commission ("SEC"). These rules require the use of standardized performance quotations, or alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by a Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by a Fund to compute or express performance follows.


Total Return



   The average annual total return is determined by finding the average annual compounded rates of return over one, five, and ten year periods (or for the life of a Fund, if shorter) that would equate an initial hypothetical $750 investment to its ending redeemable value. The calculation assumes no sales charge is deducted from the initial $750 purchase order, capital gains and all income dividends are reinvested at net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten year period and the deduction of all applicable charges and fees.

   A Fund's average annual compounded rate of return is determined by reference to a hypothetical $750 investment, according to the following formula:
                     P(1+T)n = ERV
     where:
          P    =    a hypothetical initial payment of
                    $750
          T    =    average annual total return
          n    =    number of years
          ERV  =    ending redeemable value of a
                    hypothetical $750 payment made at the
                    beginning of the 1, 5, or 10 year periods at the end of said 1, 5, or 10 year periods (or fractional portion thereof).

As discussed in the Prospectus, a Fund may quote total rates of return in addition to its average annual total return. Such quotations are computed in the same manner as a Fund's average annual compounded rate, except that such quotations will be based on a Fund's actual aggregate return for a specified period as opposed to its average return over certain periods.


Yield

   Current yield reflects the income per share earned by a Fund's portfolio investments. Current yield is determined by dividing the net investment income per share earned during a 30day base period by the offering price or net asset value per share, as the case may be, on the last day of the period and analyzing the result, according to the following formula:

               Yield = 2 [(a-b + 1)6 -1]
                         cd
     where:
               a    =    dividends and interest earned during
			 the period.
               b    =    expenses accrued for the period
                         (net of reimbursements).
               c    =    the average daily number of shares
                         outstanding during the period that
                         were entitled to receive dividends.
               d    =    the maximum offering price or net
                         asset value per share, as the case
                         may be, on the last day of the
                         period.

The following table shows the average annual total return for the periods stated, and yield for the Funds for the 30 day period ended March 31, 1997.

                        AVERAGE ANNUAL TOTAL RETURN

             ONE YEAR    FIVE YEARS   INCEPTION  30DAY YIELD
SHORT FUND     6.57%          5.4%       5.48%        6.25%


INTERMEDIATE
FUND           5.92%          7.8%       8.08%        5.82%

The investment results of the Funds, like all others, fluctuate over time. Thus, performance figures should not be considered to represent what an investment may earn in the future or what the Short or Intermediate Fund's yield or total return may be for any future period.




Current Distribution Rate

Yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which will be paid to a Fund's shareholders. Amounts paid to shareholders are reflected in the quoted "current distribution rate." The current distribution rate is computed by dividing the total amount of dividends, excluding long-term capital gains, per share paid by a Fund during the past twelve months by its current net asset value. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the dividends paid over the period such policies were in effect, rather than using the dividends during the past twelve months. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as shortterm capital gains and net equalization credits and is calculated over a different period of time.


Volatility

   Occasionally statistics may be used to specify a Fund's volatility or risk. Measures of volatility or risk are generally used to compare fund net asset value or performance relative to a market index. One measure of volatility is beta. The ratio of the expected excess return on a Fund to the expected excess return on the market index is called beta. Equity funds commonly use the S&P 500 as their market index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less that 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance. A statistic often used by sophisticated institutional investors when comparing the relative performance of portfolios is the Sharpe Ratio. This statistic is a Fund's excess return (relative to T-Bills) divided by the standard deviation of its returns.


Comparisons and Advertisements

To help investors better evaluate how an investment in a Fund might satisfy their objective, advertisements regarding either of the Funds may discuss various measures of a Fund's performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

a)   Lipper-Mutual Fund Performance Analysis, Lipper-Fixed
     Income Analysis, and Lipper-Mutual Fund Indices - measure total return and average current yield for the
     mutual fund industry and rank individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

b) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

c) Mutual Fund Source book, published by Morningstar,Inc. - analyzes price, yield, risk, and total return for equity and fixed income funds.

d)   Financial publications:  Barron's, Business Week,
     Changing Times, Financial World, Forbes, Fortune, and
     Money magazines - rate fund performance over specified time periods.

e) Consumer Price Index (or Cost Of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services, in major expenditure groups.

f) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - a historical measure of yield, price, and total return for common and small company stock, long-term government bonds, treasury bills, and inflation.

g) Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

h) Salomon Brothers Broad Bond Index - measures yield, price, and total return for Treasury, Agency, Corporate, and Mortgage bonds. All issues mature in one year or more and have at least $50 million outstanding, with the exception of mortgages. The entry criteria for mortgage issues is $200 million for each coupon.

i) Salomon Brothers Mortgage Index - measures only the mortgage component of the Salomon Brothers Broad Bond
     Index.

j) Salomon Brothers Composite High Yield Index or its component indices - measures yield, price and total return for Long-Term High Yield Index, Intermediate Term High Yield Index, and Long-Term Utility High Yield Index.

k) Lehman Brothers Aggregate Bond Index or its component indices - measures yield, price and total return for Treasury, Agency, Corporate, Mortgage, and Yankee bonds.

l)   Lehman Brothers Government/Corporate Bond Index.

m) Standard & Poor's Bond Indices - measure yield and price of Corporate, Municipal, and Government bonds.
n) Other taxable investments including certificates of deposit (CD's), money market deposit accounts
     (MMDA's), checking accounts, savings accounts, money market mutual funds, repurchase agreements, and government securities.

o) Historical data supplied by the research departments of Lehman Brothers, First Boston Corporation, Morgan
     Stanley, Salomon Brothers, Merrill Lynch, Goldman Sachs,
     Prudential Securities and Donaldson Lufkin and Jenrette.

p)   Donoghues's Money Fund Report - industry averages for
     7-day annualized and compounded yields of taxable, tax-free and government money funds.

q) Total returns and yields for Treasury Securities and fixed income indices as published by Ryan Laboratories or other suppliers.


   In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical, and in some cases is very different, to a Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by a Fund to calculate its figures. In addition, there can be no assurance that a Fund will continue its performance as compared to such other averages.

   Shareholders should note that the investment results of the Short or Intermediate Fund will fluctuate over time, and any presentation of a Fund's current yield or total return for any period should not be considered as a representation of what an investment may earn or what a shareholder's yield or total return may be in any future period.

   Shareholders should also note that although the Funds believe that there are substantial benefits to be realized by investing in its shares, such investments also involve certain risks. (See "Investment Objectives and Policies of the Fund Risks of Mortgage Securities" in the Funds'
Prospectus).



     ADDITIONAL INFORMATION FOR INSTITUTIONAL INVESTORS



   As the investments permitted to the Funds are primarily in mortgage securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, the shares of either the Short or Intermediate Fund may be eligible for investment by federally chartered credit unions, federally chartered thrifts, and national banks. Either of the Funds may be a permissible investment for certain state chartered institutions as well, including state and local government authorities and agencies. Any financial institution or agency 28 considering an investment in either of the Funds should refer to the applicable laws and regulations governing its operations in order to determine if a Fund is a permissible investment.



                           EXPERTS



   The financial statements of both the Short and Intermediate Fund and related notes thereto attached to this Statement of Additional Information have been so attached in reliance upon the report of Deloitte & Touche LLP, independent auditors, given in authority of said firm as experts in auditing and accounting.




	               FINANCIAL STATEMENTS



   The financial statements of the Funds are attached and follow the Appendix.





                    	   APPENDIX


Description of Moody's Investors Service, Inc.'s corporate bond ratings:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude,or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desireable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


Description of Standard & Poor's Corporation's corporate bond ratings:

AAA - Bonds rated AAA are given the highest rating assigned by Standard & Poor's to a debt obligation, which indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to
	  pay principal and interest for bonds in this capacity than for bonds in the A category.

BB, B,
CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.







SMITH BREEDEN MUTUAL FUNDS









ANNUAL REPORTS

Smith Breeden Short Duration U.S. Government Series
Smith Breeden  Intermediate Duration U.S. Government Series
March 31, 1997









SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT SERIES
ANNUAL REPORT AND PERFORMANCE REVIEW



Performance Review

The Smith Breeden Short Duration U.S. Government Series provided a total return of 6.57% in the year ended March 31, 1997. The Series' return exceeded its benchmark, the six-month U.S. Treasury Bill, by a significant margin, 1.16%. Since the Series' inception, its return has exceeded that of its benchmark by 4.48%, and on an annualized basis by 0.74%. The graph below plots the Series' return versus both its benchmarks and the average return of Morningstar, Inc.'s Ultrashort Bond Fund category.


THE LINE GRAPH DETAILING PERFORMANCE VERSUS THE SHORT SERIES' INDEX ACCORDING TO ITEM 5a. OF FORM N1-A IS LOCATED HERE IN THE TEXT AND IS DESCRIBED BELOW IN ACCORDANCE WITH REG. 232.304 OF REGULATION S-T:

THE GRAPH DEPICTS THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SHORT SERIES VERSUS THAT OF TWO BENCHMARKS, THE SIX MONTH US TREASURY BILL AND MORNINGSTAR INC.'S ULTRASHORT BOND FUND CATEGORY. FROM INCEPTION OF MARCH 31, 1992 THROUGH MARCH 31, 1997, AN INVESTMENT OF $10,000 IN THE SHORT SERIES WOULD HAVE GROWN TO $13,959, VERSUS $12,623 IN THE AVERAGE OF THE FUNDS IN THE ULTRASHORT CATEGORY AND VERSUS $12,610 IN THE SIX MONTH US TREASURY BILL.
SHORT SERIES AND MORNINGSTAR RETURNS ARE NET OF FEES AND SALES CHARGES; THE RETURN OF THE SIX MONTH US TREASURY DOES NOT REFLECT FEES OR TRANSACTION COSTS. THE ANNUALIZED ONE YEAR RETURN FOR THE SHORT SERIES IS 6.57%, ANNUALIZED THREE RETURN IS 6.03%, ANNUALIZED FIVE YEAR RETURN IS 5.48% AND ANNUALIZED RETURN FROM INCEPTION IS 5.48%. THE ANNUALIZED RETURNS FOR THE AVERAGE OF THE FUNDS
IN MORNINGSTAR'S ULTRASHORT BOND FUND CATEGORY ARE AS FOLLOWS: ONE YEAR 5.62%, THREE YEAR 5.17%, FIVE YEAR 4.77%, AND INCEPTION 4.77%. THE ANNUALIZED RETURNS FOR THE SIX MONTH US TREASURY ARE AS FOLLOWS: ONE YEAR 5.41%, THREE YEAR 5.46% FIVE YEAR 4.74%, AND INCEPTION 4.74%.



	The Series' outstanding performance for the fiscal year owes mostly to declines in interest rate volatility, both on a realized and an expected basis. Most of the Series' holdings are mortgage-backed securities (MBS), which perform better when volatility is low because investors have greater certainty about the timing of their cashflows. MBS cashflows are inherently uncertain, because homeowners change their refinancing behavior in response to changes in interest rates. When rates fall, refinancing activity rises; when rates rise, refinancing activity falls. Investors in MBS require a substantial yield premium over US Treasury securities, most of which is to compensate them for the uncertainty of MBS cashflows (in contrast, Treasury cashflows are fixed). When interest rate volatility is low, investors require less of a yield premium and MBS perform well relative to Treasury securities, as they have over the past year.


	The excellent return of the Series reflects more than just the good overall performance of the MBS market, however. We were able to add value in other ways as well, using three general techniques:

	(1) 	we raised and lowered the overall mortgage weight in response to short-term changes in the relative attractiveness of the MBS market;
	(2) 	we changed portfolio sector weights frequently as relative value changed, for example selling fixed-rate MBS to purchase adjustable-rate MBS;
and
	(3) 	we took advantage of opportunities to move within MBS
sectors, for example selling low-coupon fixed-rate MBS to purchase middle-coupon MBS. Smith Breeden's extensive coverage of the MBS market and our proprietary valuation models enabled us to make these portfolio adjustments in a timely and profitable fashion.

	Since the Series' holdings are very liquid, we are able to reposition the portfolio frequently to produce excess return. The transaction costs are small in relation to the advantage gained through the repositioning. This high-liquidity, actively-managed style does result in relatively high portfolio turnover, which totaled 556% for the year. Much of the turnover resulted from transactions among very similar securities, however. Selling a GNMA
7% passthrough to purchase a GNMA 8% passthrough creates "turnover," but the change in the portfolio's characteristics is much smaller than, for example, if a stock fund were to sell Ford stock to purchase Intel.

The Series' strong risk management discipline stood it in good stead during the fiscal year and will continue to do so in the months to come, which many expect to be fairly unpredictable, in both the fixed income and stock markets. As the Series' performance demonstrated not only over the past year but over its five-year history, our attention to risk management, combined with our skills in mortgage investing, have enabled the Series to provide steady, superior returns in rising and falling interest rate environments.



SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT SERIES
SCHEDULE OF INVESTMENTS						      31-Mar-97


									                                                         Market
Face Amount	                Security						                        Value

	                	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 123.30 % FEDERAL HOME LOAN MORTGAGE CORP. - 34.22% *
		                FHLMC GOLD:
$23,728,869      	7.50%, due 7/01/24 to 6/01/27 ...............$  23,273,767
    944,252	     	8.00%, due 9/01/24 to 5/01/25...........           952,924
16,057,726	       8.50%, due 11/01/24 to 8/01/26 ...........      16,493,947

		                TOTAL FEDERAL HOME LOAN MORTGAGE CORP.
                   (Cost $40,870,754 ) 	                    		    40,720,638

		                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.46% *

		                FNMA INTEREST ONLY **:
1,649,849	        9.00%, due 7/25/21 ............................... 543,088

 		               TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
			               (Cost $227,375)  			                              	543,088

		                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 88.11% *
	       	         GNMA ARM:
19,286,497	       5.00%, due 1/20/27 to 2/20/27 .......... .......18,658,334
20,600,000	       5.50%, due (a) ..........................  .....20,128,625
 2,985,894	       5.50%,  12/20/26...........................      2,948,412
12,901,392	       6.00%, due 2/20/27***......................     12,850,847
 4,500,000	       6.00%, due (a) ..................................4,462,031
 3,652,376	       6.50%, due 3/20/21 to 9/20/26 .............      3,705,068
 3,779,910	       7.125%, due 7/20/17 to 4/01/24 ..............    3,869,279

		                GNMA:
36,563,907	       8.00%, due 6/1/26 to 1/1/27.................    36,769,416
 1,349,922	       9.50%, due 7/15/09 to 4/15/25......... .....     1,450,502
		                TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
			               (Cost $105,238,843) 			                         104,842,514

                		U.S. GOVERNMENT OBLIGATIONS - 0.51%
	                	U.S. TREASURY BILL ****
   610,000	       5.39% and 5.02%, due 5/29/97 .................  ...	604,890
                		TOTAL U.S. GOVERNMENT OBLIGATIONS
 			              (Cost $604,767)...........		                        604,890

                 	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	 		              (Cost $146,941,739) .                    			    146,711,130

Notional Amount	  INTEREST RATE SWAP CONTRACTS - 1.81%

$20,000,000 	     Contract dated 6/22/93 with Prudential Global Funding,
		                Expires 6/22/98, pay rate 5.458% ..  ..............	212,603
 20,000,000	      Contract dated 8/31/93 with Salomon Swapco,
	                	Expires 8/30/00, pay rate 5.34% ..  ...............	884,505
 20,000,000	      Contract dated 12/2/93 with Morgan Guaranty Trust Company,
	                	Expires 12/2/00, pay rate 5.69%   .................	677,160
 40,000,000	      Contract dated 5/15/95 with Salomon Swapco,
		                Expires 5/15/05, pay rate 6.951%   ................	381,282

            		TOTAL INTEREST RATE SWAP CONTRACTS ..............     2,155,550


Notional                                                            Market
Amount		                        Security				                        Value

		             THREE MONTH LIBOR INTEREST RATE CAP CONTRACTS - 1.17%

$50,000,000	   Contract with Salomon Swapco, expires 4/23/03,
	             	Strike rate 7.50%................................  $1,393,000

		             TOTAL THREE-MO. LIBOR INTEREST RATE CAP CONTRACTS
		            	(Cost $1,585,644) ..			      1,393,000

Contracts	      OPTION CONTRACTS - 0.27%

130		          Call on 10 Year US Treasury Note futures, expires 5/97,
			            strike price $109 ..                       			          8,125
 50		          Call on 10 Year US Treasury Note futures, expires 5/97,
		            	strike price $111 			                                     781
100		          Call on 10 Year US Treasury Note futures, expires 5/97,
			            strike price $112	                          		          1,563
130		          Put on 10 Year US Treasury Note futures, expires 5/97,
			            strike price $105 .			                                 95,469
100		          Put on 10 Year US Treasury Note futures, expires 5/97,
			            strike price $106 .	                               			120,313
 50		          Put on 10 Year US Treasury Note futures, expires 5/97,
			            strike price $107 .                        			         92,187
		           TOTAL OPTION CONTRACTS (Cost $243,144) ...............  318,438
		           TOTAL INVESTMENTS- 126.55% (Cost $148,770,527) .....150,578,118

Face Amount	  REPURCHASE AGREEMENTS - 18.49%:
$22,000,000   	Morgan Stanley, 5.55% and 5.63%, due 4/01/97 and 4/3/97
	             		dated 3/25/97 and 3/27/97		                      $22,000,000
		           TOTAL REPURCHASE AGREEMENTS (Cost $22,000,000)...    22,000,000

            		REVERSE REPURCHASE AGREEMENTS - (10.08%):
12,000,000  	FHLMC, 6.60%, due 4/01/97 dated 3/31/97.........    (12,000,000)
		             TOTAL REVERSE REPURCHASE AGREEMENTS .........	    (12,000,000)

             	SHORT SALES - (17.06%)
21,106,250  	GNMA 6.5% due (a)................................   (20,301,875)

           		TOTAL SHORT SALES (Proceeds $20,350,000)........... (20,301,875)

            	OTHER LIABILITIES LESS CASH AND OTHER
			                                ASSETS - (17.90%).     			    (21,287,634)

		                                    NET ASSETS - 100.00%				   $118,988,609


* Mortgage-backed obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at March 31, 1997. ARMs have coupon rates which adjust periodically. The adjusted rate is determined by adding a spread to a specified index.

**     Represents an interest only stripped mortgage-backed security.

***    This security is held as collateral under a reverse repurchase agreement.

****   Security is segregated as collateral.

(a)    To be announced


Portfolio Abbreviations:
ARM     -   Adjustable-Rate Mortgage
FHLMC   -   Federal Home Loan Mortgage Corporation
FNMA    -   Federal National Mortgage Association
GNMA    -   Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.


SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT SERIES
STATEMENT OF ASSETS AND LIABILITIES
								      31-Mar-97


ASSETS:
   Investments at market value (identified cost $148,770,527)
		 (Note 1)..		                                            			   $150,578,118
   Cash..............................................................	676,200
   Repurchase agreement (cost $22,000,000) (Note 1)............    22,000,000
   Receivables:
      Subscriptions............................................     1,152,765
      Interest.................................................       762,909
      Securities sold.........................................     80,444,418
        TOTAL ASSETS..........................................    255,614,410

LIABILITIES:
   Reverse repurchase agreement (Note 1).......................    12,000,000
   Short sales at market value  (Proceeds $20,350,000).........    20,301,875
   Payables:
      Variation margin on futures contracts (Note 2)............        9,191
      Redemptions................................. ..................	 20,470
      Distribution................................. .................	676,913
      Securities purchased....................................    103,345,618
      Swap interest...............................   ................	 72,393
      Due to adviser (Note 3)..................... ..........	         80,755
      Accrued expenses.......................................	        118,586
        TOTAL LIABILITIES.......................................  136,625,801

NET ASSETS:
   (Applicable to outstanding shares of 12,106,419
      unlimited number of shares of beneficial
      interest authorized; no stated par).....................   $118,988,609
   Net asset value, offering price and redemption
      price per share ($118,988,609/12,106,419)..  .................	  $9.83

SOURCE OF NET ASSETS:
   Paid in capital...............................................$124,434,880
   Overdistributed net investment income...........................  (676,914)
   Accumulated net realized loss on investments.................   (5,589,259)
   Net unrealized appreciation of investments, interest rate swaps,
   short sales and futures contracts.............     ...............	819,902
        NET ASSETS.............................................  $118,988,609


The accompanying notes are an integral part of these financial statements.


SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT SERIES
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1997



INVESTMENT INCOME:
   Interest and discount earned, net of premium
   amortization and interest
   expense (Note 1) ................................. $11,805,901

EXPENSES:
   Advisory fees (Note 3).............................. 1,417,921
   Accounting and pricing services fees....................69,655
   Custodian fees..........................................74,731
   Audit and tax preparation fees..........................57,500
   Legal fees..............................................65,580
   Amortization of organization expenses (Note 1).......... 9,548
   Transfer agent fees.....................................32,778
   Registration fees.......................................18,228
   Trustees fees and expenses.............................102,499
   Insurance...............................................22,309
   Other...................................................11,220
       TOTAL EXPENSES BEFORE REIMBURSEMENT..............1,881,969
       Expenses reimbursed by Adviser (Note 3)...........(301,998)
       NET EXPENSES.....................................1,579,971
       NET INVESTMENT INCOME ......................... 10,225,930

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments........................846,686
   Change in unrealized appreciation (depreciation)
   of investments, interest rate swaps,
   caps, and futures contracts............................1,887,652
   Net realized and unrealized gain on investments........2,734,338
   Net increase in net assets resulting from operations.$12,960,268


The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT SERIES
STATEMENTS OF CHANGES IN NET ASSETS



                                                      Year Ended	     Year Ended
	                                                     31-Mar-97	      31-Mar-96
OPERATIONS:
   Net investment income.............................$10,225,930    $15,412,781
   Net realized gain on investments....................  846,686      4,639,312
   Change in unrealized appreciation
   (depreciation) of investments,
   interest rate swaps, caps and futures contracts......1,887,652    (8,342,309)
   Net increase in net assets resulting from
   operations..........................................12,960,268    11,709,784

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income...............(10,225,930)  (15,412,781)
   Dividends in excess of net investment income..........(929,596)     (269,331)
   Total distributions......................... ......(11,155,526)  (15,682,112)

CAPITAL SHARE TRANSACTIONS:
   Shares sold........................................ 59,328,830    93,214,276
   Shares issued on reinvestment of distributions.......2,816,807     3,773,450
   Shares redeemed...................................(166,786,906)  (89,621,927)
   (Decrease) increase in net assets
    resulting from capital
    share transactions (a)..........................(104,641,269)    7,365,799
       TOTAL INCREASE (DECREASE) IN NET ASSETS......(102,836,527)    3,393,471

NET ASSETS:
   Beginning of year.................................221,825,136    218,431,665
   End of year......................................$118,988,609   $221,825,136

(a)  Transactions in capital shares were as follows:
        Shares sold.....................................6,065,723     9,500,348
        Shares issued on reinvestment of distributions....289,222	386,101
        Shares redeemed...............................(17,017,982)   (9,167,732)
        Net (decrease) increase ......................(10,663,037)	718,717
        Beginning balance .............................22,769,456    22,050,739
        Ending balance.................................12,106,419    22,769,456


The accompanying notes are an integral part of these financial statements.


SMITH BREEDEN SHORT DURATION US GOVERNMENT SERIES
STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 1997


	                                                              Year Ended
	                                                              31-Mar-97
Cash flows from operating activities:
   Net increase in net assets resulting from operations.......$12,960,268
   Net realized and unrealized gain on investments.........    (2,734,338)
     Net investment income.....................................10,225,930

Adjustments to reconcile net investment income
   to net cash provided by operating activities:
   Interest rate cap and interest-only strip amortization......   225,006
   Net paydown gains and losses................................... 34,366
   Decrease in interest receivable.     ...............	          793,222
   Increase in other assets............. ......................	   (9,643)
   Decrease in other liabilities.........   ...........	          (72,793)
     Net cash provided by operating activities................ 11,196,088

Cash flows from investing activities:
   Payments for futures variations....    .............	         (265,747)
   Proceeds from sales of long-term investments.. ..........  462,741,835
   Proceeds from sales of short-term investments..    .........	  508,493
   Proceeds from sales of options..................... 	          833,807
   Proceeds from maturities of short-term investments.....  2,076,065,225
   Proceeds from paydowns of long-term investments.........    12,247,008
   Purchases of long-term investments........................(352,732,116)
   Purchases of short-term investments.....................(2,099,153,718)
   Purchases of options......................................  (2,768,588)
     Net cash provided by investing activities................(97,476,199)

Cash flows from financing activities:
   Increase in collateralized borrowings......................11,000,000
   Proceeds from shares tendered........... ...........	      55,359,258
   Payments for shares redeemed...........................  (166,766,436)
   Dividends from net investment income.....  .........	      (7,661,806)
       Net cash used in financing activities............... (108,068,984)
       Net increase in cash...................  .......	        (603,303)

Cash at beginning of year.....       ..........................	  72,897
Cash at end of year.................. .................	        $676,200

Noncash financing activities:
   Market value of shares issued to stockholders
     through reinvestment of dividends....................... $2,816,807

Supplemental disclosure:
   Interest paid.................................................$61,491

The accompanying notes are an integral part of these financial statements.


SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT SERIES

FINANCIAL HIGHLIGHTS
The following average per share data, ratios and supplemental information have been derived from information provided in the financial statements.

					 Year     Year        Year          Year        Year
                                        Ended    Ended        Ended         Ended       3/31/92 <F1>
                                       3/31/97   3/31/96     3/31/95       3/31/94      to 3/31/93
Net Asset Value, Beginning of Period    $9.74     $9.90       $9.90         $10.00         $10.00

 Income From Investment Operations
Net investment income..............      0.476     0.621       0.628          0.432         0.552
Net realized and unrealized
gain (loss) on investments.........      0.146    (0.148)          -         (0.07)         0.002
 Total from investment operations.       0.622     0.473       0.628          0.362         0.554

 Less Distributions
Dividends from net
investment income...................    (0.476)   (0.621)     (0.628)       (0.462)        (0.554)
Dividends in excess of
investment income....................   (0.056)   (0.012)          -             -              -
      Total distributions............   (0.532)   (0.633)      (0.628)	    (0.462)        (0.554)

Net Asset Value, End of Period.......    $9.83     $9.74       $9.90         $9.90        $10.00

Total Return ..........................  6.57%	    4.95%       6.58%         3.67%         5.67%

Ratios/Supplemental Data
Net assets, end of period.......    $118,988,609  $221,825,136 $218,431,665 $218,167,491 $48,531,206
Ratio of expenses to average net assets <F2> 0.78%     0.78%	   0.78%	0.78%	       0.78%
Ratio of net investment income to
average net assets <F3>...	 	    5.04%      6.29%	   6.33%	4.17%	       4.53%

<F1>
Commencement of operations.

<F2>
The annualized operating expense ratios prior to reimbursement of expenses by the Adviser were 0.93%, 0.93%, 0.92%, 1.00%, and
2.58% for the Short Duration U.S. Government Series for the years ended March 31, 1997, March 31, 1996, March 31, 1995, March 31,
1994, and the period ended 1993, respectively.  Through March 31, 1995, expense ratios include both the direct expenses of the Short
Duration U.S. Government Series, and the indirect expenses incurred through the Series' investment in the Short Duration U.S.
Government Fund (Note 1).

<F3>
The annualized net investment income ratios prior to reimbursement of both direct and indirect expenses by the Adviser were 4.90%,
6.13%, 6.18%, 3.95% and 2.73% for the Short Duration U.S. Government Series for the years ended March 31, 1997, March 31, 1996,
March 31, 1995, March 31, 1994, and the period ended March 31, 1993, respectively.

The accompanying notes are an integral part of these financial statements.



SMITH BREEDEN SHORT DURATION U.S. GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS


1.	SIGNIFICANT ACCOUNTING POLICIES
The Smith Breeden Series Fund (the "Fund") is an open-end, diversified management investment company registered under the Investment Company
Act of 1940, as amended. The Fund offers shares in two series: the Smith Breeden Short Duration U.S. Government Series (the "Short Series" or "Series") and the Smith Breeden Intermediate Duration U.S. Government Series ("Intermediate Duration Series"). Prior to April 1, 1995, the Short Series sought to achieve its investment objective by investing all of its assets in the Smith Breeden Short Duration U.S. Government Fund (the "Short Fund"), an open-end, diversified management investment company having the same investment objective as the Series. However, at the close of business on March 31, 1995, pursuant to a plan of liquidation adopted
March 1, 1995 by the Board of Trustees of the Short Fund, and approved by the Board of Trustees of the Short Series, the Short Series redeemed in-kind its shares of the Short Fund. The assets of the Short Fund were transferred in proportion to the Short Series' ownership of the Short Fund in cancellation of its shares.

A.	Security Valuation:  Securities are valued at current market value provided by a pricing service or by a bank or broker/dealer experienced in such matters, when over-the-counter market quotations are readily available. Securities and other assets for which market prices are not readily available are valued at fair market value as determined in accordance with the procedures approved by the Board of Trustees.

B.	Repurchase Agreements:  Repurchase agreements may be entered into with member banks of the Federal Reserve System having total assets in excess of $500 million and securities dealers, provided that such banks or dealers meet the credit guidelines of the Funds' Board of Trustees. In a repurchase agreement, securities are acquired from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The custodian maintains control or custody of securities collateralizing repurchase agreements until maturity of the repurchase agreements. The value of the collateral will be monitored daily, and if necessary, additional collateral is received to ensure that the market value of the underlying assets remains sufficient to protect the Series in the event of the seller's default. However, in the event of default or bankruptcy of the seller, the right to the collateral may be subject to legal proceedings.

C.	Reverse Repurchase Agreements:  A reverse repurchase agreement involves the sale of portfolio assets concurrently with an agreement to repurchase the same assets at a later date at a fixed price. Assets will be maintained in a segregated account with the custodian, which will be marked to market daily, consisting of cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.



NOTES TO FINANCIAL STATEMENTS (cont.)


D.	Dollar Roll Agreements:  A dollar roll is an agreement to sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type and coupon) securities on a
specified future date.   During the roll period, principal and interest paid on
these securities are not received. Compensation under the dollar roll agreement is represented by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

E.	Distributions and Taxes:  Dividends to shareholders are recorded on the ex-dividend date. The Short Series intends to continue to qualify for and elect the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, thereby relieving the Series of Federal income taxes. To so qualify, the Series intends to distribute substantially all of its net investment income and net realized capital gains, if any, less any available capital loss carryforward. As of March 31, 1997, the Series had a net capital loss carryforward of $3,170,133 with $589 expiring on March 31, 2001, $75,461 expiring on March 31, 2002, $905,312 expiring on March 31, 2003,
$1,359,214  expiring on March 31, 2004, and $829,557 expiring on March
31, 2005.

F.	Determination of Gains or Losses on Sales of Securities:  Gains or
losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

G.	Deferred Organization Expenses:  Deferred organization expenses are being amortized on a straight-line basis over five years.

H.	Securities Transactions and Investment Income:  Interest income is accrued daily on both long-term bonds and short-term investments. Interest income also includes net amortization from the purchase of fixed-income
securities.   Discounts and premiums on securities purchased are amortized over the life of the respective securities. Transactions are recorded on the first business day following the trade date. Realized gains and losses from security transactions are determined and accounted for on the basis of identified cost.

2.	FINANCIAL INSTRUMENTS

Derivative Financial Instruments Held or Issued for Purposes other than
Trading: Interest rate futures, swap, cap and option contracts are used for risk management purposes in order to reduce fluctuations in net asset value relative to the Series' targeted option-adjusted duration.

A.	Futures Contracts:  Upon entering into a futures contract, either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value is required to be deposited in a segregated account. Subsequent payments (variation margin) are made or received each day.
The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. A realized gain or loss is recognized when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.



NOTES TO FINANCIAL STATEMENTS (cont.)


The Short Series had the following open futures contracts as of March 31, 1997:


Type	                   Notional 		   Expiration                Unrealized
                         Amount	        Position	Month		        Gain/(Loss)
5 Year Treasury	     $  22,400,000	       Long	  June, 1997	     $(432,132)
10 Year Treasury	       16,700,000	       Long	  June, 1997	      (405,658)
3 Month Eurodollar	     98,000,000	       Long	  September, 1997	 ( 41,779)
3 Month Eurodollar	    150,000,000	       Long	  June, 1997	      (133,425)
3 Month Eurodollar	    154,000,000	       Long	  March, 1998	      (25,443)
3 Month Eurodollar	     40,000,000	       Short	 March, 1999	          820
3 Month Eurodollar	     38,000,000	       Short	 March, 2000	          779
3 Month Eurodollar	     30,000,000	       Short	 March, 2001	          615
3 Month Eurodollar	     20,000,000	       Short	 March, 2002	          410
	                               		    Total                    $(1,035,813)

Futures transactions involve costs and may result in losses. The effective use of strategies using futures depends on the Series' ability to terminate futures positions at times when the Series' investment adviser deems it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Series, of the futures contract itself, and of the securities which are the subject of a hedge.

The aggregate market value of investments to cover margin requirements for the open positions was $604,890.

B.	Interest Rate Swap Contracts:  The Fund may enter into over-the-
counter transactions swapping interest rates. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Interest rate swaps do not involve the exchange of principal between the parties.
The Series' interest rate  swap contracts have been entered into on a net basis, i.e., the two payment streams are netted out, with the Short Series receiving or paying, as the case may be, only the net amount of the two payments. As of March 31, 1997, the Short Series had four open interest rate swap contracts. In each of the contracts, the Short Series has agreed to pay a fixed rate and receive a floating rate. The floating rate on the contracts resets quarterly and is the three month London Interbank Offered
Rate ("LIBOR"). Interest rate swap contracts will not be entered into unless the unsecured commercial paper, unsecured senior debt or the claims-paying ability of the other party thereto is rated either AA or A-1 or better by Standard & Poor's Corporation or Aa or P-1 or better by Moody's Investors Service, Inc. (or is otherwise acceptable to either agency) at the time of entering into such transaction. If there is a default by the other party to the swap transaction, the Short Series will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that interest rate swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default,
the Short Series will succeed in pursuing contractual remedies.   The Short
Series thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to the swap contracts.



NOTES TO FINANCIAL STATEMENTS (cont.)

The Short Series' interest payable on the interest rate swap contracts as of March 31, 1997 was $72,393, and swap contract interest receivable was $2,935. No collateral is required to be maintained on these contracts.

C.	Interest Rate Cap Contracts:  The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate caps. The Short Series had one interest rate cap contract open at March 31, 1997.

3.	TRANSACTIONS WITH AFFILIATES
Smith Breeden Associates, Inc. (the "Adviser"), a registered investment adviser, provides the Short Series with investment management services.

The Adviser has voluntarily agreed to reimburse normal business expenses of the Short Series through March 31, 1998 so that total direct and indirect operating expenses do not exceed 0.78% of its average net assets. This voluntary agreement may be terminated at any time by the Adviser in its sole discretion after March 31, 1998. The Adviser has also agreed to reduce its fees payable (to the extent of such fees) by the amount the Series' direct and indirect expenses would, absent the fee reduction, exceed the applicable expense limitations imposed by state securities administrators. For the year ended March 31, 1997, the Adviser received $1,417,921 in fees and reimbursed the Short Series $301,998.

Certain officers and trustees of the Fund are also officers and directors of the Adviser.

Pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940
Act"),  the Series adopted, effective August 1, 1994, a Distribution and
Services Plan (the  "Plan").   The purpose of the Plan is to permit the Adviser
to compensate investment dealers and other persons involved in servicing shareholder accounts for services provided and expenses incurred in promoting the sale of shares of the Short Series, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers or other persons. The Plan provides for payments by the Adviser, out of the advisory fee paid to it by the Short Series, to dealers and other persons at the annual rate of up to 0.25% of the Short Series' average net assets, subject to the authority of the Trustees of the Short Series, to reduce the amount of payments permitted under the Plan or to suspend the Plan for such periods as they may determine. Subject to these limitations, the amount of such payments and the purposes for which they are made shall be determined by the Adviser.



4.	INVESTMENT TRANSACTIONS
During the year ended March 31, 1997, purchases and proceeds from sales of securities, other than short-term investments, aggregated $1,226,155,709 and $1,357,342,232 respectively for the Series. The cost of the Short Series' securities for federal income tax purposes at March 31, 1997, is $148,770,527. Net unrealized appreciation of investments, short sales and futures contracts consists of:

	Gross unrealized appreciation		$   3,190,281
	Gross unrealized depreciation		   (2,370,379)
	Net unrealized appreciation		$       819,902


INDEPENDENT AUDITORS REPORT

The Board of Trustees and Shareholders,
Smith Breeden Short Duration U.S. Government Series of the Smith
Breeden Series Fund:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Breeden Short
Duration U.S. Government Series of the Smith Breeden Series Fund as of March 31, 1997, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and the period March 31, 1992 (commencement of operations) to March 31,
1993. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Smith Breeden Short Duration U.S. Government Series of the Smith
Breeden Series Fund as of March 31, 1997, the results of its operations and its cash flows, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
May 12, 1997




SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT SERIES
ANNUAL REPORT AND PERFORMANCE REVIEW


Performance Review

	The Smith Breeden Intermediate Duration U.S. Government Series
provided a total return of 5.92% in the year ending March 31, 1997.   The
Series' return exceeded that of its benchmark, the Salomon Brothers Mortgage Index by 0.03%. Since the Series' inception, its return has exceeded that of its benchmark by 2.60%, and on an annualized basis by 0.39%. The graph below plots the Series' return versus its benchmark, which as noted in the graph, changed effective January 1, 1994. The graph also shows the Series' return versus the average return of the Morningstar, Inc.'s Government Bond Mortgage fund category, of which the Intermediate Series was the number one performing fund over the five-year period ended March 31, 1997.

THE LINE GRAPH DETAILING PERFORMANCE VERSUS THE INTERMEDIATE SERIES' INDEX ACCORDING TO ITEM 5a. OF FORM N1-A IS LOCATED HERE IN THE TEXT AND IS DESCRIBED BELOW IN ACCORDANCE WITH REG 232.304 OF REGULATION S-T:

THE GRAPH DEPICTS THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
THE INTERMEDIATE SERIES VERSUS ITS STATED BENCHMARK AND VERSUS THE AVERAGE OF THE FUNDS IN MORNINGSTAR'S GOVERNMENT BOND MORTGAGE CATEGORY. FOR THE PERIOD FROM THE SERIES' INCEPTION MARCH 31, 1992 THROUGH DECEMBER 31, 1993, THE SERIES STATED BENCHMARK WAS THE FIVE YEAR US TREASURY AS TRACKED BY SALOMON BROTHERS, INC. AFTER DECEMBER 31, 1993, UPON APPROVAL OF A MAJORITY OF THE SHAREHOLDERS, THE SERIES' BENCHMARK WAS CHANGED TO THE SALOMON BROTHERS MORTGAGE INDEX.
THE SERIES' AVERAGE ANNUAL RETURN WAS 5.92% FOR THE ONE YEAR PERIOD, 7.21% FOR THE THREE YEAR PERIOD, 8.08% FOR THE FIVE YEAR PERIOD, AND 8.08% FOR THE PERIOD SINCE INCEPTION. THE AVERAGE ANNUAL RETURN OF THE STATED BENCHMARK WAS 5.89% FOR THE ONE YEAR PERIOD, 7.45% FOR THE THREE YEAR PERIOD, 7.69% FOR THE FIVE YEAR PERIOD, AND 7.69% FOR THE PERIOD FROM INCEPTION. THE AVERAGE ANNUAL RETURN OF THE AVERAGE OF THE FUNDS IN MORNINGSTAR'S GOVERNMENT BOND MORTGAGE CATEGORY WAS 4.78% FOR THE ONE YEAR PERIOD, 5.99% FOR THE THREE YEAR PERIOD, AND 6.01% FOR THE FIVE YEAR AND SINCE INCEPTION RETURNS.
FROM INCEPTION THROUGH MARCH 31, 1997, AN INVESTMENT
OF $10,000 IN THE INTERMEDIATE SERIES WOULD HAVE GROWN TO $14,748, VERSUS $14,486 IN ITS BENCHMARK, AND $13,389 IN THE AVERAGE OF THE FUNDS IN MORNINGSTAR'S GOVERNMENT BOND MORTGAGE CATEGORY.



	The Salomon Brothers Mortgage Index, and the Intermediate
Series, performed outstandingly well over the last twelve months. For the year, the Series' performance exceeded that of the five-year U.S. Treasury Note by 2.77% and the three-year Note by 1.22%. Compared to the Lehman Intermediate Aggregate Bond Index, the Series' performance was 0.69% ahead.






	The reason for the outstanding performance of mortgages relates mostly to declines in interest rate volatility, both on a realized and an expected basis. Mortgage-backed securities (MBS) perform better when volatility is low because investors have greater certainty about the timing of their cashflows. MBS cashflows are inherently uncertain, because homeowners change their refinancing behavior in response to changes in interest rates. When rates fall, refinancing activity rises; when rates rise, refinancing activity falls. Investors in MBS require a substantial yield premium over US Treasury securities, most of which is to compensate for the uncertainty of MBS cashflows (in contrast, Treasury cashflows are fixed). When interest rate volatility is low, investors require less of a yield premium and MBS perform well relative to Treasury securities, as they have over the past year.

	While the benchmark of the Intermediate Series is the Salomon
Brothers Mortgage Index ("SBMI"), the Series will invest in mortgages not included in the SBMI. In so doing, the Series seeks to generate excess returns, on a risk-adjusted basis, which after fund expenses, will contribute to the fund's incremental performance. As the Intermediate Series' moves in and out of different mortgage sectors, this can drive up the fund's portfolio turnover rate. The portfolio turnover rate for the fiscal year 1996 was 409%. However, since the Intermediate Series limits its investment in these sectors to those that are the most liquid and of AAA credit quality, transaction costs related to this portfolio turnover are relatively small.





SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT SERIES
SCHEDULE OF INVESTMENTS 		31-Mar-97

		                                                          Market
Face Amount	           Security	                      			  		Value

		                  U.S. GOVERNMENT & AGENCY OBLIGATIONS - 113.17%
		                  FEDERAL HOME LOAN MORTGAGE CORP. - 43.24 % *
		                  FHLMC GOLD:
$14,500,000	        7.50%, due (a) ...................   $14,198,906
  2,089,955	        8.00%, due 9/01/24  to 10/19/24 .......2,116,804
		                 TOTAL FEDERAL HOME LOAN MORTGAGE CORP.
		              	  (Cost $16,381,165)			     16,315,710

		                  FEDERAL NATIONAL MORTGAGE ASSOC. - 11.82% *
		                  FNMA:
  3,199,150	        7.00%, due 8/1/23 to 6/01/24 ......... 3,078,697
  1,282,714	        9.50%, due 7/01/16 to 5/01/22........  1,381,554
 		                 TOTAL FEDERAL NATIONAL MORTGAGE ASSOC.
			                 (Cost $4,282,274)             			      4,460,251

		                  GOVERNMENT NATIONAL MORTGAGE ASSOC. - 57.69% *
	                  	GNMA:
     59,603	        7.00%, due 3/15/26 .....................	 56,926
  9,241,972	        8.00%, due 11/15/06 to 12/15/26 ....   9,320,120
     		             GNMA ARM:
    990,000	        5.00%, due 3/20/27 ............. .......	957,230
  3,942,410	        5.50%, due 11/20/26 ...........		      3,889,964
  2,858,832	        6.00%, due 11/20/26 to 1/20/27...      2,848,303
    293,950	        6.88%, due 11/20/17  ....................300,234
  1,823,924	        6.50%, due 2/20/23 ................... 1,857,098
  2,479,666	        7.125%, due 8/20/17 to 4/20/22.........2,540,041
	                  	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOC.
			                 (Cost $21,663,823)			                 21,769,916

                  		UNITED STATES TREASURY BILLS - 0.42% **
     160,000       	5.39%, due 5/29/97 ***................			158,660
		                  TOTAL UNITED STATES TREASURY BILLS
                    (Cost $158,612)	                         158,660
	                  	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
			                 (Cost $42,485,874) 	           		     42,704,537

Contracts	          OPTION CONTRACTS - 0.02%
10		                Call on 10 Year US Treasury Note futures, expires 5/97,
		                  strike price $109				                         625
10		                Call on 10 Year US Treasury Note futures, expires 5/97,
		                 	strike price $105                     				  7,343
		                  TOTAL OPTION CONTRACTS (Cost $9,778) ....	  7,968
		                  TOTAL INVESTMENTS
                    (Cost $42,495,652) - 113.19% ..        42,712,505

Face Amount	        REPURCHASE AGREEMENTS - 18.55%:
$7,000,000         	Morgan Stanley, 5.63%, due 4/3/97
                    dated 3/27/97 .                    .... 7,000,000
	                  	TOTAL REPURCHASE AGREEMENTS
                    (Cost $7,000,000).              ..      7,000,000
	                  	SHORT SALES - (7.36%)
 3,000,000	         GNMA 6.50%, due (a)....................(2,777,813)

                    TOTAL SHORT SALES
                    (Proceeds $2,836,992)..     .......     (2,777,813)
		     CASH AND OTHER ASSETS LESS LIABILITIES - (24.38%)    (9,199,167)
		     NET ASSETS - 100.00% ............................   $37,735,525


* Mortgage-backed obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments.
     As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at March 31, 1997. ARMs have coupon rates which adjust periodically. The adjusted rate is determined by adding a spread to a specified index.

** The interest rate shown is the discount rate paid at the time of purchase by the Fund.

*** Security is segregated as collateral.

(a)   To be announced

Portfolio Abbreviations:
ARM   - Adjustable-Rate Mortgage
FHLMC -  Federal Home Loan Mortgage Corporation
FNMA  - Federal National Mortgage Association
GNMA  -  Government National Mortgage Association

The accompanying notes are an integral part of these financial statements. 20


SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT SERIES
STATEMENT OF ASSETS AND LIABILITIES
31-Mar-97



ASSETS:
   Investments at market value (identified cost $42,495,652)
	                                                (Note 1)						     $42,712,505
   Repurchase agreement (cost $7,000,000) (Note 1).............	      7,000,000
   Cash..........   ...............................................   2,270,462
   Receivables:
      Subscriptions.   .    ...........................................	  8,800
      Interest.........       ........................................		206,189
      Securities sold.........       ..........................	     12,215,707
   Deferred organization expenses (Note 1).       ..................	  	    757
        TOTAL ASSETS............................................     64,414,420

LIABILITIES:
   Short sales at market value  (Proceeds $2,836,992)...........      2,777,813
   Payables:
      Variation margin on futures contracts (Note 2).   ...............	  2,469
      Securities purchased........................................   23,738,701
      Distributions.....................................      .........	124,309
      Due to advisor (Note 3).................................   ......	 14,992
   Accrued expenses..............................................      	 20,611
        TOTAL LIABILITIES........................................    26,678,895

NET ASSETS:
   (Applicable to outstanding shares of 3,878,010;
      unlimited number of shares of beneficial
      interest authorized; no stated par)........................   $37,735,525
   Net asset value, offering price and redemption
      price per share ($37,735,525/3,878,010)    			  $9.73

SOURCE OF NET ASSETS:
   Paid in capital..............................................    $38,554,091
   Overdistributed net investment income........................       (124,309)
   Accumulated net realized loss on investments......................  (830,703)
   Net unrealized appreciation of investments...    ...................	136,446
        NET ASSETS.............................................	    $37,735,525


The accompanying notes are an integral part of these financial statements.




SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT SERIES
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1997



INVESTMENT INCOME:
   Interest and discount earned, net of premium amortization and interest expense (Note 1) ............................................. $2,632,266

EXPENSES:
   Advisory fees (Note 3) ...................... ..................	259,767
   Accounting and pricing services fees ...........................	 39,224
   Custodian fees .................................................	 21,512
   Audit & tax preparation fees .................        .........		 14,500
   Legal fees .....................................................	 10,251
   Amortization of organization expenses (Note 1) .................	  9,402
   Transfer agent fees ................................  ..........	 29,735
   Registration fees ..............................................	 20,200
   Trustees fees and expenses ......................... ...........	 13,324
   Insurance ......................................................	 10,541
   Other ..........................................................	  1,888
       TOTAL EXPENSES BEFORE REIMBURSEMENT ................	        430,344
       Expenses reimbursed by Adviser (Note 3) ..................  (101,379)
       NET EXPENSES ............................. .................	328,965
       NET INVESTMENT INCOME ..............................	      2,303,301

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments .  ............... ...........		(82,705)
   Change in unrealized appreciation of investments................	(93,993)
   Net realized and unrealized loss on investments ............... (176,698)
   Net increase in net assets resulting from operations ........ $2,126,603


The accompanying notes are an integral part of these financial statements.










SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT SERIES
STATEMENTS OF CHANGES IN NET ASSETS



	 				                                          	Year Ended 	 Year Ended
                                       	 					March 31, 1997   March 31, 1996
OPERATIONS:
   Net investment income.........................  $2,303,301	   $2,369,671
   Net realized (loss) gain on investments.......     (82,705)    1,227,064
   Change in unrealized appreciation (depreciation)
  	of investments.............		                      (93,993)	     (257,447)
   Net increase in net assets resulting from
	  operations............			                        2,126,603	    3,339,288

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income........	   (2,260,030)	   (2,358,436)
   Distributions from net realized gains on
  	investments...                         ...			     (943,662)	     (367,107)
   Total distributions......................       (3,203,692)	   (2,725,543)

CAPITAL SHARE TRANSACTIONS:
   Shares sold.... ............................	    1,730,791	    1,030,079
   Shares issued on reinvestment of distributions     935,335	      702,855
   Shares redeemed. ...........................	     (300,452)	    (697,235)
   Increase in net assets resulting from capital
	share transactions(a).                  ....	 	    2,365,674	    1,035,699
       TOTAL INCREASE IN NET ASSETS...........	     1,288,585	    1,649,444

NET ASSETS:
   Beginning of year...  ......................	   36,446,940	   34,797,496
   End of year...........  ....................	  $37,735,525 	  $36,446,940

(a)  Transactions in capital shares were as follows:
        Shares sold........ ...................	      174,344	      100,992
        Shares issued on reinvestment of
		distributions..............               ...	       94,439	       69,235
        Shares redeemed..................... .	      (30,101)	      (69,182)
        Net increase......................... .	      238,682	      101,045
        Beginning balance ................... .	    3,639,328	    3,538,283
        Ending balance ........................	    3,878,010	    3,639,328



The accompanying notes are an integral part of these financial statements.


SMITH BREEDEN INTERMEDIATE DURATION US GOVERNMENT SERIES
STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 1997


                                                       								     Year Ended
                                                       								      31-Mar-97
Cash flows from operating activities:
   Net increase in net assets resulting from operations.......	     $2,126,603
   Net realized and unrealized loss on investments............	        176,698
     Net investment income....................................	      2,303,301

Adjustments to reconcile net investment income
   to net cash provided by operating activities:
   Net paydown gains and losses........................................(37,392)
   Decrease in interest receivable....................................	 53,993
   Decrease in other assets...........................................	 18,904
   Decrease in other liabilities......................................	(14,677)
     Net cash provided by operating activities... ............	      2,324,129

Cash flows from investing activities:
   Payments for futures variations.        ..........................		(60,974)
   Proceeds from sales of long-term investments.......	             56,055,128
   Proceeds from sales of short-term investments.....................  159,527
   Proceeds from sales of options................ ....................	  5,223
   Proceeds from maturities of short-term investments..............232,680,862
   Proceeds from paydowns of long-term investments...............    3,435,588
   Purchases of long-term investments........................      (51,848,780)
   Purchases of short-term investments........................	   (239,832,318)
   Purchases of options.......................................	       (102,279)
     Net cash provided by investing activities................	        491,977

Cash flows from financing activities:
   Proceeds from  shares tendered.....................................1,721,991
   Payments for  shares redeemed.......................................(300,452)
   Dividends from net investment income and
   realized gains on investments.....................................(2,279,430)
       Net cash used in financing activities...........................(857,891)
       Net increase in cash....................................	      1,958,215

Cash at beginning of year.............................................	312,247
Cash at end of year..............................................    $2,270,462

Noncash financing activities:
   Market value of shares issued to stockholders
     through reinvestment of dividends...............................  $935,335

Supplemental disclosure:
   Interest paid..................................................     $  3,079



The accompanying notes are an integral part of these financial statements.



SMITH BREEDEN INTERMEDIATE DURATION U.S. GOVERNMENT SERIES
FINANCIAL HIGHLIGHTS


The following average per share data, ratios and supplemental information have been derived from information provided in the financial statements.

			                                                              Year	     Year	      Year	    Year        Period
			                                                             Ended	     Ended      Ended	   Ended     3/31/92 <F3>
	  		                                                           3/31/97    3/31/96    3/31/95       3/31/94      to 3/31/93
Net Asset Value,
  Beginning of Period                                             $10.01 	 $9.83     $10.01         $10.62 	  $10.00

  Income From Investment Operations
  Net investment income............................................0.599	  0.66	    0.664	    1.05	    0.826
  Net realized and unrealized (loss) gain on investments..........(0.024)	  0.277	   (0.049)          (0.601)	    0.621
      Total from investment operations.............................0.575	  0.937	    0.615	    0.449	    1.447

  Less Distributions
  Dividends from net investment income............................(0.604)	 (0.656)     (0.664)	    (1.044)	  (0.826)
  Dividends in excess of net investment income......................-	            -	     (0.108)    	-	     -
  Distributions from net realized gains on investments............(0.251)	 (0.101)	-	    (0.015)          -
  Distributions in excess of net realized gains on investments......-	            -	     (0.022)	       -	     -
      Total distributions........................................ (0.855)	 (0.757)     (0.794)	    (1.059)	  (0.826)

Net Asset Value, End of Period....................................$9.73 	$10.01 	      $9.83 	   $10.01 	  $10.62

Total Return.......................................................5.92%	  9.69%	      6.10%	     4.11%	   14.93%

Ratios/Supplemental Data
  Net assets, end of period......................................$37,735,525   $36,446,940   $34,797,496   $6,779,666    $2,923,913
  Ratio of expenses to average net assets <F1>.......................0.88%	  0.90%	       0.90%	      0.90%	    0.82%
  Ratio of net investment income to average net assets <F2>..........6.19%	  6.49%	       6.20%	      7.74%	    8.18%
  Portfolio turnover rate..........................................  409%	   193%	        557%	        84%	      42%

<F1>
(1)The annualized ratio of expenses to average net assets prior to reimbursement of expenses by the Adviser was 1.16%, 1.14%,
2.33%, 2.34%, and 17.52% for the years ended March 31, 1997, March 31, 1996, March 31, 1995 and March 31, 1994 and for the
period ended March 31, 1993, respectively.  Through August 1, 1994, expense ratios include both the direct expenses of the Intermediate Duration U.S. Government Series, and the indirect expenses incurred through the Series' investment in the Institutional Intermediate Duration U.S. Government Fund (Note 5).

<F2>
(2) The annualized ratio of net investment income to average net assets prior to reimbursement of both direct and indirect expenses by the Advisor was 6.26%, 4.77%, 6.30% and (8.52)% for the years ended March 31, 1997, March 31, 1996, March 31, 1995 and March 31,
1994, and for the period March 31, 1993, respectively.

<F3>
(3) Commencement of operations.

The accompanying notes are an integral part of these financial statements.


SMITH BREEDEN INTERMEDIATE DURATION U.S.
GOVERNMENT SERIES
NOTES TO FINANCIAL STATEMENTS

1.	SIGNIFICANT ACCOUNTING POLICIES
The Smith Breeden Series Fund (the "Fund") is an open-end, diversified management investment company registered under the Investment Company
Act of 1940, as amended. The Fund offers shares in two series: the Smith Breeden Short Duration U.S. Government Series and the Smith Breeden Intermediate Duration U.S. Government Series ("Intermediate Series" or "Series"). The following is a summary of significant accounting policies consistently followed by the Intermediate Series.

A.	Security Valuation:  Portfolio securities are valued at current market value provided by a pricing service or by a bank or broker/dealer experienced in such matters, when over-the-counter market quotations are readily available. Securities and other assets for which market prices are not readily available are valued at fair market value as determined in accordance with procedures approved by the Board of Trustees.

B.	Distributions and Taxes:  Dividends to shareholders are recorded on the ex-dividend date. The Intermediate Series intends to continue to qualify for and elect the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, thereby relieving the Series of Federal income taxes. To so qualify, the Series intends to distribute substantially all of its net investment income and net realized capital gains, if any, less any available capital loss carryforward. As of March 31, 1997, the Series had no capital loss carryforward.

C.	Repurchase Agreements: The Intermediate Series may enter into repurchase agreements with member banks of the Federal Reserve System having total assets in excess of $500 million and securities dealers, provided that such banks or dealers meet the credit guidelines of the Series' Board of Trustees. In a repurchase agreement, the Series acquires securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The Intermediate Series' custodian maintains control or custody of these securities collateralizing the repurchase agreements until maturity of the repurchase agreements. The value of the collateral is monitored daily, and if necessary, additional collateral is received to ensure that the market value of the underlying assets remains sufficient to protect the Series in the event of the seller's default. However, in the event of default or bankruptcy of the seller, the Series' right to the collateral may be subject to legal proceedings.

D.	Reverse Repurchase Agreements:  A reverse repurchase agreement involves the sale by the Intermediate Series of portfolio assets concurrently with an agreement by the Series to repurchase the same assets at a later date at a fixed price. The Series will maintain a segregated account with its custodian which will be marked to market daily, consisting of cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to its obligations under reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Series' use of the proceeds of


NOTES TO FINANCIAL STATEMENTS (cont.)


the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Series' obligation to repurchase the securities.

E.	Dollar Roll Agreements:  The Intermediate Series may enter into dollar rolls in which the Series sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Series foregoes principal and interest paid on these securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

F.	Determination Of Gains Or Losses On Sales Of Securities:  Gains
or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

G.	Deferred Organizational Expenses:  Deferred organizational
expenses are being amortized on a straight-line basis over five periods.

H.	Securities Transactions and Investment Income:  Interest income is accrued daily on both long-term bonds and short-term investments. Interest income also includes net amortization from the purchase of fixed-income securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Transactions are recorded on the first business day following the trade date. Realized gains and losses from security transactions are determined and accounted for on the basis of identified cost.

2.	FINANCIAL INSTRUMENTS

A.	Derivative Financial Instruments Held or Issued for Purposes
other than Trading:
The Intermediate Series uses interest rate futures contracts for risk management purposes in order to reduce fluctuation of the Series' net asset value relative to its targeted option-adjusted duration. Upon entering into a futures contract, the Series is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Series each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Series recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.



NOTES TO FINANCIAL STATEMENTS (cont.)


The Intermediate Series had the following open futures contracts as of March31, 1997:

Type	               Notionanal   Position   Expiration       Unrealized
	                      Amount                  Month	       Gain/ (Loss)
5 Year  Treasury     $1,500,000	   Long      June, 1997    $    32,817
10 Year Treasury      3,200,000	   Long      June, 1997       (106,769)
		   Total	                                                $  (139,586)

Futures transactions involve costs and may result in losses. The effective use of futures strategies depends on the Series' ability to terminate futures positions at times when the Series' investment adviser deems it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Series, of the futures contract itself, and of the securities which are the subject of a hedge.

The aggregate market value of investments pledged to cover margin requirements for the open positions at March 31, 1997 was $158,660.

3.	INVESTMENT ADVISORY FEES AND OTHER
TRANSACTIONS WITH AFFILIATES
Smith Breeden Associates, Inc. (the "Adviser"), a registered investment adviser, provides the Series with investment management services. As compensation for these services, the Intermediate Series pays the Adviser a fee computed daily and payable monthly, at an annual rate equal to 0.70% of the Series' average daily net asset value.

The Adviser has voluntarily agreed to reduce or otherwise limit other expenses of the Intermediate Series (excluding advisory fees and litigation, indemnification and other extraordinary expenses) to 0.88% of the Series' average daily net assets. This voluntary agreement may be terminated or modified at any time by the Adviser in its sole discretion. The Adviser has agreed to reduce the fees payable (to the extent of such fees) by the amount the Series' expenses would, absent the fee reduction, exceed the applicable expense limitations imposed by state securities administrators. For the year ended March 31, 1997, the Adviser received fees of $259,767 and reimbursed the Series $101,379.



NOTES TO FINANCIAL STATEMENTS (cont.)


Effective August 1, 1994, the Series adopted a Distribution and Services Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The purpose of the Plan is to permit the Adviser to compensate investment dealers and other persons involved in servicing shareholder accounts for services provided and expenses incurred in promoting the sale of shares of the Series, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers or other persons.

The Plan provides for payments by the Adviser, out of its advisory fee, to dealers and other persons at the annual rate of up to 0.25% of the Intermediate Series' average net assets subject to the authority of the Trustees of the Series to reduce the amount of payments permitted under the Plan or to suspend the Plan for such periods as they may determine. Subject to these limitations, the amount of such payments and the purposes for which they are made shall be determined by the Adviser.

Certain officers and trustees of the Series are also officers and directors of the Adviser.

4.	INVESTMENT TRANSACTIONS
During the year ended March 31, 1997, purchases and proceeds from sales of securities, other than short-term investments, aggregated $174,835,826 and $180,397,654, respectively. The purchases and proceeds shown above do not include dollar roll agreements which are considered borrowings by the Intermediate Series. The cost of securities for federal income tax purposes is $42,495,652. Net unrealized appreciation of investments, short sales and futures contracts consists of:

		Gross unrealized appreciation 		$   431,474
		Gross unrealized depreciation 		   (295,028)
		Net unrealized appreciation 	  	$   136,446



INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
Smith Breeden Intermediate Duration U.S. Government Series of the
Smith Breeden Series Fund:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Breeden Intermediate Duration U.S. Government Series of the Smith Breeden Series Fund as of
March 31, 1997, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and the period March
31, 1992 (commencement of operations) to March 31, 1993. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Smith Breeden Intermediate Duration U.S. Government Series of the
Smith Breeden Series Fund as of March 31, 1997, the results of its operations and its cash flows, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
May 12, 1997

                         SMITH BREEDEN SERIES FUND
                                 FORM N-1A
                        PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

(a)  Financial Statement filed with Part B
(b)  Exhibits:
(1)      Declaration of Trust: Incorporated by Reference
(2)      By-Laws: Incorporated by Reference
(3)      Voting Trust Agreement: Not Applicable
(4)      Specimen Share Certificate: Incorporated by
            Reference
(5)(a)   Form of Investment Advisory Agreement
            for Smith Breeden Intermediate Duration
            Series: Incorporated by Reference
(5)(b)   Form of Investment Advisory Agreement
            for Smith Breeden Short Duration Series:
            Incorporated by Reference
(6)      Form of Underwriting or Distribution
            Agreement: Incorporated by Reference
(7)      Bonus, Profit Sharing, Pension and Other
            Similar Arrangements:  Not Applicable
(8)      Custodian Agreement: Incorporated by Reference
(9)(a)   Shareholder Services Agreement: Incorporated by
         Reference
(9)(b)   Accounting Services Agreement: Incorporated by
         Reference
(9)(c)   Sub-Administration Agreement: Not Applicable
(10)     Opinion and Consent of Counsel
             (a) Incorporated by Reference to Pre-Effective
          Amendment No. 1 filed on November 26, 1991.

(11)     Independent Auditors' Consent
(12)     Financial Statements Omitted from Item 23:
          Not Applicable
(13)     Letter of Understanding relating to
          initial capital--Incorporated by Reference
(14)     Model Retirement Plan -- Not Applicable
(15)(a)  Form of Rule 12b-1 Plan for Smith
          Breeden Intermediate Duration Series:Incorporated by
          Reference
(15)(b)  Form of Rule 12b-1 Plan for Smith
          Breeden Short Duration Series: Incorporated by
          Reference
(16)     Performance Calculation --
          Not Applicable
(17)     Powers of Attorney--Incorporated by Reference
(18)     Financial Data Schedule

Item 25.  Persons Controlled by or under Common Control with
          Registrant.

   Roosevelt Bank FSB may be deemed to control the Smith Breeden
Intermediate Duration U.S. Government Fund by virtue of it owning 62.80% of the outstanding shares of the Fund on June 30, 1997.

Item 26.     Number of Holders of Securities.


                               NUMBER OF RECORD HOLDERS
      TITLE OF CLASS              AS OF JUNE 30, 1997

Smith Breeden Short Duration
U.S. Government Fund                     251
Shares of Beneficial Interest

Smith Breeden Intermediate
Duration U.S. Government Fund          140
Shares of Beneficial Interest

Item 27.  Indemnification.

Reference is made to Article IV, Sections 4.2 and 4.3 of
Registrant's Declaration of Trust (Exhibit 1(a)) with respect to indemnification of the Trustees and officers of Registrant against liabilities which may be incurred by them in such capacities.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission ("SEC"), such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, an officer or a controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Each disinterested Trustee has entered into an indemnity agreement with the Adviser whereby the Adviser indemnifies each disinterested Trustee against defense costs in connection with a civil claim which involves the Trustee by virtue of his position with the Fund.

Item 28.  Business and Other Connections of Adviser.

Smith Breeden Associates, Inc. (the "Adviser") acts as investment adviser to financial institution, insurance, pension, charitable foundation clients and other registered investment companies. For a description of the officers and directors of the Adviser and their business affiliations, see "Management of the Fund" in the Prospectus contained within this Registration Statement.

   Item 29.  Principal Underwriters

     (a)FPS Broker Services, Inc. ("FPSB"), the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

	The Govett Funds, Inc.
	Bjurman Funds
	Farrell Alpha Strategies
	Focus Trust, Inc.
	IAA Trust Growth Fund
	IAA Trust Asset Allocation Fund, Inc.
	IAA Trust Tax Exempt Bond Fund, Inc.
	IAA Trust Taxable Fixed Income Series Fund, Inc.
	Matthews International Funds
	McM Funds
	Metropolitan West Funds
	Polynous Trust
	Smith Breeden Series Fund
	Smith Breeden Short Duration U.S. Government Fund
	Smith Breeden Trust
	Sage/Tso Trust
	The Stratton Funds, Inc.
	Stratton Growth Fund,Inc.
	Stratton Monthly Dividend Shares, Inc.
	Trainer Wortham First Mutual Funds.

   (b) The table below sets forth certain information as to the Underwriter's Directors, Officers and Control Persons:

NAME AND PRINCIPAL            POSITION AND OFFICES    POSITION AND
BUSINESS ADDRESS              WITH UNDERWRITER        OFFICES WITH
                                                       REGISTRANT

Kenneth J. Kempf        	Director and 		None
3200 Horizon Drive       	President
King of Prussia, PA
19406-0903

Lynne Cannon			Vice President and 	None
3200 Horizon Drive            	Principal
King of Prussia, PA
19406-0903

Rocco J. Cavalieri		Director and 		None
3200 Horizon Drive       	Vice President
King of Prussia, PA
19406-0903

Gerald J. Holland		Director, 		None
3200 Horizon Drive       	Vice President and
King of Prussia, PA 		Principal
19406-0903

Joseph M. O'Donnell		Director and 		None
3200 Horizon Drive       	Vice President
King of Prussia, PA
19406-0903

Sandra L. Adams           Assistant Vice President        None
3200 Horizon Drive            	and Principal
King of Prussia, PA
19406-0903

John H. Leven                 	Treasurer                 None
3200 Horizon Drive
King of Prussia, PA
19406-0903

Mary P. Efstration            	Secretary                 None
3200 Horizon Drive
King of Prussia, PA
19406-0903

Bruno DiStefano            	Principal                 None
3200 Horizon Drive
King of Prussia, PA
19406-0903

James W. Stratton may be considered a control person of the Underwriter due to his direct or indirect ownership of FPS Services, Inc., the parent of the Underwriter.

(c)    Not Applicable.


Item 30.     Locations of Accounts and Records.

The accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be kept by the Registrant at the following offices.

     (1) FPS Broker Services, Inc., 3200 Horizon Drive,
	 P. O. Box 61503, King of Prussia, Pennsylvania  19406-0903
     (2) Smith Breeden Associates, Inc., 100 Europa Drive, Suite 200, Chapel Hill, NC 27514

Item 31.  Management Services.

     There are no management-related service contracts not discussed in Part A or Part B.

Item 32.  Undertakings.


     (a) The Registrant previously has undertaken to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

     (b) The registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.


                                 SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chapel Hill, the State of North Carolina, on the 23rd day of July, 1997.


                                   SMITH BREEDEN SERIES FUND


                                   By
                                        Michael J. Giarla
                                        President




  Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     SIGNATURE                  TITLE                         DATE


Michael J. Giarla             President, Principal          July 23, 1997
                              Executive Officer, and Trustee


Douglas T. Breeden*           Trustee                       July 23, 1997



Stephen M. Schaefer*          Trustee                       July 23, 1997



Myron S. Scholes*             Trustee                       July 23, 1997



William F. Sharpe*            Trustee                       July 23, 1997



Marianthe S. Mewkill          Principal Financial and       July 23, 1997
                              Accounting Officer



* By Marianthe S. Mewkill


*Attorney-in-Fact pursuant to power-of-attorney filed previously.